UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2024

This report on Form N-CSR relates solely to the Registrant’s Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom 2070 Fund, and Fidelity Freedom Income Fund (the “Funds”).

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Income Fund Fidelity Freedom® Income Fund Class K : FNSHX

This semi-annual shareholder report contains information about Fidelity Freedom® Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.42%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,617,512,485
Number of Holdings	44
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Money Market Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Growth Fund	1.9
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series Short-Term Credit Fund	1.9
85.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914594.100    3019-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund : FFFDX

This semi-annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2020 Fund	$ 29	0.56%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$14,700,076,247
Number of Holdings	44
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Growth Company Fund	4.6
Fidelity Series Large Cap Stock Fund	4.4
Fidelity Series International Value Fund	4.1
Fidelity Series Overseas Fund	4.1
Fidelity Series International Growth Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
71.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914601.100    372-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund Class K : FSNQX

This semi-annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 29	0.56%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$33,911,958,323
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.4
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Growth Company Fund	6.3
Fidelity Series Large Cap Stock Fund	6.0
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series Stock Selector Large Cap Value Fund	4.1
71.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914603.100    3025-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Income Fund Fidelity Freedom® Income Fund : FFFAX

This semi-annual shareholder report contains information about Fidelity Freedom® Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Income Fund	$ 24	0.47%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,617,512,485
Number of Holdings	44
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Money Market Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Growth Fund	1.9
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series Short-Term Credit Fund	1.9
85.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914595.100    369-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund Class K : FSNZX

This semi-annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.64%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$21,801,296,023
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914700.100    3028-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund Class K : FNSDX

This semi-annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.64%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$12,107,574,296
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914739.100    3030-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund : FFSFX

This semi-annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2065 Fund	$ 39	0.75%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,762,892,118
Number of Holdings	46
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914912.100    3415-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund Class K : FNSBX

This semi-annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.64%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$19,735,608,547
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.9
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914703.100    3029-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund : FDKVX

This semi-annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2060 Fund	$ 39	0.75%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$6,258,798,912
Number of Holdings	45
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914749.100    2708-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Income Fund Fidelity Freedom® Income Fund Class K6 : FYTKX

This semi-annual shareholder report contains information about Fidelity Freedom® Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.24%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,617,512,485
Number of Holdings	44
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Money Market Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Growth Fund	1.9
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series Short-Term Credit Fund	1.9
85.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914593.100    3001-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund Class K : FSNLX

This semi-annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 23	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,908,864,164
Number of Holdings	44
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.5
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Growth Company Fund	3.6
Fidelity Series Large Cap Stock Fund	3.5
Fidelity Series International Value Fund	3.3
Fidelity Series Overseas Fund	3.3
74.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914679.100    3022-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund : FFVFX

This semi-annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2015 Fund	$ 27	0.52%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,908,864,164
Number of Holdings	44
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.5
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Growth Company Fund	3.6
Fidelity Series Large Cap Stock Fund	3.5
Fidelity Series International Value Fund	3.3
Fidelity Series Overseas Fund	3.3
74.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914677.100    1313-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund Class K6 : FRBHX

This semi-annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 12	0.45%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,211,644
Number of Holdings	27
Portfolio TurnoverA	31%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Growth Company Fund	9.5
Fidelity Series Large Cap Stock Fund	9.1
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.6
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
76.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918251.100    7641-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund Class K6 : FVTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$6,258,798,912
Number of Holdings	45
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914750.100    3000-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund : FFFFX

This semi-annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2040 Fund	$ 38	0.73%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$30,158,071,326
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Growth Company Fund	9.0
Fidelity Series Large Cap Stock Fund	8.7
Fidelity Series International Value Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Blue Chip Growth Fund	4.9
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914619.100    718-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund Class K6 : FJTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$21,801,296,023
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914699.100    2997-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund : FDEEX

This semi-annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2055 Fund	$ 39	0.75%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$12,107,574,296
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914737.100    2331-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund : FFFHX

This semi-annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2050 Fund	$ 39	0.75%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$19,735,608,547
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.9
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914701.100    1618-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund : FFTWX

This semi-annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2025 Fund	$ 31	0.60%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$22,382,922,087
Number of Holdings	43
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Growth Company Fund	5.6
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
73.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914680.100    1314-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund Class K : FSNKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 22	0.42%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,442,412,678
Number of Holdings	45
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Money Market Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Growth Company Fund	2.6
Fidelity Series International Value Fund	2.5
Fidelity Series Overseas Fund	2.5
Fidelity Series International Growth Fund	2.5
80.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914597.100    3021-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund : FRBDX

This semi-annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2070 Fund A	$ 20	0.75%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,211,644
Number of Holdings	27
Portfolio TurnoverA	31%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Growth Company Fund	9.5
Fidelity Series Large Cap Stock Fund	9.1
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.6
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
76.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918247.100    7639-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund Class K6 : FHTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.44%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$30,158,071,326
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Growth Company Fund	9.0
Fidelity Series Large Cap Stock Fund	8.7
Fidelity Series International Value Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Blue Chip Growth Fund	4.9
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914617.100    2996-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund Class K6 : FWTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 21	0.40%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$29,378,565,674
Number of Holdings	44
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	15.6
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series International Value Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.4
71.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914684.100    2995-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund Class K6 : FDTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$22,382,922,087
Number of Holdings	43
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Growth Company Fund	5.6
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
73.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914681.100    2993-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund Class K6 : FZTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$19,735,608,547
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.9
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914702.100    2998-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund Class K : FSNPX

This semi-annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 27	0.52%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$22,382,922,087
Number of Holdings	43
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Growth Company Fund	5.6
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
73.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914682.100    3024-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund : FFFCX

This semi-annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2010 Fund	$ 24	0.47%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,442,412,678
Number of Holdings	45
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Money Market Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Growth Company Fund	2.6
Fidelity Series International Value Fund	2.5
Fidelity Series Overseas Fund	2.5
Fidelity Series International Growth Fund	2.5
80.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914598.100    371-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund Class K : FFSDX

This semi-annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.64%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,762,892,118
Number of Holdings	46
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914913.100    3416-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund Class K : FRBEX

This semi-annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K A	$ 17	0.64%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,211,644
Number of Holdings	27
Portfolio TurnoverA	31%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Growth Company Fund	9.5
Fidelity Series Large Cap Stock Fund	9.1
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.6
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
76.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918249.100    7640-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund Class K : FSNOX

This semi-annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 25	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$14,700,076,247
Number of Holdings	44
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Growth Company Fund	4.6
Fidelity Series Large Cap Stock Fund	4.4
Fidelity Series International Value Fund	4.1
Fidelity Series Overseas Fund	4.1
Fidelity Series International Growth Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
71.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914600.100    3023-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund Class K : FSNUX

This semi-annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 31	0.59%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$29,378,565,674
Number of Holdings	44
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	15.6
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series International Value Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.4
71.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914685.100    3026-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund Class K6 : FCTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$12,107,574,296
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914738.100    2999-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund Class K6 : FGTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 19	0.36%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$33,911,958,323
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.4
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Growth Company Fund	6.3
Fidelity Series Large Cap Stock Fund	6.0
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series Stock Selector Large Cap Value Fund	4.1
71.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914602.100    2994-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund : FFFEX

This semi-annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2030 Fund	$ 33	0.64%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$33,911,958,323
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.4
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Growth Company Fund	6.3
Fidelity Series Large Cap Stock Fund	6.0
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series Stock Selector Large Cap Value Fund	4.1
71.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914604.100    373-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund Class K6 : FOTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,442,412,678
Number of Holdings	45
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Money Market Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Growth Company Fund	2.6
Fidelity Series International Value Fund	2.5
Fidelity Series Overseas Fund	2.5
Fidelity Series International Growth Fund	2.5
80.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914596.100    2990-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund : FFTHX

This semi-annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2035 Fund	$ 36	0.69%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$29,378,565,674
Number of Holdings	44
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	15.6
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series International Value Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.4
71.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914683.100    1315-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund : FFFGX

This semi-annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2045 Fund	$ 39	0.75%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$21,801,296,023
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914698.100    1617-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund Class K6 : FPTKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.26%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,908,864,164
Number of Holdings	44
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.5
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Growth Company Fund	3.6
Fidelity Series Large Cap Stock Fund	3.5
Fidelity Series International Value Fund	3.3
Fidelity Series Overseas Fund	3.3
74.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914678.100    2991-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund Class K6 : FATKX

This semi-annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$14,700,076,247
Number of Holdings	44
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Growth Company Fund	4.6
Fidelity Series Large Cap Stock Fund	4.4
Fidelity Series International Value Fund	4.1
Fidelity Series Overseas Fund	4.1
Fidelity Series International Growth Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
71.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914599.100    2992-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund Class K : FNSFX

This semi-annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.64%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$6,258,798,912
Number of Holdings	45
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914751.100    3031-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund Class K6 : FFSZX

This semi-annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,762,892,118
Number of Holdings	46
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.7
Fidelity Series Large Cap Stock Fund	9.3
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914914.100    3417-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund Class K : FSNVX

This semi-annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.63%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$30,158,071,326
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Growth Company Fund	9.0
Fidelity Series Large Cap Stock Fund	8.7
Fidelity Series International Value Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Blue Chip Growth Fund	4.9
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914618.100    3027-TSRS-1124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Freedom® Funds

Fidelity Freedom® Income Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2065 Fund
Fidelity Freedom® 2070 Fund

Semi-Annual Report
September 30, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Freedom® Income Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2065 Fund
Fidelity Freedom® 2070 Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Freedom® Income Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $4,494,829)	4,510,000	4,496,061

Domestic Equity Funds - 9.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	692,803	8,964,869
Fidelity Series Blue Chip Growth Fund (c)	1,374,686	25,046,777
Fidelity Series Commodity Strategy Fund (c)	59,133	5,227,381
Fidelity Series Growth Company Fund (c)	1,872,086	46,727,269
Fidelity Series Intrinsic Opportunities Fund (c)	725,932	8,159,471
Fidelity Series Large Cap Stock Fund (c)	1,931,788	44,295,908
Fidelity Series Large Cap Value Index Fund (c)	791,942	13,573,878
Fidelity Series Opportunistic Insights Fund (c)	1,126,619	27,985,220
Fidelity Series Small Cap Core Fund (c)	102,924	1,280,379
Fidelity Series Small Cap Discovery Fund (c)	290,899	3,441,332
Fidelity Series Small Cap Opportunities Fund (c)	837,274	12,718,199
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,996,977	30,094,449
Fidelity Series Value Discovery Fund (c)	1,602,322	26,726,734
TOTAL DOMESTIC EQUITY FUNDS (Cost $153,880,588)		254,241,866

International Equity Funds - 13.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,120,953	18,473,307
Fidelity Series Emerging Markets Fund (c)	2,752,239	26,504,066
Fidelity Series Emerging Markets Opportunities Fund (c)	5,227,288	104,911,664
Fidelity Series International Growth Fund (c)	2,629,075	50,635,976
Fidelity Series International Small Cap Fund (c)	2,046,053	38,383,947
Fidelity Series International Value Fund (c)	3,737,980	50,537,486
Fidelity Series Overseas Fund (c)	3,367,462	50,410,912
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $220,656,420)		339,857,358

Bond Funds - 66.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	54,952,243	540,730,068
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	162,482	1,294,979
Fidelity Series Emerging Markets Debt Fund (c)	1,681,952	13,741,547
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	452,277	4,355,423
Fidelity Series Floating Rate High Income Fund (c)	221,485	1,986,723
Fidelity Series High Income Fund (c)	1,624,515	14,182,016
Fidelity Series International Credit Fund (c)	314,638	2,668,132
Fidelity Series International Developed Markets Bond Index Fund (c)	11,442,750	101,497,194
Fidelity Series Investment Grade Bond Fund (c)	96,562,974	994,598,632
Fidelity Series Long-Term Treasury Bond Index Fund (c)	12,551,361	73,676,492
Fidelity Series Real Estate Income Fund (c)	256,644	2,592,103
TOTAL BOND FUNDS (Cost $1,833,156,674)		1,751,323,309

Short-Term Funds - 10.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	4,378,384	4,379,260
Fidelity Series Government Money Market Fund 5.03% (c)(e)	214,567,247	214,567,247
Fidelity Series Short-Term Credit Fund (c)	5,004,873	50,399,067
TOTAL SHORT-TERM FUNDS (Cost $268,642,871)		269,345,574

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,480,831,382)	2,619,264,168
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,751,683)
NET ASSETS - 100.0%	2,617,512,485

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	146	Dec 2024	8,560,710	548,372	548,372
ICE MSCI EAFE Index Contracts (United States)	46	Dec 2024	5,721,940	63,562	63,562

TOTAL EQUITY INDEX CONTRACTS					611,934

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	845	Dec 2024	96,567,656	(122,868)	(122,868)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	517	Dec 2024	56,809,414	19,832	19,832

TOTAL TREASURY CONTRACTS					(103,036)

TOTAL PURCHASED					508,898

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	113	Dec 2024	32,850,513	(700,193)	(700,193)

TOTAL FUTURES CONTRACTS					(191,295)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,496,061.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	2,981,401	26,484,774	26,122,278	98,016	(22)	1	4,379,260	0.0%
Total	2,981,401	26,484,774	26,122,278	98,016	(22)	1	4,379,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	417,930,885	38,541,906	49,676,348	4,768,656	(570,455)	14,856,453	540,730,068
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,033,326	20,158	114,917	13,892	(17,810)	75,627	1,294,979
Fidelity Series All-Sector Equity Fund	6,551,072	471,585	757,330	-	47,440	660,916	8,964,869
Fidelity Series Blue Chip Growth Fund	18,257,568	3,701,140	2,402,953	2,109,789	238,896	(449,419)	25,046,777
Fidelity Series Canada Fund	13,788,134	1,103,870	1,840,850	-	338,378	1,071,338	18,473,307
Fidelity Series Commodity Strategy Fund	13,870,055	4,449,040	17,332,629	494,209	(8,691,890)	7,842,271	5,227,381
Fidelity Series Emerging Markets Debt Fund	10,964,427	360,430	1,255,254	292,077	(179,335)	712,957	13,741,547
Fidelity Series Emerging Markets Debt Local Currency Fund	3,547,246	16,589	531,277	-	(49,153)	365,949	4,355,423
Fidelity Series Emerging Markets Fund	22,692,589	198,343	5,358,977	-	127,956	2,185,122	26,504,066
Fidelity Series Emerging Markets Opportunities Fund	91,083,847	2,561,466	27,120,695	-	5,371,971	6,458,645	104,911,664
Fidelity Series Floating Rate High Income Fund	1,684,651	97,376	220,922	84,973	(9,634)	(5,959)	1,986,723
Fidelity Series Government Money Market Fund 5.03%	167,620,084	19,583,877	20,767,616	5,065,152	-	-	214,567,247
Fidelity Series Growth Company Fund	34,137,435	2,858,974	4,735,177	-	566,121	3,181,076	46,727,269
Fidelity Series High Income Fund	11,328,355	462,224	1,294,882	398,761	(91,817)	540,977	14,182,016
Fidelity Series International Credit Fund	2,002,635	50,477	41,037	50,476	2,488	100,650	2,668,132
Fidelity Series International Developed Markets Bond Index Fund	80,419,898	4,992,952	9,048,649	1,254,939	(715,242)	2,675,002	101,497,194
Fidelity Series International Growth Fund	38,941,967	3,353,796	5,085,566	-	822,212	930,248	50,635,976
Fidelity Series International Small Cap Fund	31,243,162	186,711	4,572,161	-	1,010,579	1,779,333	38,383,947
Fidelity Series International Value Fund	39,127,191	2,137,088	5,869,128	-	1,414,062	2,249,148	50,537,486
Fidelity Series Intrinsic Opportunities Fund	6,334,345	1,259,693	883,730	591,072	22,406	(399,589)	8,159,471
Fidelity Series Investment Grade Bond Fund	804,983,532	30,536,301	106,913,061	19,261,328	(10,124,313)	44,234,158	994,598,632
Fidelity Series Large Cap Stock Fund	32,132,965	4,782,147	3,932,907	2,248,105	380,678	1,209,929	44,295,908
Fidelity Series Large Cap Value Index Fund	10,015,460	1,402,373	1,793,035	-	117,182	877,961	13,573,878
Fidelity Series Long-Term Treasury Bond Index Fund	69,633,219	3,096,619	19,217,308	1,167,372	(8,892,080)	11,755,334	73,676,492
Fidelity Series Opportunistic Insights Fund	20,315,830	1,283,652	2,380,361	-	300,495	2,153,021	27,985,220
Fidelity Series Overseas Fund	39,045,927	2,267,967	5,717,580	-	1,103,921	1,968,250	50,410,912
Fidelity Series Real Estate Income Fund	2,039,392	82,474	229,438	69,915	(3,297)	110,402	2,592,103
Fidelity Series Short-Term Credit Fund	42,548,718	1,166,416	5,715,974	931,255	(14,779)	1,107,710	50,399,067
Fidelity Series Small Cap Core Fund	723,127	299,726	17,045	3,366	2,816	56,919	1,280,379
Fidelity Series Small Cap Discovery Fund	2,710,952	387,100	307,856	156,363	1,722	(126,646)	3,441,332
Fidelity Series Small Cap Opportunities Fund	9,371,026	2,308,962	1,755,308	936,170	159,085	(52,375)	12,718,199
Fidelity Series Stock Selector Large Cap Value Fund	22,467,682	3,124,768	4,424,335	-	233,954	2,070,989	30,094,449
Fidelity Series Value Discovery Fund	20,089,162	3,075,366	3,970,958	-	214,507	1,420,514	26,726,734
	2,088,635,864	140,221,566	315,285,264	39,897,870	(16,882,936)	111,616,911	2,610,388,847

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	4,496,061	-	4,496,061	-

Domestic Equity Funds	254,241,866	254,241,866	-	-

International Equity Funds	339,857,358	339,857,358	-	-

Bond Funds	1,751,323,309	1,751,323,309	-	-

Short-Term Funds	269,345,574	269,345,574	-	-
Total Investments in Securities:	2,619,264,168	2,614,768,107	4,496,061	-
Derivative Instruments: Assets
Futures Contracts	631,766	631,766	-	-
Total Assets	631,766	631,766	-	-
Liabilities
Futures Contracts	(823,061)	(823,061)	-	-
Total Liabilities	(823,061)	(823,061)	-	-
Total Derivative Instruments:	(191,295)	(191,295)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	611,934	(700,193)
Total Equity Risk	611,934	(700,193)
Interest Rate Risk
Futures Contracts (a)	19,832	(122,868)
Total Interest Rate Risk	19,832	(122,868)
Total Value of Derivatives	631,766	(823,061)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,494,829)	$4,496,061
Fidelity Central Funds (cost $4,379,259)	4,379,260
Other affiliated issuers (cost $2,471,957,294)	2,610,388,847

Total Investment in Securities (cost $2,480,831,382)		$2,619,264,168
Receivable for investments sold		9,965,286
Receivable for fund shares sold		3,737,026
Distributions receivable from Fidelity Central Funds		18,901
Total assets		2,632,985,381
Liabilities
Payable for investments purchased	$9,363,183
Payable for fund shares redeemed	4,339,127
Accrued management fee	904,697
Payable for daily variation margin on futures contracts	865,886
Other payables and accrued expenses	3
Total liabilities		15,472,896
Net Assets		$2,617,512,485
Net Assets consist of:
Paid in capital		$2,545,335,719
Total accumulated earnings (loss)		72,176,766
Net Assets		$2,617,512,485

Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund :
Net Asset Value, offering price and redemption price per share ($1,463,562,417 ÷ 133,029,843 shares)		$11.00
Class K :
Net Asset Value, offering price and redemption price per share ($716,053,779 ÷ 65,207,096 shares)		$10.98
Class K6 :
Net Asset Value, offering price and redemption price per share ($437,896,289 ÷ 39,918,358 shares)		$10.97
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$34,582,074
Interest		103,188
Income from Fidelity Central Funds		98,016
Total income		34,783,278
Expenses
Management fee	$4,928,091
Independent trustees' fees and expenses	2,837
Total expenses before reductions	4,930,928
Expense reductions	(211)
Total expenses after reductions		4,930,717
Net Investment income (loss)		29,852,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,492,405)
Redemptions in-kind	3,492,319
Fidelity Central Funds	(22)
Other affiliated issuers	(16,882,936)
Futures contracts	3,282,717
Capital gain distributions from underlying funds:
Affiliated issuers	5,315,796
Total net realized gain (loss)		(8,284,531)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,313
Fidelity Central Funds	1
Other affiliated issuers	111,616,911
Futures contracts	(1,061,230)
Total change in net unrealized appreciation (depreciation)		110,556,995
Net gain (loss)		102,272,464
Net increase (decrease) in net assets resulting from operations		$132,125,025
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,852,561	$66,515,314
Net realized gain (loss)	(8,284,531)	(16,855,645)
Change in net unrealized appreciation (depreciation)	110,556,995	72,197,842
Net increase (decrease) in net assets resulting from operations	132,125,025	121,857,511
Distributions to shareholders	(28,881,869)	(66,332,172)

Share transactions - net increase (decrease)	420,184,309	(298,820,993)
Total increase (decrease) in net assets	523,427,465	(243,295,654)

Net Assets
Beginning of period	2,094,085,020	2,337,380,674
End of period	$2,617,512,485	$2,094,085,020

Financial Highlights
Fidelity Freedom® Income Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$10.28	$11.37	$12.16	$11.15	$11.44
Income from Investment Operations
Net investment income (loss) A,B	.13	.31	.36	.28	.13	.22
Net realized and unrealized gain (loss)	.44	.28	(.85)	(.35)	1.40	(.09)
Total from investment operations	.57	.59	(.49)	(.07)	1.53	.13
Distributions from net investment income	(.13)	(.31)	(.36)	(.29)	(.13)	(.23)
Distributions from net realized gain	-	-	(.24)	(.44)	(.39)	(.20)
Total distributions	(.13)	(.31)	(.60)	(.72) C	(.52)	(.42) C
Net asset value, end of period	$11.00	$10.56	$10.28	$11.37	$12.16	$11.15
Total Return D,E	5.44%	5.85%	(4.18)%	(.76)%	13.92%	1.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.47%	.46% I	.46% I	.47%	.47%
Expenses net of fee waivers, if any	.47 % H	.47%	.46% I	.46% I	.47%	.47%
Expenses net of all reductions	.47% H	.47%	.46% I	.46% I	.47%	.47%
Net investment income (loss)	2.49% H	3.01%	3.48%	2.34%	1.05%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,463,562	$1,265,923	$1,517,912	$1,851,042	$2,031,257	$1,839,153
Portfolio turnover rate J	12 % H,K,L	12% L	19% L	36%	21%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Income Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.54	$10.26	$11.35	$12.14	$11.13	$11.42
Income from Investment Operations
Net investment income (loss) A,B	.14	.31	.37	.29	.13	.23
Net realized and unrealized gain (loss)	.43	.29	(.86)	(.35)	1.41	(.09)
Total from investment operations	.57	.60	(.49)	(.06)	1.54	.14
Distributions from net investment income	(.13)	(.32)	(.36)	(.29)	(.14)	(.23)
Distributions from net realized gain	-	-	(.24)	(.44)	(.39)	(.20)
Total distributions	(.13)	(.32)	(.60)	(.73)	(.53)	(.43)
Net asset value, end of period	$10.98	$10.54	$10.26	$11.35	$12.14	$11.13
Total Return C,D	5.47%	5.93%	(4.16)%	(.72)%	14.02%	1.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42% G	.42%	.41% H	.41% H	.41%	.41%
Expenses net of fee waivers, if any	.42 % G	.42%	.41% H	.41% H	.41%	.41%
Expenses net of all reductions	.42% G	.42%	.41% H	.41% H	.41%	.41%
Net investment income (loss)	2.54% G	3.06%	3.53%	2.39%	1.10%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$716,054	$568,758	$564,148	$780,949	$1,043,133	$1,048,404
Portfolio turnover rate I	12 % G,J,K	12% K	19% K	36%	21%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Income Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.53	$10.25	$11.34	$12.13	$11.13	$11.42
Income from Investment Operations
Net investment income (loss) A,B	.14	.33	.37	.29	.14	.23
Net realized and unrealized gain (loss)	.44	.28	(.85)	(.34)	1.40	(.08)
Total from investment operations	.58	.61	(.48)	(.05)	1.54	.15
Distributions from net investment income	(.14)	(.33)	(.37)	(.30)	(.15)	(.24)
Distributions from net realized gain	-	-	(.24)	(.44)	(.39)	(.20)
Total distributions	(.14)	(.33)	(.61)	(.74)	(.54)	(.44)
Net asset value, end of period	$10.97	$10.53	$10.25	$11.34	$12.13	$11.13
Total Return C,D	5.57%	6.11%	(4.09)%	(.64)%	13.97%	1.18%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.24% G	.24%	.36% H	.37%	.37%	.37%
Expenses net of fee waivers, if any	.24 % G	.24%	.36% H	.37%	.37%	.37%
Expenses net of all reductions	.24% G	.24%	.36% H	.37%	.37%	.37%
Net investment income (loss)	2.72% G	3.23%	3.58%	2.44%	1.15%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$437,896	$259,403	$255,321	$274,397	$243,781	$199,750
Portfolio turnover rate I	12 % G,J,K	12% K	19% K	36%	21%	17%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2010 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $6,029,184)	6,050,000	6,030,825

Domestic Equity Funds - 14.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,320,135	17,082,546
Fidelity Series Blue Chip Growth Fund (c)	2,653,192	48,341,153
Fidelity Series Commodity Strategy Fund (c)	77,778	6,875,607
Fidelity Series Growth Company Fund (c)	3,527,970	88,058,132
Fidelity Series Intrinsic Opportunities Fund (c)	1,384,540	15,562,227
Fidelity Series Large Cap Stock Fund (c)	3,708,215	85,029,363
Fidelity Series Large Cap Value Index Fund (c)	1,508,392	25,853,837
Fidelity Series Opportunistic Insights Fund (c)	2,115,971	52,560,728
Fidelity Series Small Cap Core Fund (c)	171,532	2,133,859
Fidelity Series Small Cap Discovery Fund (c)	577,202	6,828,302
Fidelity Series Small Cap Opportunities Fund (c)	1,596,685	24,253,647
Fidelity Series Stock Selector Large Cap Value Fund (c)	3,824,965	57,642,221
Fidelity Series Value Discovery Fund (c)	3,089,365	51,530,609
TOTAL DOMESTIC EQUITY FUNDS (Cost $264,697,887)		481,752,231

International Equity Funds - 15.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,952,812	32,182,342
Fidelity Series Emerging Markets Fund (c)	3,180,766	30,630,774
Fidelity Series Emerging Markets Opportunities Fund (c)	8,440,187	169,394,550
Fidelity Series International Growth Fund (c)	4,501,204	86,693,193
Fidelity Series International Small Cap Fund (c)	2,687,849	50,424,052
Fidelity Series International Value Fund (c)	6,433,149	86,976,169
Fidelity Series Overseas Fund (c)	5,795,377	86,756,800
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $345,258,125)		543,057,880

Bond Funds - 61.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	56,503,114	555,990,646
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	9,253,168	73,747,746
Fidelity Series Emerging Markets Debt Fund (c)	2,201,334	17,984,897
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	604,146	5,817,923
Fidelity Series Floating Rate High Income Fund (c)	293,461	2,632,344
Fidelity Series High Income Fund (c)	2,110,874	18,427,932
Fidelity Series International Credit Fund (c)	459,399	3,895,701
Fidelity Series International Developed Markets Bond Index Fund (c)	14,993,209	132,989,762
Fidelity Series Investment Grade Bond Fund (c)	117,370,531	1,208,916,467
Fidelity Series Long-Term Treasury Bond Index Fund (c)	17,598,611	103,303,847
Fidelity Series Real Estate Income Fund (c)	336,492	3,398,573
TOTAL BOND FUNDS (Cost $2,297,106,868)		2,127,105,838

Short-Term Funds - 8.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	5,537,449	5,538,556
Fidelity Series Government Money Market Fund 5.03% (c)(e)	233,613,009	233,613,009
Fidelity Series Short-Term Credit Fund (c)	4,735,704	47,688,536
TOTAL SHORT-TERM FUNDS (Cost $286,152,438)		286,840,101

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,199,244,502)	3,444,786,875
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,374,197)
NET ASSETS - 100.0%	3,442,412,678

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	191	Dec 2024	11,199,285	717,416	717,416
ICE MSCI EAFE Index Contracts (United States)	51	Dec 2024	6,343,890	67,916	67,916

TOTAL EQUITY INDEX CONTRACTS					785,332

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,112	Dec 2024	127,080,750	(206,764)	(206,764)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	680	Dec 2024	74,720,313	17,706	17,706

TOTAL TREASURY CONTRACTS					(189,058)

TOTAL PURCHASED					596,274

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	158	Dec 2024	45,932,575	(979,032)	(979,032)

TOTAL FUTURES CONTRACTS					(382,758)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,030,825.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	5,132,344	38,649,371	38,243,121	138,727	(38)	-	5,538,556	0.0%
Total	5,132,344	38,649,371	38,243,121	138,727	(38)	-	5,538,556

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	526,575,622	58,804,351	45,227,790	4,818,837	439,404	15,399,059	555,990,646
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	84,875,073	871,417	15,573,547	847,251	(4,159,564)	7,734,367	73,747,746
Fidelity Series All-Sector Equity Fund	17,050,359	226,277	1,756,407	-	190,606	1,371,711	17,082,546
Fidelity Series Blue Chip Growth Fund	47,412,366	6,653,633	6,357,351	4,074,158	2,178,046	(1,545,541)	48,341,153
Fidelity Series Canada Fund	31,721,603	1,575,986	3,368,874	-	754,546	1,499,081	32,182,342
Fidelity Series Commodity Strategy Fund	22,942,578	7,598,582	22,721,495	649,655	(11,792,727)	10,848,669	6,875,607
Fidelity Series Emerging Markets Debt Fund	18,426,814	444,175	1,574,952	438,376	(221,476)	910,336	17,984,897
Fidelity Series Emerging Markets Debt Local Currency Fund	5,948,163	1,480	530,048	-	(48,465)	446,793	5,817,923
Fidelity Series Emerging Markets Fund	44,381,869	12,660	17,768,748	-	1,264,193	2,740,800	30,630,774
Fidelity Series Emerging Markets Opportunities Fund	178,143,358	1,824,600	30,579,327	-	5,799,157	14,206,762	169,394,550
Fidelity Series Floating Rate High Income Fund	2,807,661	125,695	276,531	124,645	(15,311)	(9,170)	2,632,344
Fidelity Series Government Money Market Fund 5.03%	227,060,493	29,714,318	23,161,802	5,986,720	-	-	233,613,009
Fidelity Series Growth Company Fund	88,599,721	4,219,314	13,875,608	-	4,720,117	4,394,588	88,058,132
Fidelity Series High Income Fund	18,831,117	583,773	1,558,319	578,082	(85,745)	657,106	18,427,932
Fidelity Series International Credit Fund	3,726,585	84,481	64,144	84,481	4,535	144,244	3,895,701
Fidelity Series International Developed Markets Bond Index Fund	135,290,313	6,912,359	11,295,276	1,992,726	(439,249)	2,521,615	132,989,762
Fidelity Series International Growth Fund	89,576,341	5,747,870	11,557,210	-	2,814,619	111,573	86,693,193
Fidelity Series International Small Cap Fund	52,667,778	15,600	5,714,656	-	1,304,502	2,150,828	50,424,052
Fidelity Series International Value Fund	90,007,442	2,555,785	11,807,407	-	3,330,662	2,889,687	86,976,169
Fidelity Series Intrinsic Opportunities Fund	16,694,268	1,532,256	1,829,518	1,128,035	173,213	(1,007,992)	15,562,227
Fidelity Series Investment Grade Bond Fund	1,243,988,890	36,042,151	112,878,850	25,970,303	(7,892,507)	49,656,783	1,208,916,467
Fidelity Series Large Cap Stock Fund	83,609,448	5,924,555	8,497,134	4,310,364	1,235,814	2,756,680	85,029,363
Fidelity Series Large Cap Value Index Fund	26,238,121	1,560,173	3,731,617	-	358,917	1,428,243	25,853,837
Fidelity Series Long-Term Treasury Bond Index Fund	124,805,096	4,365,423	29,747,767	1,835,426	(13,885,395)	17,766,490	103,303,847
Fidelity Series Opportunistic Insights Fund	52,750,485	1,797,564	7,582,716	-	3,073,759	2,521,636	52,560,728
Fidelity Series Overseas Fund	89,818,009	3,464,055	11,909,074	-	2,776,658	2,607,152	86,756,800
Fidelity Series Real Estate Income Fund	3,437,905	105,061	288,118	103,955	91	143,634	3,398,573
Fidelity Series Short-Term Credit Fund	48,945,195	2,130,331	4,458,465	975,687	18,437	1,053,038	47,688,536
Fidelity Series Small Cap Core Fund	1,984,885	393,303	351,461	9,248	6,403	100,729	2,133,859
Fidelity Series Small Cap Discovery Fund	7,174,961	780,689	656,906	399,335	9,650	(480,092)	6,828,302
Fidelity Series Small Cap Opportunities Fund	24,462,508	3,349,760	3,563,880	1,786,278	503,515	(498,256)	24,253,647
Fidelity Series Stock Selector Large Cap Value Fund	58,544,758	3,668,654	8,665,713	-	645,041	3,449,481	57,642,221
Fidelity Series Value Discovery Fund	52,170,550	4,135,482	7,482,791	-	541,766	2,165,602	51,530,609
	3,520,670,335	197,221,813	426,413,502	56,113,562	(6,396,788)	148,135,636	3,433,217,494

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	6,030,825	-	6,030,825	-

Domestic Equity Funds	481,752,231	481,752,231	-	-

International Equity Funds	543,057,880	543,057,880	-	-

Bond Funds	2,127,105,838	2,127,105,838	-	-

Short-Term Funds	286,840,101	286,840,101	-	-
Total Investments in Securities:	3,444,786,875	3,438,756,050	6,030,825	-
Derivative Instruments: Assets
Futures Contracts	803,038	803,038	-	-
Total Assets	803,038	803,038	-	-
Liabilities
Futures Contracts	(1,185,796)	(1,185,796)	-	-
Total Liabilities	(1,185,796)	(1,185,796)	-	-
Total Derivative Instruments:	(382,758)	(382,758)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	785,332	(979,032)
Total Equity Risk	785,332	(979,032)
Interest Rate Risk
Futures Contracts (a)	17,706	(206,764)
Total Interest Rate Risk	17,706	(206,764)
Total Value of Derivatives	803,038	(1,185,796)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,029,184)	$6,030,825
Fidelity Central Funds (cost $5,538,524)	5,538,556
Other affiliated issuers (cost $3,187,676,794)	3,433,217,494

Total Investment in Securities (cost $3,199,244,502)		$3,444,786,875
Receivable for investments sold		18,287,967
Receivable for fund shares sold		5,653,498
Distributions receivable from Fidelity Central Funds		24,422
Total assets		3,468,752,762
Liabilities
Payable for investments purchased	$16,241,723
Payable for fund shares redeemed	7,699,484
Accrued management fee	1,252,135
Payable for daily variation margin on futures contracts	1,146,738
Other payables and accrued expenses	4
Total liabilities		26,340,084
Net Assets		$3,442,412,678
Net Assets consist of:
Paid in capital		$3,180,474,330
Total accumulated earnings (loss)		261,938,348
Net Assets		$3,442,412,678

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund :
Net Asset Value, offering price and redemption price per share ($2,267,016,106 ÷ 154,596,174 shares)		$14.66
Class K :
Net Asset Value, offering price and redemption price per share ($771,177,226 ÷ 52,614,579 shares)		$14.66
Class K6 :
Net Asset Value, offering price and redemption price per share ($404,219,346 ÷ 27,708,224 shares)		$14.59
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$45,810,806
Interest		151,168
Income from Fidelity Central Funds		138,727
Total income		46,100,701
Expenses
Management fee	$7,585,868
Independent trustees' fees and expenses	4,401
Total expenses before reductions	7,590,269
Expense reductions	(40)
Total expenses after reductions		7,590,229
Net Investment income (loss)		38,510,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,786,576)
Redemptions in-kind	5,786,517
Fidelity Central Funds	(38)
Other affiliated issuers	(6,396,788)
Futures contracts	3,695,794
Capital gain distributions from underlying funds:
Affiliated issuers	10,302,756
Total net realized gain (loss)		7,601,665
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,824
Affiliated issuers	148,135,636
Futures contracts	(1,226,148)
Total change in net unrealized appreciation (depreciation)		146,911,312
Net gain (loss)		154,512,977
Net increase (decrease) in net assets resulting from operations		$193,023,449
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,510,472	$104,424,901
Net realized gain (loss)	7,601,665	12,801,785
Change in net unrealized appreciation (depreciation)	146,911,312	143,802,983
Net increase (decrease) in net assets resulting from operations	193,023,449	261,029,669
Distributions to shareholders	(12,708,672)	(99,335,225)

Share transactions - net increase (decrease)	(267,686,102)	(492,518,750)
Total increase (decrease) in net assets	(87,371,325)	(330,824,306)

Net Assets
Beginning of period	3,529,784,003	3,860,608,309
End of period	$3,442,412,678	$3,529,784,003

Financial Highlights
Fidelity Freedom® 2010 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.91	$13.29	$14.98	$16.42	$14.31	$15.35
Income from Investment Operations
Net investment income (loss) A,B	.16	.38	.44	.38	.17	.29
Net realized and unrealized gain (loss)	.64	.61	(1.21)	(.35)	2.92	(.43)
Total from investment operations	.80	.99	(.77)	.03	3.09	(.14)
Distributions from net investment income	(.05)	(.37)	(.43)	(.39)	(.20)	(.31)
Distributions from net realized gain	-	-	(.50)	(1.07)	(.78)	(.60)
Total distributions	(.05)	(.37)	(.92) C	(1.47) C	(.98)	(.90) C
Net asset value, end of period	$14.66	$13.91	$13.29	$14.98	$16.42	$14.31
Total Return D,E	5.77%	7.53%	(5.00)%	(.17)%	22.04%	(1.25)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.48%	.49%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.47 % H	.48%	.49%	.50%	.51%	.52%
Expenses net of all reductions	.47% H	.48%	.49%	.50%	.51%	.52%
Net investment income (loss)	2.20% H	2.83%	3.29%	2.32%	1.08%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$2,267,016	$2,418,308	$2,793,349	$3,401,089	$3,814,845	$3,284,758
Portfolio turnover rate I	11 % H,J	13% J	20% J	34%	24%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2010 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.90	$13.28	$14.98	$16.41	$14.30	$15.34
Income from Investment Operations
Net investment income (loss) A,B	.16	.39	.45	.39	.18	.30
Net realized and unrealized gain (loss)	.65	.62	(1.22)	(.35)	2.92	(.43)
Total from investment operations	.81	1.01	(.77)	.04	3.10	(.13)
Distributions from net investment income	(.05)	(.39)	(.43)	(.40)	(.20)	(.31)
Distributions from net realized gain	-	-	(.50)	(1.07)	(.78)	(.60)
Total distributions	(.05)	(.39)	(.93)	(1.47)	(.99) C	(.91)
Net asset value, end of period	$14.66	$13.90	$13.28	$14.98	$16.41	$14.30
Total Return D,E	5.86%	7.64%	(5.03)%	(.07)%	22.11%	(1.21)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.43%	.44%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.42 % H	.43%	.44%	.44%	.45%	.45%
Expenses net of all reductions	.42% H	.43%	.44%	.44%	.45%	.45%
Net investment income (loss)	2.25% H	2.89%	3.34%	2.38%	1.14%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$771,177	$806,533	$777,490	$1,085,375	$1,444,009	$1,431,597
Portfolio turnover rate I	11 % H,J	13% J	20% J	34%	24%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2010 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.84	$13.21	$14.91	$16.35	$14.25	$15.30
Income from Investment Operations
Net investment income (loss) A,B	.17	.41	.45	.39	.19	.30
Net realized and unrealized gain (loss)	.64	.62	(1.21)	(.34)	2.91	(.42)
Total from investment operations	.81	1.03	(.76)	.05	3.10	(.12)
Distributions from net investment income	(.06)	(.40)	(.44)	(.42)	(.22)	(.34)
Distributions from net realized gain	-	-	(.50)	(1.07)	(.78)	(.60)
Total distributions	(.06)	(.40)	(.94)	(1.49)	(1.00)	(.93) C
Net asset value, end of period	$14.59	$13.84	$13.21	$14.91	$16.35	$14.25
Total Return D,E	5.87%	7.90%	(4.97)%	(.02)%	22.23%	(1.14)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.38%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.25 % H	.25%	.38%	.38%	.38%	.39%
Expenses net of all reductions	.25% H	.25%	.38%	.38%	.38%	.39%
Net investment income (loss)	2.43% H	3.06%	3.40%	2.44%	1.20%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$404,219	$304,943	$289,769	$330,459	$320,359	$257,400
Portfolio turnover rate I	11 % H,J	13% J	20% J	34%	24%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $8,610,497)	8,640,000	8,612,917

Domestic Equity Funds - 19.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	2,639,732	34,158,136
Fidelity Series Blue Chip Growth Fund (c)	5,289,728	96,378,843
Fidelity Series Commodity Strategy Fund (c)	110,929	9,806,165
Fidelity Series Growth Company Fund (c)	7,054,535	176,081,194
Fidelity Series Intrinsic Opportunities Fund (c)	2,760,320	31,026,001
Fidelity Series Large Cap Stock Fund (c)	7,393,120	169,524,237
Fidelity Series Large Cap Value Index Fund (c)	3,016,197	51,697,624
Fidelity Series Opportunistic Insights Fund (c)	4,231,097	105,100,452
Fidelity Series Small Cap Core Fund (c)	343,117	4,268,372
Fidelity Series Small Cap Discovery Fund (c)	1,150,747	13,613,333
Fidelity Series Small Cap Opportunities Fund (c)	3,182,372	48,340,224
Fidelity Series Stock Selector Large Cap Value Fund (c)	7,648,448	115,262,117
Fidelity Series Value Discovery Fund (c)	6,159,017	102,732,409
TOTAL DOMESTIC EQUITY FUNDS (Cost $522,741,466)		957,989,107

International Equity Funds - 19.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,628,808	59,802,762
Fidelity Series Emerging Markets Fund (c)	7,058,650	67,974,799
Fidelity Series Emerging Markets Opportunities Fund (c)	13,487,710	270,698,347
Fidelity Series International Growth Fund (c)	8,364,296	161,096,339
Fidelity Series International Small Cap Fund (c)	3,827,417	71,802,343
Fidelity Series International Value Fund (c)	11,954,315	161,622,343
Fidelity Series Overseas Fund (c)	10,769,141	161,214,047
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $608,545,335)		954,210,980

Bond Funds - 55.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	52,754,174	519,101,076
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	29,292,562	233,461,721
Fidelity Series Emerging Markets Debt Fund (c)	3,109,639	25,405,754
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	855,348	8,237,004
Fidelity Series Floating Rate High Income Fund (c)	430,208	3,858,967
Fidelity Series High Income Fund (c)	2,909,537	25,400,260
Fidelity Series International Credit Fund (c)	698,168	5,920,466
Fidelity Series International Developed Markets Bond Index Fund (c)	21,314,420	189,058,902
Fidelity Series Investment Grade Bond Fund (c)	150,302,617	1,548,116,951
Fidelity Series Long-Term Treasury Bond Index Fund (c)	27,057,664	158,828,489
Fidelity Series Real Estate Income Fund (c)	469,036	4,737,259
TOTAL BOND FUNDS (Cost $2,951,318,242)		2,722,126,849

Short-Term Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	7,913,873	7,915,456
Fidelity Series Government Money Market Fund 5.03% (c)(e)	220,781,457	220,781,457
Fidelity Series Short-Term Credit Fund (c)	4,040,686	40,689,709
TOTAL SHORT-TERM FUNDS (Cost $268,828,422)		269,386,622

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,360,043,962)	4,912,326,475
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,462,311)
NET ASSETS - 100.0%	4,908,864,164

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	262	Dec 2024	15,362,370	984,097	984,097
ICE MSCI EAFE Index Contracts (United States)	79	Dec 2024	9,826,810	102,254	102,254

TOTAL EQUITY INDEX CONTRACTS					1,086,351

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,585	Dec 2024	181,135,781	(294,750)	(294,750)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	969	Dec 2024	106,476,445	26,917	26,917

TOTAL TREASURY CONTRACTS					(267,833)

TOTAL PURCHASED					818,518

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	228	Dec 2024	66,282,450	(1,412,780)	(1,412,780)

TOTAL FUTURES CONTRACTS					(594,262)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,612,917.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	7,983,129	54,984,722	55,052,343	198,066	(52)	-	7,915,456	0.0%
Total	7,983,129	54,984,722	55,052,343	198,066	(52)	-	7,915,456

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	480,305,248	76,276,403	51,878,115	4,334,638	305,937	14,091,603	519,101,076
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	255,527,914	2,792,405	35,907,541	2,586,090	(9,743,680)	20,792,623	233,461,721
Fidelity Series All-Sector Equity Fund	35,372,713	410,563	4,699,573	-	683,220	2,391,213	34,158,136
Fidelity Series Blue Chip Growth Fund	97,680,272	13,404,291	15,782,977	8,121,187	6,224,739	(5,147,482)	96,378,843
Fidelity Series Canada Fund	60,592,022	2,246,368	7,212,851	-	1,845,115	2,332,108	59,802,762
Fidelity Series Commodity Strategy Fund	32,792,809	11,635,907	33,282,539	924,934	(16,754,830)	15,414,818	9,806,165
Fidelity Series Emerging Markets Debt Fund	26,761,180	646,498	2,963,875	623,191	(485,717)	1,447,668	25,405,754
Fidelity Series Emerging Markets Debt Local Currency Fund	8,454,470	5,927	774,115	-	(93,338)	644,060	8,237,004
Fidelity Series Emerging Markets Fund	75,067,461	89,556	13,751,179	-	309,363	6,259,598	67,974,799
Fidelity Series Emerging Markets Opportunities Fund	301,306,798	417,001	63,912,486	-	12,165,664	20,721,370	270,698,347
Fidelity Series Floating Rate High Income Fund	4,238,037	187,919	530,514	183,678	(41,959)	5,484	3,858,967
Fidelity Series Government Money Market Fund 5.03%	213,421,937	34,470,451	27,110,931	5,533,143	-	-	220,781,457
Fidelity Series Growth Company Fund	182,026,606	8,917,745	32,673,127	-	13,504,710	4,305,260	176,081,194
Fidelity Series High Income Fund	26,714,628	824,480	2,915,039	801,590	(231,263)	1,007,454	25,400,260
Fidelity Series International Credit Fund	5,636,802	127,754	70,495	127,755	5,268	221,137	5,920,466
Fidelity Series International Developed Markets Bond Index Fund	197,483,486	10,035,602	21,327,093	2,889,063	(1,619,872)	4,486,779	189,058,902
Fidelity Series International Growth Fund	171,101,572	9,560,306	24,742,246	-	7,080,594	(1,903,887)	161,096,339
Fidelity Series International Small Cap Fund	76,774,721	62,265	9,852,114	-	1,951,369	2,866,102	71,802,343
Fidelity Series International Value Fund	171,924,648	3,369,667	25,080,568	-	7,379,867	4,028,729	161,622,343
Fidelity Series Intrinsic Opportunities Fund	34,300,987	2,873,749	4,444,078	2,248,436	516,247	(2,220,904)	31,026,001
Fidelity Series Investment Grade Bond Fund	1,629,985,802	46,834,243	181,317,685	33,332,008	(14,480,296)	67,094,887	1,548,116,951
Fidelity Series Large Cap Stock Fund	171,462,182	11,382,037	21,160,207	8,643,945	8,458,691	(618,466)	169,524,237
Fidelity Series Large Cap Value Index Fund	53,875,375	2,701,906	8,371,697	-	1,659,788	1,832,252	51,697,624
Fidelity Series Long-Term Treasury Bond Index Fund	194,299,981	6,616,575	47,911,622	2,826,416	(22,550,297)	28,373,852	158,828,489
Fidelity Series Opportunistic Insights Fund	108,622,058	4,471,122	19,052,669	-	8,190,433	2,869,508	105,100,452
Fidelity Series Overseas Fund	171,563,031	5,103,336	25,215,402	-	6,137,076	3,626,006	161,214,047
Fidelity Series Real Estate Income Fund	4,927,971	149,341	539,878	145,048	(9,598)	209,423	4,737,259
Fidelity Series Short-Term Credit Fund	41,756,514	3,382,021	5,368,129	837,961	18,745	900,558	40,689,709
Fidelity Series Small Cap Core Fund	4,437,810	275,298	684,530	20,664	38,533	201,261	4,268,372
Fidelity Series Small Cap Discovery Fund	14,999,915	1,810,269	2,205,841	824,051	127,075	(1,118,085)	13,613,333
Fidelity Series Small Cap Opportunities Fund	50,454,057	6,067,982	8,056,305	3,559,556	2,090,270	(2,215,780)	48,340,224
Fidelity Series Stock Selector Large Cap Value Fund	120,087,756	6,414,596	19,282,571	-	2,682,083	5,360,253	115,262,117
Fidelity Series Value Discovery Fund	107,438,138	7,069,200	17,072,899	-	1,168,319	4,129,651	102,732,409
	5,131,394,901	280,632,783	735,150,891	78,563,354	16,532,256	202,389,053	4,895,798,102

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	8,612,917	-	8,612,917	-

Domestic Equity Funds	957,989,107	957,989,107	-	-

International Equity Funds	954,210,980	954,210,980	-	-

Bond Funds	2,722,126,849	2,722,126,849	-	-

Short-Term Funds	269,386,622	269,386,622	-	-
Total Investments in Securities:	4,912,326,475	4,903,713,558	8,612,917	-
Derivative Instruments: Assets
Futures Contracts	1,113,268	1,113,268	-	-
Total Assets	1,113,268	1,113,268	-	-
Liabilities
Futures Contracts	(1,707,530)	(1,707,530)	-	-
Total Liabilities	(1,707,530)	(1,707,530)	-	-
Total Derivative Instruments:	(594,262)	(594,262)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,086,351	(1,412,780)
Total Equity Risk	1,086,351	(1,412,780)
Interest Rate Risk
Futures Contracts (a)	26,917	(294,750)
Total Interest Rate Risk	26,917	(294,750)
Total Value of Derivatives	1,113,268	(1,707,530)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,610,497)	$8,612,917
Fidelity Central Funds (cost $7,915,383)	7,915,456
Other affiliated issuers (cost $4,343,518,082)	4,895,798,102

Total Investment in Securities (cost $4,360,043,962)		$4,912,326,475
Receivable for investments sold		25,407,735
Receivable for fund shares sold		8,093,618
Distributions receivable from Fidelity Central Funds		34,712
Other receivables		31,697
Total assets		4,945,894,237
Liabilities
Payable for investments purchased	$22,560,897
Payable for fund shares redeemed	10,940,311
Accrued management fee	1,868,761
Payable for daily variation margin on futures contracts	1,628,411
Other payables and accrued expenses	31,693
Total liabilities		37,030,073
Net Assets		$4,908,864,164
Net Assets consist of:
Paid in capital		$4,303,058,550
Total accumulated earnings (loss)		605,805,614
Net Assets		$4,908,864,164

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund :
Net Asset Value, offering price and redemption price per share ($2,785,369,843 ÷ 230,475,885 shares)		$12.09
Class K :
Net Asset Value, offering price and redemption price per share ($1,307,560,484 ÷ 108,324,097 shares)		$12.07
Class K6 :
Net Asset Value, offering price and redemption price per share ($815,933,837 ÷ 67,870,841 shares)		$12.02
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$57,956,616
Interest		217,619
Income from Fidelity Central Funds		198,066
Total income		58,372,301
Expenses
Management fee	$11,400,922
Independent trustees' fees and expenses	6,325
Miscellaneous	35
Total expenses before reductions	11,407,282
Expense reductions	(34)
Total expenses after reductions		11,407,248
Net Investment income (loss)		46,965,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,094,594)
Redemptions in-kind	9,094,619
Fidelity Central Funds	(52)
Other affiliated issuers	16,532,256
Futures contracts	5,000,032
Capital gain distributions from underlying funds:
Affiliated issuers	20,606,738
Total net realized gain (loss)		42,138,999
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,679
Affiliated issuers	202,389,053
Futures contracts	(1,695,879)
Total change in net unrealized appreciation (depreciation)		200,695,853
Net gain (loss)		242,834,852
Net increase (decrease) in net assets resulting from operations		$289,799,905
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,965,053	$141,486,005
Net realized gain (loss)	42,138,999	60,262,889
Change in net unrealized appreciation (depreciation)	200,695,853	266,730,857
Net increase (decrease) in net assets resulting from operations	289,799,905	468,479,751
Distributions to shareholders	(50,265,399)	(140,379,093)

Share transactions - net increase (decrease)	(475,623,264)	(790,581,145)
Total increase (decrease) in net assets	(236,088,758)	(462,480,487)

Net Assets
Beginning of period	5,144,952,922	5,607,433,409
End of period	$4,908,864,164	$5,144,952,922

Financial Highlights
Fidelity Freedom® 2015 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$10.79	$12.37	$13.69	$11.53	$12.68
Income from Investment Operations
Net investment income (loss) A,B	.11	.29	.34	.31	.14	.23
Net realized and unrealized gain (loss)	.60	.71	(1.06)	(.23)	2.94	(.52)
Total from investment operations	.71	1.00	(.72)	.08	3.08	(.29)
Distributions from net investment income	(.04)	(.28)	(.34)	(.33)	(.16)	(.24)
Distributions from net realized gain	(.07)	(.02)	(.53)	(1.08)	(.76)	(.62)
Total distributions	(.12) C	(.29) C	(.86) C	(1.40) C	(.92)	(.86)
Net asset value, end of period	$12.09	$11.50	$10.79	$12.37	$13.69	$11.53
Total Return D,E	6.21%	9.37%	(5.65)%	.19%	27.45%	(2.80)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.52% H	.53%	.53%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.52 % H	.53%	.53%	.54%	.55%	.56%
Expenses net of all reductions	.52% H	.53%	.53%	.54%	.55%	.56%
Net investment income (loss)	1.86% H	2.62%	3.11%	2.31%	1.07%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,785,370	$3,086,897	$3,643,870	$4,530,090	$5,028,435	$4,174,065
Portfolio turnover rate I	11 % H,J	13% J	21% J	34%	26%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$10.78	$12.36	$13.67	$11.52	$12.66
Income from Investment Operations
Net investment income (loss) A,B	.11	.29	.34	.32	.15	.24
Net realized and unrealized gain (loss)	.60	.72	(1.05)	(.22)	2.93	(.51)
Total from investment operations	.71	1.01	(.71)	.10	3.08	(.27)
Distributions from net investment income	(.04)	(.29)	(.34)	(.33)	(.17)	(.25)
Distributions from net realized gain	(.07)	(.02)	(.53)	(1.08)	(.76)	(.62)
Total distributions	(.12) C	(.31)	(.87)	(1.41)	(.93)	(.87)
Net asset value, end of period	$12.07	$11.48	$10.78	$12.36	$13.67	$11.52
Total Return D,E	6.21%	9.42%	(5.60)%	.31%	27.45%	(2.67)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.46%	.47%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.45 % H	.46%	.47%	.48%	.48%	.49%
Expenses net of all reductions	.45% H	.46%	.47%	.48%	.48%	.49%
Net investment income (loss)	1.92% H	2.69%	3.17%	2.37%	1.14%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,307,560	$1,414,359	$1,365,140	$1,988,710	$2,592,940	$2,524,326
Portfolio turnover rate I	11 % H,J	13% J	21% J	34%	26%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.43	$10.73	$12.32	$13.63	$11.49	$12.64
Income from Investment Operations
Net investment income (loss) A,B	.12	.31	.35	.33	.16	.25
Net realized and unrealized gain (loss)	.59	.71	(1.06)	(.22)	2.92	(.51)
Total from investment operations	.71	1.02	(.71)	.11	3.08	(.26)
Distributions from net investment income	(.05)	(.31)	(.35)	(.35)	(.18)	(.27)
Distributions from net realized gain	(.07)	(.02)	(.53)	(1.08)	(.76)	(.62)
Total distributions	(.12)	(.32) C	(.88)	(1.42) C	(.94)	(.89)
Net asset value, end of period	$12.02	$11.43	$10.73	$12.32	$13.63	$11.49
Total Return D,E	6.32%	9.61%	(5.58)%	.43%	27.58%	(2.61)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.26% H	.27%	.40%	.40%	.40%	.41%
Expenses net of fee waivers, if any	.26 % H	.27%	.40%	.40%	.40%	.41%
Expenses net of all reductions	.26% H	.27%	.40%	.40%	.40%	.41%
Net investment income (loss)	2.11% H	2.88%	3.24%	2.45%	1.22%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$815,934	$643,697	$598,423	$666,631	$746,814	$561,675
Portfolio turnover rate I	11 % H,J	13% J	21% J	34%	26%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.55% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $25,734,355)	25,820,000	25,741,559

Domestic Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	10,177,288	131,694,105
Fidelity Series Blue Chip Growth Fund (c)	20,322,458	370,275,183
Fidelity Series Commodity Strategy Fund (c)	332,243	29,370,313
Fidelity Series Growth Company Fund (c)	27,198,522	678,875,116
Fidelity Series Intrinsic Opportunities Fund (c)	10,606,197	119,213,657
Fidelity Series Large Cap Stock Fund (c)	28,415,617	651,570,090
Fidelity Series Large Cap Value Index Fund (c)	11,628,840	199,318,312
Fidelity Series Opportunistic Insights Fund (c)	16,312,792	405,209,743
Fidelity Series Small Cap Core Fund (c)	1,322,740	16,454,885
Fidelity Series Small Cap Discovery Fund (c)	4,400,236	52,054,795
Fidelity Series Small Cap Opportunities Fund (c)	12,227,090	185,729,494
Fidelity Series Stock Selector Large Cap Value Fund (c)	29,459,706	443,957,772
Fidelity Series Value Discovery Fund (c)	23,663,929	394,714,338
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,006,227,164)		3,678,437,803

International Equity Funds - 23.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	13,405,208	220,917,830
Fidelity Series Emerging Markets Fund (c)	24,540,041	236,320,596
Fidelity Series Emerging Markets Opportunities Fund (c)	46,747,788	938,228,102
Fidelity Series International Growth Fund (c)	30,898,464	595,104,408
Fidelity Series International Small Cap Fund (c)	11,444,283	214,694,749
Fidelity Series International Value Fund (c)	44,160,415	597,048,814
Fidelity Series Overseas Fund (c)	39,782,307	595,541,136
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,179,327,096)		3,397,855,635

Bond Funds - 49.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	74,516,680	733,244,127
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	135,518,803	1,080,084,863
Fidelity Series Emerging Markets Debt Fund (c)	9,118,730	74,500,027
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	2,473,062	23,815,590
Fidelity Series Floating Rate High Income Fund (c)	1,438,461	12,903,000
Fidelity Series High Income Fund (c)	8,625,565	75,301,178
Fidelity Series International Credit Fund (c)	2,342,570	19,864,996
Fidelity Series International Developed Markets Bond Index Fund (c)	63,711,405	565,120,164
Fidelity Series Investment Grade Bond Fund (c)	399,538,811	4,115,249,754
Fidelity Series Long-Term Treasury Bond Index Fund (c)	86,635,567	508,550,780
Fidelity Series Real Estate Income Fund (c)	1,423,237	14,374,694
TOTAL BOND FUNDS (Cost $8,017,833,766)		7,223,009,173

Short-Term Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	23,786,262	23,791,019
Fidelity Series Government Money Market Fund 5.03% (c)(e)	323,611,659	323,611,659
Fidelity Series Short-Term Credit Fund (c)	3,805,628	38,322,670
TOTAL SHORT-TERM FUNDS (Cost $384,934,403)		385,725,348

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $12,614,056,784)	14,710,769,518
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(10,693,271)
NET ASSETS - 100.0%	14,700,076,247

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	787	Dec 2024	46,145,745	2,956,026	2,956,026
ICE MSCI EAFE Index Contracts (United States)	251	Dec 2024	31,221,890	293,322	293,322

TOTAL EQUITY INDEX CONTRACTS					3,249,348

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,746	Dec 2024	542,378,813	(877,277)	(877,277)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,902	Dec 2024	318,879,922	82,830	82,830

TOTAL TREASURY CONTRACTS					(794,447)

TOTAL PURCHASED					2,454,901

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	676	Dec 2024	196,521,650	(4,188,768)	(4,188,768)

TOTAL FUTURES CONTRACTS					(1,733,867)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,741,559.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	23,295,933	166,607,881	166,112,630	582,629	(166)	1	23,791,019	0.0%
Total	23,295,933	166,607,881	166,112,630	582,629	(166)	1	23,791,019

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	574,430,598	204,645,601	64,639,885	5,475,643	605,655	18,202,158	733,244,127
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,165,731,416	12,043,970	149,332,080	12,024,957	(29,944,680)	81,586,237	1,080,084,863
Fidelity Series All-Sector Equity Fund	136,218,085	1,209,737	17,775,187	-	2,979,206	9,062,264	131,694,105
Fidelity Series Blue Chip Growth Fund	376,133,357	52,128,780	62,968,872	31,277,554	24,432,137	(19,450,219)	370,275,183
Fidelity Series Canada Fund	223,769,901	7,696,856	26,153,783	-	6,898,329	8,706,527	220,917,830
Fidelity Series Commodity Strategy Fund	96,961,926	35,575,138	99,070,021	2,772,697	(49,555,732)	45,459,002	29,370,313
Fidelity Series Emerging Markets Debt Fund	78,679,428	1,851,213	8,895,332	1,850,040	(1,692,917)	4,557,635	74,500,027
Fidelity Series Emerging Markets Debt Local Currency Fund	24,543,226	284	2,337,619	-	(178,109)	1,787,808	23,815,590
Fidelity Series Emerging Markets Fund	255,419,850	8,916	41,918,288	-	1,538,689	21,271,429	236,320,596
Fidelity Series Emerging Markets Opportunities Fund	1,025,190,819	13,525	200,937,006	-	35,233,211	78,727,553	938,228,102
Fidelity Series Floating Rate High Income Fund	14,017,570	617,519	1,610,047	617,345	(115,561)	(6,481)	12,903,000
Fidelity Series Government Money Market Fund 5.03%	279,933,691	78,068,493	34,390,525	7,587,159	-	-	323,611,659
Fidelity Series Growth Company Fund	701,078,430	34,082,793	126,476,602	-	55,411,291	14,779,204	678,875,116
Fidelity Series High Income Fund	77,560,796	4,152,801	8,696,231	2,344,060	(654,878)	2,938,690	75,301,178
Fidelity Series International Credit Fund	18,996,951	430,579	322,091	430,579	20,483	739,074	19,864,996
Fidelity Series International Developed Markets Bond Index Fund	588,547,705	31,766,202	63,909,437	8,640,577	(3,744,954)	12,460,648	565,120,164
Fidelity Series International Growth Fund	631,904,296	30,446,468	87,022,303	-	26,491,141	(6,715,194)	595,104,408
Fidelity Series International Small Cap Fund	229,243,172	164,696	29,401,447	-	6,262,814	8,425,514	214,694,749
Fidelity Series International Value Fund	634,939,759	8,496,867	89,227,346	-	26,576,488	16,263,046	597,048,814
Fidelity Series Intrinsic Opportunities Fund	132,026,197	10,586,422	16,923,042	8,661,237	1,822,898	(8,298,818)	119,213,657
Fidelity Series Investment Grade Bond Fund	4,322,006,228	128,100,792	476,857,439	89,097,332	(27,425,867)	169,426,040	4,115,249,754
Fidelity Series Large Cap Stock Fund	660,303,940	44,678,293	84,164,257	33,546,798	31,214,173	(462,059)	651,570,090
Fidelity Series Large Cap Value Index Fund	207,417,143	9,655,693	31,320,252	-	7,975,650	5,590,078	199,318,312
Fidelity Series Long-Term Treasury Bond Index Fund	615,545,476	22,918,624	149,398,788	9,132,051	(68,924,982)	88,410,450	508,550,780
Fidelity Series Opportunistic Insights Fund	418,274,644	16,878,389	73,187,551	-	32,424,700	10,819,561	405,209,743
Fidelity Series Overseas Fund	633,606,416	14,903,955	89,756,302	-	23,582,321	13,204,746	595,541,136
Fidelity Series Real Estate Income Fund	14,944,930	444,254	1,629,430	443,756	(19,858)	634,798	14,374,694
Fidelity Series Short-Term Credit Fund	37,975,926	6,241,352	6,802,708	811,877	8,844	899,256	38,322,670
Fidelity Series Small Cap Core Fund	17,812,753	402,083	2,717,562	82,953	210,572	747,039	16,454,885
Fidelity Series Small Cap Discovery Fund	57,750,680	7,333,319	9,202,417	3,239,408	527,686	(4,354,473)	52,054,795
Fidelity Series Small Cap Opportunities Fund	194,238,399	22,535,906	30,744,616	13,714,217	7,497,279	(7,797,474)	185,729,494
Fidelity Series Stock Selector Large Cap Value Fund	462,435,903	23,620,005	73,357,788	-	13,211,790	18,047,862	443,957,772
Fidelity Series Value Discovery Fund	413,715,056	26,759,334	66,288,612	-	6,024,443	14,504,117	394,714,338
	15,321,354,667	838,458,859	2,227,434,866	231,750,240	128,692,262	600,166,018	14,661,236,940

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	25,741,559	-	25,741,559	-

Domestic Equity Funds	3,678,437,803	3,678,437,803	-	-

International Equity Funds	3,397,855,635	3,397,855,635	-	-

Bond Funds	7,223,009,173	7,223,009,173	-	-

Short-Term Funds	385,725,348	385,725,348	-	-
Total Investments in Securities:	14,710,769,518	14,685,027,959	25,741,559	-
Derivative Instruments: Assets
Futures Contracts	3,332,178	3,332,178	-	-
Total Assets	3,332,178	3,332,178	-	-
Liabilities
Futures Contracts	(5,066,045)	(5,066,045)	-	-
Total Liabilities	(5,066,045)	(5,066,045)	-	-
Total Derivative Instruments:	(1,733,867)	(1,733,867)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,249,348	(4,188,768)
Total Equity Risk	3,249,348	(4,188,768)
Interest Rate Risk
Futures Contracts (a)	82,830	(877,277)
Total Interest Rate Risk	82,830	(877,277)
Total Value of Derivatives	3,332,178	(5,066,045)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $25,734,355)	$25,741,559
Fidelity Central Funds (cost $23,790,912)	23,791,019
Other affiliated issuers (cost $12,564,531,517)	14,661,236,940

Total Investment in Securities (cost $12,614,056,784)		$14,710,769,518
Receivable for investments sold		72,191,426
Receivable for fund shares sold		19,033,923
Distributions receivable from Fidelity Central Funds		103,562
Other receivables		367,362
Total assets		14,802,465,791
Liabilities
Payable for investments purchased	$64,690,450
Payable for fund shares redeemed	26,533,075
Accrued management fee	5,921,770
Payable for daily variation margin on futures contracts	4,876,882
Other payables and accrued expenses	367,367
Total liabilities		102,389,544
Net Assets		$14,700,076,247
Net Assets consist of:
Paid in capital		$12,370,465,566
Total accumulated earnings (loss)		2,329,610,681
Net Assets		$14,700,076,247

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund :
Net Asset Value, offering price and redemption price per share ($7,046,097,349 ÷ 460,430,240 shares)		$15.30
Class K :
Net Asset Value, offering price and redemption price per share ($4,797,058,479 ÷ 313,634,700 shares)		$15.30
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,856,920,419 ÷ 187,544,269 shares)		$15.23
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$152,101,213
Interest		655,468
Income from Fidelity Central Funds		582,629
Total income		153,339,310
Expenses
Management fee	$36,346,928
Independent trustees' fees and expenses	19,023
Miscellaneous	81
Total expenses before reductions	36,366,032
Expense reductions	(129)
Total expenses after reductions		36,365,903
Net Investment income (loss)		116,973,407
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(45,173,759)
Redemptions in-kind	45,173,854
Fidelity Central Funds	(166)
Other affiliated issuers	128,692,262
Futures contracts	15,076,366
Capital gain distributions from underlying funds:
Affiliated issuers	79,649,027
Total net realized gain (loss)		223,417,584
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,972
Fidelity Central Funds	1
Other affiliated issuers	600,166,018
Futures contracts	(4,941,179)
Total change in net unrealized appreciation (depreciation)		595,232,812
Net gain (loss)		818,650,396
Net increase (decrease) in net assets resulting from operations		$935,623,803
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$116,973,407	$392,262,296
Net realized gain (loss)	223,417,584	284,218,117
Change in net unrealized appreciation (depreciation)	595,232,812	983,880,737
Net increase (decrease) in net assets resulting from operations	935,623,803	1,660,361,150
Distributions to shareholders	(198,933,745)	(426,432,420)

Share transactions - net increase (decrease)	(1,396,906,108)	(2,756,210,259)
Total increase (decrease) in net assets	(660,216,050)	(1,522,281,529)

Net Assets
Beginning of period	15,360,292,297	16,882,573,826
End of period	$14,700,076,247	$15,360,292,297

Financial Highlights
Fidelity Freedom® 2020 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.55	$13.44	$15.72	$17.53	$14.21	$15.83
Income from Investment Operations
Net investment income (loss) A,B	.11	.33	.40	.39	.18	.28
Net realized and unrealized gain (loss)	.83	1.15	(1.43)	(.19)	4.32	(.84)
Total from investment operations	.94	1.48	(1.03)	.20	4.50	(.56)
Distributions from net investment income	(.04)	(.32)	(.40)	(.42)	(.20)	(.30)
Distributions from net realized gain	(.15)	(.05)	(.86)	(1.59)	(.98)	(.76)
Total distributions	(.19)	(.37)	(1.25) C	(2.01)	(1.18)	(1.06)
Net asset value, end of period	$15.30	$14.55	$13.44	$15.72	$17.53	$14.21
Total Return D,E	6.56%	11.11%	(6.35)%	.66%	32.56%	(4.15)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56% H	.57%	.58%	.58%	.59%	.60%
Expenses net of fee waivers, if any	.56 % H	.57%	.58%	.58%	.59%	.60%
Expenses net of all reductions	.56% H	.57%	.58%	.58%	.59%	.60%
Net investment income (loss)	1.51% H	2.41%	2.93%	2.29%	1.07%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$7,046,097	$8,014,855	$9,662,440	$12,039,706	$13,282,370	$10,620,621
Portfolio turnover rate I	11 % H,J	14% J	23% J	34%	26%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.54	$13.43	$15.71	$17.52	$14.20	$15.81
Income from Investment Operations
Net investment income (loss) A,B	.12	.34	.41	.41	.19	.29
Net realized and unrealized gain (loss)	.83	1.16	(1.43)	(.20)	4.32	(.83)
Total from investment operations	.95	1.50	(1.02)	.21	4.51	(.54)
Distributions from net investment income	(.04)	(.34)	(.40)	(.42)	(.21)	(.31)
Distributions from net realized gain	(.15)	(.05)	(.86)	(1.59)	(.98)	(.76)
Total distributions	(.19)	(.39)	(1.26)	(2.02) C	(1.19)	(1.07)
Net asset value, end of period	$15.30	$14.54	$13.43	$15.71	$17.52	$14.20
Total Return D,E	6.64%	11.26%	(6.32)%	.70%	32.66%	(4.04)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.50%	.50%	.51%	.52%	.52%
Expenses net of fee waivers, if any	.49 % H	.50%	.50%	.51%	.52%	.52%
Expenses net of all reductions	.49% H	.50%	.50%	.51%	.52%	.52%
Net investment income (loss)	1.58% H	2.48%	3.01%	2.36%	1.15%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$4,797,058	$4,981,952	$5,000,495	$7,535,845	$10,341,455	$9,840,293
Portfolio turnover rate I	11 % H,J	14% J	23% J	34%	26%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.48	$13.37	$15.65	$17.47	$14.16	$15.78
Income from Investment Operations
Net investment income (loss) A,B	.13	.37	.42	.42	.20	.31
Net realized and unrealized gain (loss)	.82	1.15	(1.42)	(.20)	4.32	(.83)
Total from investment operations	.95	1.52	(1.00)	.22	4.52	(.52)
Distributions from net investment income	(.05)	(.36)	(.42)	(.45)	(.23)	(.34)
Distributions from net realized gain	(.15)	(.05)	(.86)	(1.59)	(.98)	(.76)
Total distributions	(.20)	(.41)	(1.28)	(2.04)	(1.21)	(1.10)
Net asset value, end of period	$15.23	$14.48	$13.37	$15.65	$17.47	$14.16
Total Return C,D	6.67%	11.49%	(6.21)%	.77%	32.85%	(3.96)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29% G	.30%	.42%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.29 % G	.30%	.42%	.42%	.42%	.43%
Expenses net of all reductions	.29% G	.30%	.42%	.42%	.42%	.43%
Net investment income (loss)	1.78% G	2.68%	3.10%	2.46%	1.24%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$2,856,920	$2,363,485	$2,219,638	$2,428,224	$2,668,267	$2,087,924
Portfolio turnover rate H	11 % G,I	14% I	23% I	34%	26%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $38,848,382)	38,990,000	38,858,698

Domestic Equity Funds - 29.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	18,536,437	239,861,489
Fidelity Series Blue Chip Growth Fund (c)	36,842,179	671,264,493
Fidelity Series Commodity Strategy Fund (c)	505,964	44,727,246
Fidelity Series Growth Company Fund (c)	49,778,018	1,242,459,321
Fidelity Series Intrinsic Opportunities Fund (c)	19,258,933	216,470,410
Fidelity Series Large Cap Stock Fund (c)	51,560,630	1,182,285,253
Fidelity Series Large Cap Value Index Fund (c)	21,086,694	361,425,931
Fidelity Series Opportunistic Insights Fund (c)	29,894,317	742,574,823
Fidelity Series Small Cap Core Fund (c)	2,731,092	33,974,778
Fidelity Series Small Cap Discovery Fund (c)	7,899,828	93,454,959
Fidelity Series Small Cap Opportunities Fund (c)	22,208,483	337,346,856
Fidelity Series Stock Selector Large Cap Value Fund (c)	53,420,609	805,048,575
Fidelity Series Value Discovery Fund (c)	42,904,495	715,646,984
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,830,010,475)		6,686,541,118

International Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	23,802,079	392,258,268
Fidelity Series Emerging Markets Fund (c)	41,744,891	402,003,302
Fidelity Series Emerging Markets Opportunities Fund (c)	79,545,485	1,596,477,883
Fidelity Series International Growth Fund (c)	54,863,611	1,056,673,157
Fidelity Series International Small Cap Fund (c)	17,404,417	326,506,867
Fidelity Series International Value Fund (c)	78,411,540	1,060,124,015
Fidelity Series Overseas Fund (c)	70,637,872	1,057,448,950
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,934,928,666)		5,891,492,442

Bond Funds - 43.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	15,812,688	155,596,851
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	264,270,491	2,106,235,814
Fidelity Series Emerging Markets Debt Fund (c)	13,649,225	111,514,172
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,686,267	35,498,746
Fidelity Series Floating Rate High Income Fund (c)	2,154,734	19,327,960
Fidelity Series High Income Fund (c)	13,279,159	115,927,056
Fidelity Series International Credit Fund (c)	1,985,082	16,833,498
Fidelity Series International Developed Markets Bond Index Fund (c)	97,157,438	861,786,477
Fidelity Series Investment Grade Bond Fund (c)	525,811,941	5,415,862,988
Fidelity Series Long-Term Treasury Bond Index Fund (c)	147,276,893	864,515,363
Fidelity Series Real Estate Income Fund (c)	2,144,953	21,664,023
TOTAL BOND FUNDS (Cost $10,947,010,527)		9,724,762,948

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	36,347,671	36,354,940
Fidelity Series Government Money Market Fund 5.03% (c)(e)	21,435,400	21,435,400
TOTAL SHORT-TERM FUNDS (Cost $57,790,186)		57,790,340

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $18,808,588,236)	22,399,445,546
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(16,523,459)
NET ASSETS - 100.0%	22,382,922,087

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,202	Dec 2024	70,479,270	4,514,823	4,514,823
ICE MSCI EAFE Index Contracts (United States)	382	Dec 2024	47,516,980	458,823	458,823

TOTAL EQUITY INDEX CONTRACTS					4,973,646

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7,228	Dec 2024	826,024,875	(1,321,897)	(1,321,897)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	4,420	Dec 2024	485,682,031	133,571	133,571

TOTAL TREASURY CONTRACTS					(1,188,326)

TOTAL PURCHASED					3,785,320

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,024	Dec 2024	297,689,600	(6,307,866)	(6,307,866)

TOTAL FUTURES CONTRACTS					(2,522,546)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $38,858,698.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	31,458,078	256,032,831	251,135,706	863,128	(263)	-	36,354,940	0.1%
Total	31,458,078	256,032,831	251,135,706	863,128	(263)	-	36,354,940

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,692,008	155,964,069	4,976,161	28,857	53,255	1,863,680	155,596,851
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,058,999,380	135,925,104	186,615,056	22,190,271	(3,834,612)	101,760,998	2,106,235,814
Fidelity Series All-Sector Equity Fund	241,809,784	2,147,314	25,761,864	-	4,227,261	17,438,994	239,861,489
Fidelity Series Blue Chip Growth Fund	667,619,859	96,094,424	101,081,228	56,574,043	35,982,436	(27,350,998)	671,264,493
Fidelity Series Canada Fund	388,053,005	14,243,069	37,617,900	-	9,535,081	18,045,013	392,258,268
Fidelity Series Commodity Strategy Fund	147,008,902	50,578,716	146,667,194	4,207,068	(84,585,528)	78,392,350	44,727,246
Fidelity Series Emerging Markets Debt Fund	115,561,009	2,833,285	11,168,884	2,742,850	(2,078,884)	6,367,646	111,514,172
Fidelity Series Emerging Markets Debt Local Currency Fund	36,082,510	2,755	2,983,988	-	(294,977)	2,692,446	35,498,746
Fidelity Series Emerging Markets Fund	419,931,223	104,015	56,225,136	-	2,365,238	35,827,962	402,003,302
Fidelity Series Emerging Markets Opportunities Fund	1,685,218,503	140,860	279,727,854	-	32,334,770	158,511,604	1,596,477,883
Fidelity Series Floating Rate High Income Fund	20,617,265	919,711	2,028,262	917,721	(104,046)	(76,708)	19,327,960
Fidelity Series Government Money Market Fund 5.03%	493,965	22,330,276	1,388,841	169,164	-	-	21,435,400
Fidelity Series Growth Company Fund	1,244,513,500	66,404,200	194,681,950	-	52,309,175	73,914,396	1,242,459,321
Fidelity Series High Income Fund	114,645,308	8,610,268	10,829,561	3,529,609	(404,582)	3,905,623	115,927,056
Fidelity Series International Credit Fund	16,145,219	365,864	322,267	365,862	20,314	624,368	16,833,498
Fidelity Series International Developed Markets Bond Index Fund	877,490,914	50,582,272	79,758,091	12,926,589	(79,726)	13,551,108	861,786,477
Fidelity Series International Growth Fund	1,095,888,441	51,307,943	125,759,218	-	32,355,091	2,880,900	1,056,673,157
Fidelity Series International Small Cap Fund	341,930,273	157,587	37,857,458	-	11,428,791	10,847,674	326,506,867
Fidelity Series International Value Fund	1,101,130,932	19,193,225	135,656,881	-	35,605,483	39,851,256	1,060,124,015
Fidelity Series Intrinsic Opportunities Fund	234,293,716	19,463,323	25,611,526	15,690,676	1,975,246	(13,650,349)	216,470,410
Fidelity Series Investment Grade Bond Fund	5,592,176,543	170,317,603	533,370,536	116,343,830	(19,195,684)	205,935,062	5,415,862,988
Fidelity Series Large Cap Stock Fund	1,172,058,300	84,674,534	129,591,014	60,537,293	39,100,851	16,042,582	1,182,285,253
Fidelity Series Large Cap Value Index Fund	368,120,979	18,166,682	49,449,863	-	9,259,357	15,328,776	361,425,931
Fidelity Series Long-Term Treasury Bond Index Fund	1,014,525,395	38,200,127	221,967,715	15,394,508	(72,924,569)	106,682,125	864,515,363
Fidelity Series Opportunistic Insights Fund	742,428,811	34,347,477	112,134,934	-	31,895,452	46,038,017	742,574,823
Fidelity Series Overseas Fund	1,098,829,575	23,699,447	130,036,280	-	33,629,575	31,326,633	1,057,448,950
Fidelity Series Real Estate Income Fund	22,137,183	668,463	2,064,795	666,058	(15,584)	938,756	21,664,023
Fidelity Series Short-Term Credit Fund	111,397	-	110,832	128	2,892	(3,457)	-
Fidelity Series Small Cap Core Fund	32,280,262	614,125	648,145	150,248	102,347	1,626,189	33,974,778
Fidelity Series Small Cap Discovery Fund	102,384,829	12,675,670	14,823,899	5,812,286	714,798	(7,496,439)	93,454,959
Fidelity Series Small Cap Opportunities Fund	344,726,635	41,328,911	48,288,117	24,846,245	9,447,341	(9,867,914)	337,346,856
Fidelity Series Stock Selector Large Cap Value Fund	820,810,952	45,380,936	117,872,606	-	16,573,309	40,155,984	805,048,575
Fidelity Series Value Discovery Fund	734,326,657	50,247,533	106,288,015	-	8,640,525	28,720,284	715,646,984
	22,855,043,234	1,217,689,788	2,933,366,071	343,093,306	184,040,396	1,000,824,561	22,324,231,908

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	38,858,698	-	38,858,698	-

Domestic Equity Funds	6,686,541,118	6,686,541,118	-	-

International Equity Funds	5,891,492,442	5,891,492,442	-	-

Bond Funds	9,724,762,948	9,724,762,948	-	-

Short-Term Funds	57,790,340	57,790,340	-	-
Total Investments in Securities:	22,399,445,546	22,360,586,848	38,858,698	-
Derivative Instruments: Assets
Futures Contracts	5,107,217	5,107,217	-	-
Total Assets	5,107,217	5,107,217	-	-
Liabilities
Futures Contracts	(7,629,763)	(7,629,763)	-	-
Total Liabilities	(7,629,763)	(7,629,763)	-	-
Total Derivative Instruments:	(2,522,546)	(2,522,546)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,973,646	(6,307,866)
Total Equity Risk	4,973,646	(6,307,866)
Interest Rate Risk
Futures Contracts (a)	133,571	(1,321,897)
Total Interest Rate Risk	133,571	(1,321,897)
Total Value of Derivatives	5,107,217	(7,629,763)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $38,848,382)	$38,858,698
Fidelity Central Funds (cost $36,354,786)	36,354,940
Other affiliated issuers (cost $18,733,385,068)	22,324,231,908

Total Investment in Securities (cost $18,808,588,236)		$22,399,445,546
Receivable for investments sold		88,916,801
Receivable for fund shares sold		43,372,869
Distributions receivable from Fidelity Central Funds		156,696
Other receivables		373,345
Total assets		22,532,265,257
Liabilities
Payable for investments purchased	$73,690,063
Payable for fund shares redeemed	58,599,263
Accrued management fee	9,277,508
Payable for daily variation margin on futures contracts	7,402,958
Other payables and accrued expenses	373,378
Total liabilities		149,343,170
Net Assets		$22,382,922,087
Net Assets consist of:
Paid in capital		$18,454,379,069
Total accumulated earnings (loss)		3,928,543,018
Net Assets		$22,382,922,087

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund :
Net Asset Value, offering price and redemption price per share ($7,845,176,283 ÷ 540,862,051 shares)		$14.50
Class K :
Net Asset Value, offering price and redemption price per share ($8,532,924,864 ÷ 589,188,989 shares)		$14.48
Class K6 :
Net Asset Value, offering price and redemption price per share ($6,004,820,940 ÷ 415,786,792 shares)		$14.44
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$199,137,087
Interest		983,555
Income from Fidelity Central Funds		863,128
Total income		200,983,770
Expenses
Management fee	$56,801,504
Independent trustees' fees and expenses	28,588
Miscellaneous	68
Total expenses before reductions	56,830,160
Expense reductions	(7)
Total expenses after reductions		56,830,153
Net Investment income (loss)		144,153,617
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(103,161,704)
Redemptions in-kind	103,161,817
Fidelity Central Funds	(263)
Other affiliated issuers	184,040,396
Futures contracts	23,024,207
Capital gain distributions from underlying funds:
Affiliated issuers	143,956,219
Total net realized gain (loss)		351,020,672
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,383
Affiliated issuers	1,000,824,561
Futures contracts	(7,258,245)
Total change in net unrealized appreciation (depreciation)		993,577,699
Net gain (loss)		1,344,598,371
Net increase (decrease) in net assets resulting from operations		$1,488,751,988
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$144,153,617	$528,244,227
Net realized gain (loss)	351,020,672	329,978,225
Change in net unrealized appreciation (depreciation)	993,577,699	1,909,430,576
Net increase (decrease) in net assets resulting from operations	1,488,751,988	2,767,653,028
Distributions to shareholders	(182,054,665)	(506,792,741)

Share transactions - net increase (decrease)	(1,832,569,302)	(2,887,797,418)
Total increase (decrease) in net assets	(525,871,979)	(626,937,131)

Net Assets
Beginning of period	22,908,794,066	23,535,731,197
End of period	$22,382,922,087	$22,908,794,066

Financial Highlights
Fidelity Freedom® 2025 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.68	$12.38	$14.49	$15.86	$12.34	$13.84
Income from Investment Operations
Net investment income (loss) A,B	.08	.28	.34	.36	.16	.24
Net realized and unrealized gain (loss)	.85	1.29	(1.32)	(.13)	4.25	(.87)
Total from investment operations	.93	1.57	(.98)	.23	4.41	(.63)
Distributions from net investment income	(.03)	(.27)	(.34)	(.37)	(.17)	(.25)
Distributions from net realized gain	(.08)	- C	(.79)	(1.22)	(.72)	(.63)
Total distributions	(.11)	(.27)	(1.13)	(1.60) D	(.89)	(.87) D
Net asset value, end of period	$14.50	$13.68	$12.38	$14.49	$15.86	$12.34
Total Return E,F	6.84%	12.80%	(6.54)%	.99%	36.58%	(5.17)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I	.61%	.62%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.60 % I	.61%	.62%	.63%	.64%	.64%
Expenses net of all reductions	.60% I	.61%	.62%	.63%	.64%	.64%
Net investment income (loss)	1.20% I	2.23%	2.76%	2.28%	1.07%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$7,845,176	$9,511,911	$11,261,592	$13,230,186	$13,719,791	$9,905,175
Portfolio turnover rate J	11 % I,K	14% K	24% K	35%	26%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.65	$12.37	$14.47	$15.84	$12.32	$13.82
Income from Investment Operations
Net investment income (loss) A,B	.09	.29	.35	.37	.17	.25
Net realized and unrealized gain (loss)	.85	1.28	(1.31)	(.14)	4.25	(.87)
Total from investment operations	.94	1.57	(.96)	.23	4.42	(.62)
Distributions from net investment income	(.03)	(.29)	(.35)	(.38)	(.18)	(.26)
Distributions from net realized gain	(.08)	- C	(.79)	(1.22)	(.72)	(.63)
Total distributions	(.11)	(.29)	(1.14)	(1.60)	(.90)	(.88) D
Net asset value, end of period	$14.48	$13.65	$12.37	$14.47	$15.84	$12.32
Total Return E,F	6.94%	12.82%	(6.43)%	1.04%	36.74%	(5.11)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.52% I	.53%	.54%	.55%	.55%	.56%
Expenses net of fee waivers, if any	.52 % I	.53%	.54%	.55%	.55%	.56%
Expenses net of all reductions	.52% I	.53%	.54%	.55%	.55%	.56%
Net investment income (loss)	1.28% I	2.31%	2.84%	2.36%	1.15%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$8,532,925	$8,532,706	$8,112,110	$11,140,241	$13,839,951	$11,470,984
Portfolio turnover rate J	11 % I,K	14% K	24% K	35%	26%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.61	$12.33	$14.44	$15.81	$12.30	$13.81
Income from Investment Operations
Net investment income (loss) A,B	.10	.32	.36	.39	.18	.27
Net realized and unrealized gain (loss)	.85	1.27	(1.31)	(.13)	4.25	(.87)
Total from investment operations	.95	1.59	(.95)	.26	4.43	(.60)
Distributions from net investment income	(.04)	(.31)	(.37)	(.40)	(.20)	(.28)
Distributions from net realized gain	(.08)	- C	(.79)	(1.22)	(.72)	(.63)
Total distributions	(.12)	(.31)	(1.16)	(1.63) D	(.92)	(.91)
Net asset value, end of period	$14.44	$13.61	$12.33	$14.44	$15.81	$12.30
Total Return E,F	7.03%	13.04%	(6.36)%	1.19%	36.91%	(5.02)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.33% I	.34%	.44%	.44%	.44%	.45%
Expenses net of fee waivers, if any	.33 % I	.34%	.44%	.44%	.44%	.45%
Expenses net of all reductions	.33% I	.34%	.44%	.44%	.44%	.45%
Net investment income (loss)	1.47% I	2.50%	2.95%	2.46%	1.26%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$6,004,821	$4,864,178	$4,162,029	$4,216,639	$4,298,694	$2,897,146
Portfolio turnover rate J	11 % I,K	14% K	24% K	35%	26%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $58,294,036)	58,540,000	58,308,130

Domestic Equity Funds - 33.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	31,826,098	411,829,710
Fidelity Series Blue Chip Growth Fund (c)	63,200,351	1,151,510,394
Fidelity Series Commodity Strategy Fund (c)	766,683	67,774,750
Fidelity Series Growth Company Fund (c)	85,328,970	2,129,811,097
Fidelity Series Intrinsic Opportunities Fund (c)	32,922,487	370,048,754
Fidelity Series Large Cap Stock Fund (c)	88,650,704	2,032,760,637
Fidelity Series Large Cap Value Index Fund (c)	36,185,783	620,224,328
Fidelity Series Opportunistic Insights Fund (c)	51,260,008	1,273,298,605
Fidelity Series Small Cap Core Fund (c)	4,442,912	55,269,828
Fidelity Series Small Cap Discovery Fund (c)	13,589,746	160,766,695
Fidelity Series Small Cap Opportunities Fund (c)	38,104,891	578,813,294
Fidelity Series Stock Selector Large Cap Value Fund (c)	91,633,860	1,380,922,276
Fidelity Series Value Discovery Fund (c)	73,831,372	1,231,507,286
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,863,218,521)		11,464,537,654

International Equity Funds - 28.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	40,232,132	663,025,529
Fidelity Series Emerging Markets Fund (c)	68,754,032	662,101,330
Fidelity Series Emerging Markets Opportunities Fund (c)	131,040,867	2,629,990,207
Fidelity Series International Growth Fund (c)	92,734,845	1,786,073,119
Fidelity Series International Small Cap Fund (c)	26,348,462	494,297,142
Fidelity Series International Value Fund (c)	132,537,538	1,791,907,520
Fidelity Series Overseas Fund (c)	119,397,769	1,787,384,607
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,761,634,701)		9,814,779,454

Bond Funds - 36.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	24,117,067	237,311,943
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	223,329,954	1,779,939,733
Fidelity Series Emerging Markets Debt Fund (c)	20,784,502	169,809,385
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	5,491,333	52,881,539
Fidelity Series Floating Rate High Income Fund (c)	3,243,653	29,095,571
Fidelity Series High Income Fund (c)	20,297,389	177,196,204
Fidelity Series International Credit Fund (c)	1,926,954	16,340,569
Fidelity Series International Developed Markets Bond Index Fund (c)	147,275,562	1,306,334,234
Fidelity Series Investment Grade Bond Fund (c)	704,831,360	7,259,763,010
Fidelity Series Long-Term Treasury Bond Index Fund (c)	247,136,063	1,450,688,688
Fidelity Series Real Estate Income Fund (c)	3,222,938	32,551,678
TOTAL BOND FUNDS (Cost $13,936,554,268)		12,511,912,554

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	54,369,232	54,380,106
Fidelity Series Government Money Market Fund 5.03% (c)(e)	34,018,076	34,018,076
TOTAL SHORT-TERM FUNDS (Cost $88,398,182)		88,398,182

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $27,708,099,708)	33,937,935,974
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(25,977,651)
NET ASSETS - 100.0%	33,911,958,323

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,820	Dec 2024	106,715,700	6,836,060	6,836,060
ICE MSCI EAFE Index Contracts (United States)	621	Dec 2024	77,246,190	723,044	723,044

TOTAL EQUITY INDEX CONTRACTS					7,559,104

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	10,945	Dec 2024	1,250,808,281	(1,976,639)	(1,976,639)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6,693	Dec 2024	735,445,664	209,179	209,179

TOTAL TREASURY CONTRACTS					(1,767,460)

TOTAL PURCHASED					5,791,644

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,549	Dec 2024	450,313,663	(9,411,975)	(9,411,975)

TOTAL FUTURES CONTRACTS					(3,620,331)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $58,308,130.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	39,054,674	386,794,628	371,468,791	1,261,624	(136)	(269)	54,380,106	0.1%
Total	39,054,674	386,794,628	371,468,791	1,261,624	(136)	(269)	54,380,106

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7,860,420	231,557,411	5,015,172	70,295	62,970	2,846,314	237,311,943
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,611,828,634	187,701,751	100,742,581	18,045,986	1,885,589	79,266,340	1,779,939,733
Fidelity Series All-Sector Equity Fund	401,351,968	4,584,552	30,910,862	-	4,456,032	32,348,020	411,829,710
Fidelity Series Blue Chip Growth Fund	1,108,229,613	166,142,807	136,476,109	96,701,227	48,554,712	(34,940,629)	1,151,510,394
Fidelity Series Canada Fund	634,339,994	25,622,642	43,410,074	-	8,261,869	38,211,098	663,025,529
Fidelity Series Commodity Strategy Fund	217,928,798	71,424,201	212,192,037	6,345,987	(128,070,586)	118,684,374	67,774,750
Fidelity Series Emerging Markets Debt Fund	167,332,805	6,650,212	10,686,208	4,048,653	(756,781)	7,269,357	169,809,385
Fidelity Series Emerging Markets Debt Local Currency Fund	52,185,122	78,705	2,938,388	-	(218,271)	3,774,371	52,881,539
Fidelity Series Emerging Markets Fund	663,260,352	1,383,559	64,246,319	-	1,623,158	60,080,580	662,101,330
Fidelity Series Emerging Markets Opportunities Fund	2,661,068,408	4,032,436	343,676,791	-	31,543,740	277,022,414	2,629,990,207
Fidelity Series Floating Rate High Income Fund	29,886,277	1,410,615	1,936,553	1,354,391	(14,089)	(250,679)	29,095,571
Fidelity Series Government Money Market Fund 5.03%	736,584	34,941,016	1,659,524	255,908	-	-	34,018,076
Fidelity Series Growth Company Fund	2,065,632,622	116,636,823	265,939,055	-	66,698,385	146,782,322	2,129,811,097
Fidelity Series High Income Fund	168,194,236	14,236,374	10,518,336	5,260,393	(25,575)	5,309,505	177,196,204
Fidelity Series International Credit Fund	15,703,812	355,849	344,328	355,849	19,438	605,798	16,340,569
Fidelity Series International Developed Markets Bond Index Fund	1,281,711,139	81,827,206	78,068,711	18,967,772	423,182	20,441,418	1,306,334,234
Fidelity Series International Growth Fund	1,791,494,040	82,438,987	147,987,604	-	23,994,659	36,133,037	1,786,073,119
Fidelity Series International Small Cap Fund	500,126,592	1,236,521	40,709,845	-	9,408,084	24,235,790	494,297,142
Fidelity Series International Value Fund	1,800,043,985	35,421,647	169,998,859	-	39,309,205	87,131,542	1,791,907,520
Fidelity Series Intrinsic Opportunities Fund	388,994,688	33,426,080	32,753,622	26,725,460	2,684,311	(22,302,703)	370,048,754
Fidelity Series Investment Grade Bond Fund	7,243,589,337	258,906,782	491,958,073	153,264,626	5,236,084	243,988,880	7,259,763,010
Fidelity Series Large Cap Stock Fund	1,945,487,977	151,645,170	157,648,251	102,778,048	36,508,946	56,766,795	2,032,760,637
Fidelity Series Large Cap Value Index Fund	611,119,682	31,839,508	64,871,553	-	8,119,350	34,017,341	620,224,328
Fidelity Series Long-Term Treasury Bond Index Fund	1,624,863,081	63,553,699	295,054,658	25,317,695	(92,956,961)	150,283,527	1,450,688,688
Fidelity Series Opportunistic Insights Fund	1,231,833,815	62,296,673	152,941,835	-	40,395,551	91,714,401	1,273,298,605
Fidelity Series Overseas Fund	1,796,291,713	37,999,084	156,238,667	-	36,514,709	72,817,768	1,787,384,607
Fidelity Series Real Estate Income Fund	32,133,439	1,043,239	1,995,466	986,819	(270)	1,370,736	32,551,678
Fidelity Series Short-Term Credit Fund	491,549	-	489,054	564	11,436	(13,931)	-
Fidelity Series Small Cap Core Fund	53,807,401	2,071,309	3,486,172	250,427	230,716	2,646,574	55,269,828
Fidelity Series Small Cap Discovery Fund	169,814,906	22,315,231	20,233,786	9,785,911	992,266	(12,121,922)	160,766,695
Fidelity Series Small Cap Opportunities Fund	572,289,583	70,935,167	64,183,824	42,464,969	11,991,896	(12,219,528)	578,813,294
Fidelity Series Stock Selector Large Cap Value Fund	1,362,487,089	77,867,123	156,748,576	-	15,051,910	82,264,730	1,380,922,276
Fidelity Series Value Discovery Fund	1,218,442,738	89,607,453	140,911,610	-	13,676,198	50,692,507	1,231,507,286
	33,430,562,399	1,971,189,832	3,406,972,503	512,980,980	185,611,863	1,644,856,147	33,825,247,738

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	58,308,130	-	58,308,130	-

Domestic Equity Funds	11,464,537,654	11,464,537,654	-	-

International Equity Funds	9,814,779,454	9,814,779,454	-	-

Bond Funds	12,511,912,554	12,511,912,554	-	-

Short-Term Funds	88,398,182	88,398,182	-	-
Total Investments in Securities:	33,937,935,974	33,879,627,844	58,308,130	-
Derivative Instruments: Assets
Futures Contracts	7,768,283	7,768,283	-	-
Total Assets	7,768,283	7,768,283	-	-
Liabilities
Futures Contracts	(11,388,614)	(11,388,614)	-	-
Total Liabilities	(11,388,614)	(11,388,614)	-	-
Total Derivative Instruments:	(3,620,331)	(3,620,331)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,559,104	(9,411,975)
Total Equity Risk	7,559,104	(9,411,975)
Interest Rate Risk
Futures Contracts (a)	209,179	(1,976,639)
Total Interest Rate Risk	209,179	(1,976,639)
Total Value of Derivatives	7,768,283	(11,388,614)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $58,294,036)	$58,308,130
Fidelity Central Funds (cost $54,380,106)	54,380,106
Other affiliated issuers (cost $27,595,425,566)	33,825,247,738

Total Investment in Securities (cost $27,708,099,708)		$33,937,935,974
Receivable for investments sold		126,825,583
Receivable for fund shares sold		56,519,049
Distributions receivable from Fidelity Central Funds		234,776
Other receivables		442,496
Total assets		34,121,957,878
Liabilities
Payable for investments purchased	$122,284,657
Payable for fund shares redeemed	61,126,454
Accrued management fee	14,973,792
Payable for daily variation margin on futures contracts	11,172,122
Other payables and accrued expenses	442,530
Total liabilities		209,999,555
Net Assets		$33,911,958,323
Net Assets consist of:
Paid in capital		$27,174,896,444
Total accumulated earnings (loss)		6,737,061,879
Net Assets		$33,911,958,323

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund :
Net Asset Value, offering price and redemption price per share ($11,695,119,461 ÷ 630,210,124 shares)		$18.56
Class K :
Net Asset Value, offering price and redemption price per share ($13,091,401,547 ÷ 705,874,565 shares)		$18.55
Class K6 :
Net Asset Value, offering price and redemption price per share ($9,125,437,315 ÷ 493,648,672 shares)		$18.49
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$267,735,215
Interest		1,447,293
Income from Fidelity Central Funds		1,261,624
Total income		270,444,132
Expenses
Management fee	$90,445,885
Independent trustees' fees and expenses	42,194
Miscellaneous	93
Total expenses before reductions	90,488,172
Expense reductions	(2)
Total expenses after reductions		90,488,170
Net Investment income (loss)		179,955,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(191,183,749)
Redemptions in-kind	191,185,763
Fidelity Central Funds	(136)
Other affiliated issuers	185,611,863
Futures contracts	34,715,101
Capital gain distributions from underlying funds:
Affiliated issuers	245,245,765
Total net realized gain (loss)		465,574,607
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	15,480
Fidelity Central Funds	(269)
Other affiliated issuers	1,644,856,147
Futures contracts	(10,388,841)
Total change in net unrealized appreciation (depreciation)		1,634,482,517
Net gain (loss)		2,100,057,124
Net increase (decrease) in net assets resulting from operations		$2,280,013,086
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$179,955,962	$695,757,209
Net realized gain (loss)	465,574,607	484,439,349
Change in net unrealized appreciation (depreciation)	1,634,482,517	3,269,763,663
Net increase (decrease) in net assets resulting from operations	2,280,013,086	4,449,960,221
Distributions to shareholders	(159,045,222)	(650,971,182)

Share transactions - net increase (decrease)	(1,710,469,350)	(2,080,386,591)
Total increase (decrease) in net assets	410,498,514	1,718,602,448

Net Assets
Beginning of period	33,501,459,809	31,782,857,361
End of period	$33,911,958,323	$33,501,459,809

Financial Highlights
Fidelity Freedom® 2030 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.42	$15.49	$18.18	$19.92	$14.98	$17.20
Income from Investment Operations
Net investment income (loss) A,B	.09	.33	.39	.45	.19	.29
Net realized and unrealized gain (loss)	1.13	1.91	(1.61)	(.08)	5.95	(1.30)
Total from investment operations	1.22	2.24	(1.22)	.37	6.14	(1.01)
Distributions from net investment income	(.03)	(.30)	(.38)	(.46)	(.21)	(.30)
Distributions from net realized gain	(.05)	(.01)	(1.09)	(1.65)	(1.00)	(.92)
Total distributions	(.08)	(.31)	(1.47)	(2.11)	(1.20) C	(1.21) C
Net asset value, end of period	$18.56	$17.42	$15.49	$18.18	$19.92	$14.98
Total Return D,E	7.04%	14.56%	(6.46)%	1.41%	42.14%	(6.69)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.65%	.66%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.64 % H	.65%	.66%	.67%	.68%	.69%
Expenses net of all reductions	.64% H	.65%	.66%	.67%	.68%	.69%
Net investment income (loss)	.99% H	2.08%	2.52%	2.26%	1.06%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$11,695,119	$13,670,701	$14,893,431	$16,667,165	$16,799,087	$11,724,021
Portfolio turnover rate I	12 % H,J	16% J	25% J	33%	26%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.40	$15.49	$18.17	$19.90	$14.97	$17.18
Income from Investment Operations
Net investment income (loss) A,B	.09	.35	.40	.47	.21	.30
Net realized and unrealized gain (loss)	1.14	1.89	(1.60)	(.08)	5.94	(1.29)
Total from investment operations	1.23	2.24	(1.20)	.39	6.15	(.99)
Distributions from net investment income	(.03)	(.33)	(.39)	(.47)	(.22)	(.31)
Distributions from net realized gain	(.05)	(.01)	(1.10)	(1.65)	(1.00)	(.92)
Total distributions	(.08)	(.33) C	(1.48) C	(2.12)	(1.22)	(1.22) C
Net asset value, end of period	$18.55	$17.40	$15.49	$18.17	$19.90	$14.97
Total Return D,E	7.12%	14.58%	(6.33)%	1.52%	42.20%	(6.57)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56% H	.57%	.57%	.58%	.59%	.59%
Expenses net of fee waivers, if any	.56 % H	.57%	.57%	.58%	.59%	.59%
Expenses net of all reductions	.56% H	.57%	.57%	.58%	.59%	.59%
Net investment income (loss)	1.07% H	2.17%	2.61%	2.35%	1.15%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$13,091,402	$12,619,958	$11,055,552	$14,350,456	$17,173,513	$13,601,568
Portfolio turnover rate I	12 % H,J	16% J	25% J	33%	26%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.34	$15.43	$18.12	$19.86	$14.94	$17.17
Income from Investment Operations
Net investment income (loss) A,B	.11	.38	.42	.49	.23	.33
Net realized and unrealized gain (loss)	1.13	1.89	(1.60)	(.07)	5.94	(1.30)
Total from investment operations	1.24	2.27	(1.18)	.42	6.17	(.97)
Distributions from net investment income	(.04)	(.35)	(.42)	(.50)	(.25)	(.34)
Distributions from net realized gain	(.05)	(.01)	(1.10)	(1.66)	(1.00)	(.92)
Total distributions	(.09)	(.36)	(1.51) C	(2.16)	(1.25)	(1.26)
Net asset value, end of period	$18.49	$17.34	$15.43	$18.12	$19.86	$14.94
Total Return D,E	7.21%	14.82%	(6.25)%	1.64%	42.45%	(6.52)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36% H	.37%	.45%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.36 % H	.37%	.45%	.46%	.46%	.47%
Expenses net of all reductions	.36% H	.37%	.45%	.46%	.46%	.47%
Net investment income (loss)	1.27% H	2.36%	2.73%	2.47%	1.28%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$9,125,437	$7,210,801	$5,833,874	$5,441,425	$4,997,702	$3,208,497
Portfolio turnover rate I	12 % H,J	16% J	25% J	33%	26%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.3% 10/3/24 to 12/26/24 (b) (Cost $50,921,040)	51,150,000	50,933,089

Domestic Equity Funds - 40.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	32,604,960	421,908,182
Fidelity Series Blue Chip Growth Fund (c)	64,887,180	1,182,244,419
Fidelity Series Commodity Strategy Fund (c)	664,321	58,725,967
Fidelity Series Growth Company Fund (c)	87,231,345	2,177,294,379
Fidelity Series Intrinsic Opportunities Fund (c)	33,838,132	380,340,603
Fidelity Series Large Cap Stock Fund (c)	90,941,196	2,085,281,616
Fidelity Series Large Cap Value Index Fund (c)	37,210,537	637,788,609
Fidelity Series Opportunistic Insights Fund (c)	52,450,585	1,302,872,541
Fidelity Series Small Cap Core Fund (c)	4,232,008	52,646,177
Fidelity Series Small Cap Discovery Fund (c)	14,117,676	167,012,102
Fidelity Series Small Cap Opportunities Fund (c)	39,067,202	593,430,791
Fidelity Series Stock Selector Large Cap Value Fund (c)	94,042,407	1,417,219,069
Fidelity Series Value Discovery Fund (c)	75,805,152	1,264,429,933
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,310,819,615)		11,741,194,388

International Equity Funds - 33.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	40,439,785	666,447,655
Fidelity Series Emerging Markets Fund (c)	66,751,170	642,813,766
Fidelity Series Emerging Markets Opportunities Fund (c)	127,387,253	2,556,662,163
Fidelity Series International Growth Fund (c)	93,211,519	1,795,253,861
Fidelity Series International Small Cap Fund (c)	22,796,478	427,661,926
Fidelity Series International Value Fund (c)	133,219,824	1,801,132,024
Fidelity Series Overseas Fund (c)	120,011,597	1,796,573,612
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,975,931,426)		9,686,545,007

Bond Funds - 26.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	20,925,687	205,908,765
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	39,545,509	315,177,707
Fidelity Series Emerging Markets Debt Fund (c)	18,116,503	148,011,827
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,734,108	45,589,464
Fidelity Series Floating Rate High Income Fund (c)	2,673,280	23,979,324
Fidelity Series High Income Fund (c)	17,620,721	153,828,892
Fidelity Series International Credit Fund (c)	1,267,764	10,750,642
Fidelity Series International Developed Markets Bond Index Fund (c)	106,435,891	944,086,352
Fidelity Series Investment Grade Bond Fund (c)	446,343,175	4,597,334,705
Fidelity Series Long-Term Treasury Bond Index Fund (c)	235,204,640	1,380,651,237
Fidelity Series Real Estate Income Fund (c)	2,750,813	27,783,215
TOTAL BOND FUNDS (Cost $8,554,429,954)		7,853,102,130

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	40,163,767	40,171,799
Fidelity Series Government Money Market Fund 5.03% (c)(e)	29,769,897	29,769,897
TOTAL SHORT-TERM FUNDS (Cost $69,941,696)		69,941,696

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $22,962,043,731)	29,401,716,310
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(23,150,636)
NET ASSETS - 100.0%	29,378,565,674

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,594	Dec 2024	93,464,190	5,987,187	5,987,187
ICE MSCI EAFE Index Contracts (United States)	559	Dec 2024	69,534,010	685,372	685,372

TOTAL EQUITY INDEX CONTRACTS					6,672,559

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	9,481	Dec 2024	1,083,500,531	(1,685,334)	(1,685,334)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5,797	Dec 2024	636,990,664	185,780	185,780

TOTAL TREASURY CONTRACTS					(1,499,554)

TOTAL PURCHASED					5,173,005

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,394	Dec 2024	405,253,225	(8,314,947)	(8,314,947)

TOTAL FUTURES CONTRACTS					(3,141,942)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $50,933,089.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	28,994,318	328,906,169	317,728,381	1,013,838	(307)	-	40,171,799	0.1%
Total	28,994,318	328,906,169	317,728,381	1,013,838	(307)	-	40,171,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,148,038	197,601,430	3,469,709	84,655	46,454	2,582,552	205,908,765
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	182,170,440	130,468,206	10,421,905	2,578,356	118,758	12,842,208	315,177,707
Fidelity Series All-Sector Equity Fund	405,558,501	8,333,517	29,773,211	-	3,417,022	34,372,353	421,908,182
Fidelity Series Blue Chip Growth Fund	1,119,636,150	174,585,623	125,949,926	99,161,223	43,545,648	(29,573,076)	1,182,244,419
Fidelity Series Canada Fund	629,057,822	25,081,586	34,604,033	-	6,928,835	39,983,445	666,447,655
Fidelity Series Commodity Strategy Fund	184,517,603	60,520,051	178,132,387	5,483,926	(110,082,190)	101,902,890	58,725,967
Fidelity Series Emerging Markets Debt Fund	141,913,296	6,660,538	6,233,452	3,479,198	251,831	5,419,614	148,011,827
Fidelity Series Emerging Markets Debt Local Currency Fund	43,943,406	323,827	1,737,718	-	(32,719)	3,092,668	45,589,464
Fidelity Series Emerging Markets Fund	627,718,827	4,856,229	49,131,303	-	2,136,348	57,233,665	642,813,766
Fidelity Series Emerging Markets Opportunities Fund	2,516,853,758	19,602,265	276,983,227	-	7,400,986	289,788,381	2,556,662,163
Fidelity Series Floating Rate High Income Fund	23,030,938	2,217,270	1,062,951	1,060,442	(1,395)	(204,538)	23,979,324
Fidelity Series Government Money Market Fund 5.03%	595,405	30,401,891	1,227,399	230,064	-	-	29,769,897
Fidelity Series Growth Company Fund	2,087,329,706	126,737,889	255,429,971	-	74,264,807	144,391,948	2,177,294,379
Fidelity Series High Income Fund	143,019,320	12,370,514	6,156,288	4,531,794	159,292	4,436,054	153,828,892
Fidelity Series International Credit Fund	10,321,866	233,868	216,133	233,868	11,024	400,017	10,750,642
Fidelity Series International Developed Markets Bond Index Fund	851,754,326	113,520,594	36,958,349	12,747,749	505,755	15,264,026	944,086,352
Fidelity Series International Growth Fund	1,776,615,414	81,688,381	124,229,641	-	19,812,707	41,367,000	1,795,253,861
Fidelity Series International Small Cap Fund	421,096,590	4,948,289	27,551,438	-	5,791,636	23,376,849	427,661,926
Fidelity Series International Value Fund	1,785,085,926	39,651,514	150,880,116	-	28,880,265	98,394,435	1,801,132,024
Fidelity Series Intrinsic Opportunities Fund	392,847,717	36,722,710	29,352,317	27,434,546	2,219,616	(22,097,123)	380,340,603
Fidelity Series Investment Grade Bond Fund	4,260,934,485	360,053,991	180,332,238	93,329,721	5,346,576	151,331,891	4,597,334,705
Fidelity Series Large Cap Stock Fund	1,965,684,002	151,778,488	127,773,596	105,008,824	30,058,900	65,533,822	2,085,281,616
Fidelity Series Large Cap Value Index Fund	617,306,678	33,740,030	56,595,028	-	7,318,368	36,018,561	637,788,609
Fidelity Series Long-Term Treasury Bond Index Fund	1,478,393,697	74,549,722	227,792,069	23,727,497	(60,630,027)	116,129,914	1,380,651,237
Fidelity Series Opportunistic Insights Fund	1,245,106,534	70,496,907	147,984,906	-	36,129,409	99,124,597	1,302,872,541
Fidelity Series Overseas Fund	1,781,368,629	43,646,112	138,802,338	-	25,398,920	84,962,289	1,796,573,612
Fidelity Series Real Estate Income Fund	26,705,154	1,066,644	1,150,789	835,274	248	1,161,958	27,783,215
Fidelity Series Short-Term Credit Fund	920,112	(1)	915,441	1,056	21,199	(25,869)	-
Fidelity Series Small Cap Core Fund	55,007,130	1,837,196	7,315,696	262,736	634,941	2,482,606	52,646,177
Fidelity Series Small Cap Discovery Fund	171,682,705	25,153,736	18,680,872	9,982,931	767,565	(11,911,032)	167,012,102
Fidelity Series Small Cap Opportunities Fund	578,069,350	73,032,488	57,955,250	43,479,994	9,483,548	(9,199,345)	593,430,791
Fidelity Series Stock Selector Large Cap Value Fund	1,376,563,488	79,070,217	138,440,160	-	13,762,628	86,262,896	1,417,219,069
Fidelity Series Value Discovery Fund	1,231,511,871	92,798,712	126,111,911	-	12,752,835	53,478,426	1,264,429,933
	28,141,468,884	2,083,750,434	2,579,351,768	433,653,854	166,419,790	1,498,324,082	29,310,611,422

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	50,933,089	-	50,933,089	-

Domestic Equity Funds	11,741,194,388	11,741,194,388	-	-

International Equity Funds	9,686,545,007	9,686,545,007	-	-

Bond Funds	7,853,102,130	7,853,102,130	-	-

Short-Term Funds	69,941,696	69,941,696	-	-
Total Investments in Securities:	29,401,716,310	29,350,783,221	50,933,089	-
Derivative Instruments: Assets
Futures Contracts	6,858,339	6,858,339	-	-
Total Assets	6,858,339	6,858,339	-	-
Liabilities
Futures Contracts	(10,000,281)	(10,000,281)	-	-
Total Liabilities	(10,000,281)	(10,000,281)	-	-
Total Derivative Instruments:	(3,141,942)	(3,141,942)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,672,559	(8,314,947)
Total Equity Risk	6,672,559	(8,314,947)
Interest Rate Risk
Futures Contracts (a)	185,780	(1,685,334)
Total Interest Rate Risk	185,780	(1,685,334)
Total Value of Derivatives	6,858,339	(10,000,281)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $50,921,040)	$50,933,089
Fidelity Central Funds (cost $40,171,799)	40,171,799
Other affiliated issuers (cost $22,870,950,892)	29,310,611,422

Total Investment in Securities (cost $22,962,043,731)		$29,401,716,310
Receivable for investments sold		143,231,381
Receivable for fund shares sold		57,281,148
Distributions receivable from Fidelity Central Funds		176,813
Other receivables		250,087
Total assets		29,602,655,739
Liabilities
Payable for investments purchased	$139,348,650
Payable for fund shares redeemed	61,163,860
Accrued management fee	13,598,768
Payable for daily variation margin on futures contracts	9,728,730
Other payables and accrued expenses	250,057
Total liabilities		224,090,065
Net Assets		$29,378,565,674
Net Assets consist of:
Paid in capital		$22,532,650,784
Total accumulated earnings (loss)		6,845,914,890
Net Assets		$29,378,565,674

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund :
Net Asset Value, offering price and redemption price per share ($8,852,518,304 ÷ 536,451,215 shares)		$16.50
Class K :
Net Asset Value, offering price and redemption price per share ($11,650,028,011 ÷ 706,727,385 shares)		$16.48
Class K6 :
Net Asset Value, offering price and redemption price per share ($8,876,019,359 ÷ 539,827,279 shares)		$16.44
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$182,571,600
Interest		1,236,423
Income from Fidelity Central Funds		1,013,838
Total income		184,821,861
Expenses
Management fee	$81,403,441
Independent trustees' fees and expenses	35,859
Miscellaneous	62
Total expenses before reductions	81,439,362
Expense reductions	(1)
Total expenses after reductions		81,439,361
Net Investment income (loss)		103,382,500
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(180,003,761)
Redemptions in-kind	180,004,041
Fidelity Central Funds	(307)
Other affiliated issuers	166,419,790
Futures contracts	29,600,406
Capital gain distributions from underlying funds:
Affiliated issuers	251,082,254
Total net realized gain (loss)		447,102,423
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	13,168
Affiliated issuers	1,498,324,083
Futures contracts	(8,703,929)
Total change in net unrealized appreciation (depreciation)		1,489,633,322
Net gain (loss)		1,936,735,745
Net increase (decrease) in net assets resulting from operations		$2,040,118,245
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,382,500	$489,885,331
Net realized gain (loss)	447,102,423	475,668,430
Change in net unrealized appreciation (depreciation)	1,489,633,322	3,388,549,264
Net increase (decrease) in net assets resulting from operations	2,040,118,245	4,354,103,025
Distributions to shareholders	(128,969,328)	(539,187,948)

Share transactions - net increase (decrease)	(732,644,961)	(559,230,749)
Total increase (decrease) in net assets	1,178,503,956	3,255,684,328

Net Assets
Beginning of period	28,200,061,718	24,944,377,390
End of period	$29,378,565,674	$28,200,061,718

Financial Highlights
Fidelity Freedom® 2035 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.44	$13.39	$15.89	$17.36	$12.21	$14.42
Income from Investment Operations
Net investment income (loss) A,B	.05	.25	.29	.37	.16	.23
Net realized and unrealized gain (loss)	1.08	2.07	(1.38)	.13	5.97	(1.42)
Total from investment operations	1.13	2.32	(1.09)	.50	6.13	(1.19)
Distributions from net investment income	(.01)	(.23)	(.29)	(.39)	(.18)	(.23)
Distributions from net realized gain	(.05)	(.04)	(1.12)	(1.58)	(.81)	(.79)
Total distributions	(.07) C	(.27)	(1.41)	(1.97)	(.98) C	(1.02)
Net asset value, end of period	$16.50	$15.44	$13.39	$15.89	$17.36	$12.21
Total Return D,E	7.33%	17.48%	(6.56)%	2.38%	51.68%	(9.25)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69% H	.70%	.70%	.71% I	.72%	.73%
Expenses net of fee waivers, if any	.69 % H	.70%	.70%	.71% I	.72%	.73%
Expenses net of all reductions	.69% H	.70%	.70%	.71% I	.72%	.73%
Net investment income (loss)	.62% H	1.79%	2.17%	2.14%	1.02%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$8,852,518	$10,379,604	$10,760,152	$11,630,509	$11,467,913	$7,408,043
Portfolio turnover rate J	14 % H,K	17% K	23% K	30%	24%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.42	$13.38	$15.87	$17.33	$12.19	$14.40
Income from Investment Operations
Net investment income (loss) A,B	.06	.26	.30	.39	.17	.24
Net realized and unrealized gain (loss)	1.07	2.07	(1.37)	.13	5.96	(1.42)
Total from investment operations	1.13	2.33	(1.07)	.52	6.13	(1.18)
Distributions from net investment income	(.02)	(.26)	(.29)	(.40)	(.19)	(.24)
Distributions from net realized gain	(.05)	(.04)	(1.13)	(1.58)	(.81)	(.79)
Total distributions	(.07)	(.29) C	(1.42)	(1.98)	(.99) C	(1.03)
Net asset value, end of period	$16.48	$15.42	$13.38	$15.87	$17.33	$12.19
Total Return D,E	7.36%	17.61%	(6.44)%	2.49%	51.80%	(9.19)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59% H	.60%	.61%	.61% I	.62%	.63%
Expenses net of fee waivers, if any	.59 % H	.60%	.61%	.61% I	.62%	.63%
Expenses net of all reductions	.59% H	.60%	.61%	.61% I	.62%	.63%
Net investment income (loss)	.71% H	1.88%	2.27%	2.23%	1.12%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$11,650,028	$10,860,422	$9,010,345	$11,216,392	$13,070,819	$9,620,448
Portfolio turnover rate J	14 % H,K	17% K	23% K	30%	24%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.38	$13.34	$15.84	$17.31	$12.17	$14.39
Income from Investment Operations
Net investment income (loss) A,B	.07	.29	.32	.41	.19	.26
Net realized and unrealized gain (loss)	1.07	2.07	(1.37)	.12	5.97	(1.42)
Total from investment operations	1.14	2.36	(1.05)	.53	6.16	(1.16)
Distributions from net investment income	(.03)	(.28)	(.31)	(.43)	(.21)	(.26)
Distributions from net realized gain	(.05)	(.04)	(1.13)	(1.58)	(.82)	(.80)
Total distributions	(.08)	(.32)	(1.45) C	(2.00) C	(1.02) C	(1.06)
Net asset value, end of period	$16.44	$15.38	$13.34	$15.84	$17.31	$12.17
Total Return D,E	7.45%	17.86%	(6.33)%	2.60%	52.14%	(9.08)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40% H	.41%	.47%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.40 % H	.41%	.47%	.48%	.48%	.49%
Expenses net of all reductions	.40% H	.41%	.47%	.48%	.48%	.49%
Net investment income (loss)	.90% H	2.07%	2.40%	2.37%	1.26%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$8,876,019	$6,960,036	$5,173,880	$4,693,321	$4,352,870	$2,606,617
Portfolio turnover rate I	14 % H,J	17% J	23% J	30%	24%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.3% 10/3/24 to 12/26/24 (b) (Cost $51,393,024)	51,630,000	51,404,760

Domestic Equity Funds - 48.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	40,765,161	527,501,186
Fidelity Series Blue Chip Growth Fund (c)	80,817,716	1,472,498,788
Fidelity Series Commodity Strategy Fund (c)	682,142	60,301,363
Fidelity Series Growth Company Fund (c)	109,001,546	2,720,678,594
Fidelity Series Intrinsic Opportunities Fund (c)	42,015,697	472,256,433
Fidelity Series Large Cap Stock Fund (c)	114,144,933	2,617,343,311
Fidelity Series Large Cap Value Index Fund (c)	46,264,845	792,979,442
Fidelity Series Opportunistic Insights Fund (c)	65,436,412	1,625,440,462
Fidelity Series Small Cap Core Fund (c)	5,411,785	67,322,609
Fidelity Series Small Cap Discovery Fund (c)	17,767,173	210,185,657
Fidelity Series Small Cap Opportunities Fund (c)	48,651,289	739,013,082
Fidelity Series Stock Selector Large Cap Value Fund (c)	117,057,313	1,764,053,708
Fidelity Series Value Discovery Fund (c)	95,387,374	1,591,061,392
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,352,979,810)		14,660,636,027

International Equity Funds - 38.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	49,677,089	818,678,428
Fidelity Series Emerging Markets Fund (c)	78,907,286	759,877,162
Fidelity Series Emerging Markets Opportunities Fund (c)	150,852,354	3,027,606,753
Fidelity Series International Growth Fund (c)	114,505,589	2,205,377,645
Fidelity Series International Small Cap Fund (c)	23,360,365	438,240,443
Fidelity Series International Value Fund (c)	163,652,460	2,212,581,257
Fidelity Series Overseas Fund (c)	147,428,016	2,206,997,395
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,583,460,375)		11,669,359,083

Bond Funds - 12.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	21,452,778	211,095,340
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,802,625	14,366,919
Fidelity Series Emerging Markets Debt Fund (c)	18,378,434	150,151,804
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	5,017,724	48,320,683
Fidelity Series Floating Rate High Income Fund (c)	3,098,118	27,790,120
Fidelity Series High Income Fund (c)	18,054,402	157,614,931
Fidelity Series International Credit Fund (c)	1,223,693	10,376,916
Fidelity Series International Developed Markets Bond Index Fund (c)	38,041,234	337,425,741
Fidelity Series Investment Grade Bond Fund (c)	125,646,873	1,294,162,793
Fidelity Series Long-Term Treasury Bond Index Fund (c)	246,593,069	1,447,501,314
Fidelity Series Real Estate Income Fund (c)	2,857,554	28,861,300
TOTAL BOND FUNDS (Cost $4,130,673,129)		3,727,667,861

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	43,552,466	43,561,177
Fidelity Series Government Money Market Fund 5.03% (c)(e)	30,217,318	30,217,318
TOTAL SHORT-TERM FUNDS (Cost $73,778,495)		73,778,495

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $22,192,284,833)	30,182,846,226
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(24,774,900)
NET ASSETS - 100.0%	30,158,071,326

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,623	Dec 2024	95,164,605	6,096,126	6,096,126
ICE MSCI EAFE Index Contracts (United States)	579	Dec 2024	72,021,810	932,630	932,630

TOTAL EQUITY INDEX CONTRACTS					7,028,756

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	9,736	Dec 2024	1,112,642,250	(1,697,699)	(1,697,699)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5,954	Dec 2024	654,242,266	197,819	197,819

TOTAL TREASURY CONTRACTS					(1,499,880)

TOTAL PURCHASED					5,528,876

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,457	Dec 2024	423,568,113	(8,016,184)	(8,016,184)

TOTAL FUTURES CONTRACTS					(2,487,308)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $51,404,760.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	30,298,230	333,969,030	320,705,749	1,027,665	(334)	-	43,561,177	0.1%
Total	30,298,230	333,969,030	320,705,749	1,027,665	(334)	-	43,561,177

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,562,294	198,042,750	3,226,948	125,816	44,101	2,673,143	211,095,340
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,026,472	278,120	612,940	152,457	(31,886)	707,153	14,366,919
Fidelity Series All-Sector Equity Fund	502,581,335	9,869,334	31,914,990	-	3,810,353	43,155,154	527,501,186
Fidelity Series Blue Chip Growth Fund	1,386,969,227	220,762,782	152,563,915	123,404,943	51,114,826	(33,784,132)	1,472,498,788
Fidelity Series Canada Fund	766,011,562	35,040,831	39,816,630	-	8,576,228	48,866,437	818,678,428
Fidelity Series Commodity Strategy Fund	191,232,171	59,235,027	181,831,412	5,619,848	(110,807,228)	102,472,805	60,301,363
Fidelity Series Emerging Markets Debt Fund	146,003,052	4,946,884	6,551,551	3,564,588	264,305	5,489,114	150,151,804
Fidelity Series Emerging Markets Debt Local Currency Fund	46,601,981	351,855	1,875,845	-	(22,103)	3,264,795	48,320,683
Fidelity Series Emerging Markets Fund	728,996,659	10,328,401	49,161,840	-	4,150,955	65,562,987	759,877,162
Fidelity Series Emerging Markets Opportunities Fund	2,930,045,676	43,588,761	294,999,173	-	21,482,387	327,489,102	3,027,606,753
Fidelity Series Floating Rate High Income Fund	27,721,692	1,528,329	1,211,900	1,277,002	(2,963)	(245,038)	27,790,120
Fidelity Series Government Money Market Fund 5.03%	512,115	30,807,851	1,102,648	220,642	-	-	30,217,318
Fidelity Series Growth Company Fund	2,586,681,005	161,757,163	299,895,160	-	83,494,079	188,641,507	2,720,678,594
Fidelity Series High Income Fund	149,226,841	10,098,630	6,469,653	4,712,741	168,070	4,591,043	157,614,931
Fidelity Series International Credit Fund	9,983,120	226,214	229,001	226,213	8,925	387,658	10,376,916
Fidelity Series International Developed Markets Bond Index Fund	252,569,129	91,510,678	12,752,495	3,872,835	225,422	5,873,007	337,425,741
Fidelity Series International Growth Fund	2,163,861,459	98,155,486	131,896,419	-	26,841,944	48,415,175	2,205,377,645
Fidelity Series International Small Cap Fund	427,047,943	10,210,399	29,061,580	-	5,710,528	24,333,153	438,240,443
Fidelity Series International Value Fund	2,174,332,933	50,095,706	167,407,588	-	27,873,951	127,686,255	2,212,581,257
Fidelity Series Intrinsic Opportunities Fund	487,230,846	49,663,038	39,973,013	34,063,398	3,101,459	(27,765,897)	472,256,433
Fidelity Series Investment Grade Bond Fund	1,098,244,693	221,773,678	69,856,010	25,175,116	1,748,701	42,251,731	1,294,162,793
Fidelity Series Large Cap Stock Fund	2,436,340,988	220,867,403	158,836,738	130,428,779	39,269,082	79,702,576	2,617,343,311
Fidelity Series Large Cap Value Index Fund	765,384,682	45,416,131	71,682,227	-	9,213,516	44,647,340	792,979,442
Fidelity Series Long-Term Treasury Bond Index Fund	1,524,269,777	90,675,654	226,012,778	24,704,681	(60,744,117)	119,312,778	1,447,501,314
Fidelity Series Opportunistic Insights Fund	1,542,454,054	89,963,570	175,024,589	-	39,015,709	129,031,718	1,625,440,462
Fidelity Series Overseas Fund	2,169,632,884	47,993,083	145,843,355	-	24,639,776	110,575,007	2,206,997,395
Fidelity Series Real Estate Income Fund	27,757,005	1,119,161	1,221,862	867,835	23,115	1,183,881	28,861,300
Fidelity Series Short-Term Credit Fund	819,466	1	815,307	940	18,675	(22,835)	-
Fidelity Series Small Cap Core Fund	68,522,316	2,372,210	7,260,670	319,745	547,755	3,140,998	67,322,609
Fidelity Series Small Cap Discovery Fund	212,532,303	34,929,500	23,406,438	12,430,313	823,606	(14,693,314)	210,185,657
Fidelity Series Small Cap Opportunities Fund	716,166,146	93,228,018	70,963,770	54,145,014	11,201,980	(10,619,292)	739,013,082
Fidelity Series Stock Selector Large Cap Value Fund	1,706,263,209	108,286,164	174,873,761	-	17,076,374	107,301,722	1,764,053,708
Fidelity Series Value Discovery Fund	1,525,579,016	140,000,335	156,849,885	-	16,165,361	66,166,565	1,591,061,392
	28,799,164,051	2,183,123,147	2,735,202,091	425,312,906	225,002,886	1,615,792,296	30,087,880,289

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	51,404,760	-	51,404,760	-

Domestic Equity Funds	14,660,636,027	14,660,636,027	-	-

International Equity Funds	11,669,359,083	11,669,359,083	-	-

Bond Funds	3,727,667,861	3,727,667,861	-	-

Short-Term Funds	73,778,495	73,778,495	-	-
Total Investments in Securities:	30,182,846,226	30,131,441,466	51,404,760	-
Derivative Instruments: Assets
Futures Contracts	7,226,575	7,226,575	-	-
Total Assets	7,226,575	7,226,575	-	-
Liabilities
Futures Contracts	(9,713,883)	(9,713,883)	-	-
Total Liabilities	(9,713,883)	(9,713,883)	-	-
Total Derivative Instruments:	(2,487,308)	(2,487,308)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,028,756	(8,016,184)
Total Equity Risk	7,028,756	(8,016,184)
Interest Rate Risk
Futures Contracts (a)	197,819	(1,697,699)
Total Interest Rate Risk	197,819	(1,697,699)
Total Value of Derivatives	7,226,575	(9,713,883)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $51,393,024)	$51,404,760
Fidelity Central Funds (cost $43,561,177)	43,561,177
Other affiliated issuers (cost $22,097,330,632)	30,087,880,289

Total Investment in Securities (cost $22,192,284,833)		$30,182,846,226
Receivable for investments sold		129,599,563
Receivable for fund shares sold		65,636,640
Distributions receivable from Fidelity Central Funds		186,442
Other receivables		219,544
Total assets		30,378,488,415
Liabilities
Payable for investments purchased	$112,937,967
Payable for fund shares redeemed	82,371,850
Accrued management fee	14,969,962
Payable for daily variation margin on futures contracts	9,917,742
Other payables and accrued expenses	219,568
Total liabilities		220,417,089
Net Assets		$30,158,071,326
Net Assets consist of:
Paid in capital		$21,764,912,699
Total accumulated earnings (loss)		8,393,158,627
Net Assets		$30,158,071,326

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund :
Net Asset Value, offering price and redemption price per share ($9,809,026,018 ÷ 809,258,992 shares)		$12.12
Class K :
Net Asset Value, offering price and redemption price per share ($11,562,081,366 ÷ 952,993,679 shares)		$12.13
Class K6 :
Net Asset Value, offering price and redemption price per share ($8,786,963,942 ÷ 726,910,563 shares)		$12.09
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$113,091,632
Interest		1,270,633
Income from Fidelity Central Funds		1,027,665
Total income		115,389,930
Expenses
Management fee	$89,477,834
Independent trustees' fees and expenses	36,670
Miscellaneous	83
Total expenses before reductions	89,514,587
Expense reductions	(3)
Total expenses after reductions		89,514,584
Net Investment income (loss)		25,875,346
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(234,941,435)
Redemptions in-kind	234,941,926
Fidelity Central Funds	(334)
Other affiliated issuers	225,002,886
Futures contracts	30,685,582
Capital gain distributions from underlying funds:
Affiliated issuers	312,221,274
Total net realized gain (loss)		567,909,899
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,914
Affiliated issuers	1,615,792,296
Futures contracts	(8,587,312)
Total change in net unrealized appreciation (depreciation)		1,607,217,898
Net gain (loss)		2,175,127,797
Net increase (decrease) in net assets resulting from operations		$2,201,003,143
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,875,346	$403,391,157
Net realized gain (loss)	567,909,899	553,155,567
Change in net unrealized appreciation (depreciation)	1,607,217,898	4,183,412,272
Net increase (decrease) in net assets resulting from operations	2,201,003,143	5,139,958,996
Distributions to shareholders	(117,083,211)	(500,907,731)

Share transactions - net increase (decrease)	(782,782,008)	(811,707,783)
Total increase (decrease) in net assets	1,301,137,924	3,827,343,482

Net Assets
Beginning of period	28,856,933,402	25,029,589,920
End of period	$30,158,071,326	$28,856,933,402

Financial Highlights
Fidelity Freedom® 2040 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.30	$9.51	$11.41	$12.43	$8.40	$10.09
Income from Investment Operations
Net investment income (loss) A,B	- C	.14	.19	.26	.10	.15
Net realized and unrealized gain (loss)	.87	1.83	(.99)	.19	4.60	(1.13)
Total from investment operations	.87	1.97	(.80)	.45	4.70	(.98)
Distributions from net investment income	-	(.14)	(.19)	(.28)	(.12)	(.16)
Distributions from net realized gain	(.05)	(.04)	(.91)	(1.20)	(.54)	(.55)
Total distributions	(.05)	(.18)	(1.10)	(1.47) D	(.67) D	(.71)
Net asset value, end of period	$12.12	$11.30	$9.51	$11.41	$12.43	$8.40
Total Return E,F	7.70%	20.90%	(6.69)%	3.14%	57.59%	(10.80)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.73% I	.74%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.73 % I	.74%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.73% I	.74%	.75%	.75%	.75%	.75%
Net investment income (loss)	.07% I	1.44%	1.99%	2.09%	.95%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$9,809,026	$11,022,440	$10,829,761	$11,819,799	$11,610,621	$7,378,482
Portfolio turnover rate J	14 % I,K	16% K	24% K	29%	22%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.30	$9.52	$11.42	$12.42	$8.39	$10.08
Income from Investment Operations
Net investment income (loss) A,B	.01	.15	.20	.27	.11	.16
Net realized and unrealized gain (loss)	.87	1.82	(1.00)	.21	4.59	(1.13)
Total from investment operations	.88	1.97	(.80)	.48	4.70	(.97)
Distributions from net investment income	-	(.15)	(.19)	(.28)	(.13)	(.17)
Distributions from net realized gain	(.05)	(.04)	(.91)	(1.20)	(.54)	(.55)
Total distributions	(.05)	(.19)	(1.10)	(1.48)	(.67)	(.72)
Net asset value, end of period	$12.13	$11.30	$9.52	$11.42	$12.42	$8.39
Total Return C,D	7.78%	20.94%	(6.61)%	3.36%	57.77%	(10.76)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.63% G	.64%	.64%	.64% H	.64%	.64%
Expenses net of fee waivers, if any	.63 % G	.64%	.64%	.64% H	.64%	.64%
Expenses net of all reductions	.63% G	.64%	.64%	.64% H	.64%	.64%
Net investment income (loss)	.17% G	1.54%	2.09%	2.20%	1.05%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$11,562,081	$10,876,258	$8,990,459	$11,362,816	$13,396,654	$9,581,184
Portfolio turnover rate I	14 % G,J	16% J	24% J	29%	22%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.25	$9.47	$11.37	$12.38	$8.37	$10.06
Income from Investment Operations
Net investment income (loss) A,B	.02	.17	.21	.29	.13	.18
Net realized and unrealized gain (loss)	.87	1.82	(.99)	.20	4.57	(1.13)
Total from investment operations	.89	1.99	(.78)	.49	4.70	(.95)
Distributions from net investment income	-	(.17)	(.21)	(.31)	(.15)	(.18)
Distributions from net realized gain	(.05)	(.04)	(.92)	(1.20)	(.55)	(.56)
Total distributions	(.05)	(.21)	(1.12) C	(1.50) C	(.69) C	(.74)
Net asset value, end of period	$12.09	$11.25	$9.47	$11.37	$12.38	$8.37
Total Return D,E	7.91%	21.22%	(6.46)%	3.47%	57.95%	(10.58)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.44% H	.44%	.49%	.49% I	.49%	.49%
Expenses net of fee waivers, if any	.44 % H	.44%	.49%	.49% I	.49%	.49%
Expenses net of all reductions	.44% H	.44%	.49%	.49% I	.49%	.49%
Net investment income (loss)	.35% H	1.74%	2.24%	2.35%	1.20%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$8,786,964	$6,958,236	$5,209,370	$4,715,207	$4,133,969	$2,393,289
Portfolio turnover rate J	14 % H,K	16% K	24% K	29%	22%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.3% 10/3/24 to 12/26/24 (b) (Cost $35,137,119)	35,310,000	35,145,664

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	31,628,508	409,272,894
Fidelity Series Blue Chip Growth Fund (c)	62,828,649	1,144,737,985
Fidelity Series Commodity Strategy Fund (c)	493,152	43,594,656
Fidelity Series Growth Company Fund (c)	84,629,207	2,112,345,016
Fidelity Series Intrinsic Opportunities Fund (c)	32,500,088	365,300,989
Fidelity Series Large Cap Stock Fund (c)	88,743,359	2,034,885,219
Fidelity Series Large Cap Value Index Fund (c)	35,859,164	614,626,073
Fidelity Series Opportunistic Insights Fund (c)	50,757,522	1,260,816,852
Fidelity Series Small Cap Core Fund (c)	4,173,280	51,915,600
Fidelity Series Small Cap Discovery Fund (c)	13,945,313	164,973,052
Fidelity Series Small Cap Opportunities Fund (c)	37,674,449	572,274,879
Fidelity Series Stock Selector Large Cap Value Fund (c)	90,668,255	1,366,370,597
Fidelity Series Value Discovery Fund (c)	74,200,662	1,237,667,045
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,692,564,418)		11,378,780,857

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	38,578,338	635,771,018
Fidelity Series Emerging Markets Fund (c)	60,141,241	579,160,154
Fidelity Series Emerging Markets Opportunities Fund (c)	115,535,085	2,318,789,164
Fidelity Series International Growth Fund (c)	88,924,929	1,712,694,128
Fidelity Series International Small Cap Fund (c)	16,874,111	316,558,321
Fidelity Series International Value Fund (c)	127,092,519	1,718,290,858
Fidelity Series Overseas Fund (c)	114,492,365	1,713,950,699
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,865,838,273)		8,995,214,342

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	14,806,266	145,693,662
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,304,106	10,393,724
Fidelity Series Emerging Markets Debt Fund (c)	13,523,217	110,484,682
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,600,508	34,672,888
Fidelity Series Floating Rate High Income Fund (c)	2,228,403	19,988,771
Fidelity Series High Income Fund (c)	12,919,080	112,783,572
Fidelity Series International Credit Fund (c)	722,929	6,130,434
Fidelity Series Long-Term Treasury Bond Index Fund (c)	151,902,385	891,666,999
Fidelity Series Real Estate Income Fund (c)	2,056,063	20,766,238
TOTAL BOND FUNDS (Cost $1,594,806,889)		1,352,580,970

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	40,640,032	40,648,160
Fidelity Series Government Money Market Fund 5.03% (c)(e)	17,079,462	17,079,462
TOTAL SHORT-TERM FUNDS (Cost $57,727,622)		57,727,622

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $16,246,074,321)	21,819,449,455
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(18,153,432)
NET ASSETS - 100.0%	21,801,296,023

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,396	Dec 2024	81,854,460	5,243,472	5,243,472
ICE MSCI EAFE Index Contracts (United States)	447	Dec 2024	55,602,330	792,071	792,071

TOTAL EQUITY INDEX CONTRACTS					6,035,543

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6,756	Dec 2024	772,084,125	(1,171,332)	(1,171,332)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,792	Dec 2024	416,675,625	134,960	134,960
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,047	Dec 2024	130,024,313	(1,165,193)	(1,165,193)

TOTAL TREASURY CONTRACTS					(2,201,565)

TOTAL PURCHASED					3,833,978

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	795	Dec 2024	231,116,438	(4,032,126)	(4,032,126)

TOTAL FUTURES CONTRACTS					(198,148)
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,145,664.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	19,774,223	255,102,936	234,228,642	767,871	(357)	-	40,648,160	0.1%
Total	19,774,223	255,102,936	234,228,642	767,871	(357)	-	40,648,160

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,596,736	136,439,399	2,260,520	89,620	32,360	1,885,687	145,693,662
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,984,628	307,369	385,399	109,242	(2,307)	489,433	10,393,724
Fidelity Series All-Sector Equity Fund	378,668,898	12,880,260	18,322,670	-	2,436,645	33,609,761	409,272,894
Fidelity Series Blue Chip Growth Fund	1,048,605,659	194,025,732	110,010,894	95,483,866	31,440,357	(19,322,869)	1,144,737,985
Fidelity Series Canada Fund	572,350,467	44,117,937	24,903,452	-	5,722,051	38,484,015	635,771,018
Fidelity Series Commodity Strategy Fund	135,365,086	44,074,014	129,769,926	4,057,723	(79,240,721)	73,166,203	43,594,656
Fidelity Series Emerging Markets Debt Fund	103,322,631	7,061,785	4,148,303	2,572,247	184,496	4,064,073	110,484,682
Fidelity Series Emerging Markets Debt Local Currency Fund	32,974,415	554,758	1,180,025	-	20,040	2,303,700	34,672,888
Fidelity Series Emerging Markets Fund	538,692,016	14,176,311	25,960,765	-	1,570,597	50,681,995	579,160,154
Fidelity Series Emerging Markets Opportunities Fund	2,173,738,716	63,473,851	182,173,326	-	(691,595)	264,441,518	2,318,789,164
Fidelity Series Floating Rate High Income Fund	19,616,335	1,307,371	758,781	911,114	797	(176,951)	19,988,771
Fidelity Series Government Money Market Fund 5.03%	293,546	17,493,965	708,049	152,658	-	-	17,079,462
Fidelity Series Growth Company Fund	1,957,404,972	159,798,799	212,748,191	-	40,853,704	167,035,732	2,112,345,016
Fidelity Series High Income Fund	105,603,946	7,822,033	4,155,027	3,410,392	111,285	3,401,335	112,783,572
Fidelity Series International Credit Fund	5,887,652	133,402	125,086	133,402	4,144	230,322	6,130,434
Fidelity Series International Developed Markets Bond Index Fund	-	136,540	137,009	-	469	-	-
Fidelity Series International Growth Fund	1,626,652,343	111,020,798	83,453,714	-	16,714,337	41,760,364	1,712,694,128
Fidelity Series International Small Cap Fund	303,348,667	6,995,307	15,157,779	-	3,074,549	18,297,577	316,558,321
Fidelity Series International Value Fund	1,639,789,260	69,229,324	110,335,361	-	15,064,895	104,542,740	1,718,290,858
Fidelity Series Intrinsic Opportunities Fund	368,359,861	43,618,756	27,700,944	26,336,978	793,708	(19,770,392)	365,300,989
Fidelity Series Investment Grade Bond Fund	-	31,900,706	32,077,909	90,398	177,203	-	-
Fidelity Series Large Cap Stock Fund	1,844,818,738	201,940,120	102,698,250	100,387,109	24,186,519	66,638,092	2,034,885,219
Fidelity Series Large Cap Value Index Fund	579,004,702	44,145,211	50,177,335	-	5,972,471	35,681,024	614,626,073
Fidelity Series Long-Term Treasury Bond Index Fund	984,386,482	70,992,571	200,838,965	15,750,928	(67,968,746)	105,095,657	891,666,999
Fidelity Series Opportunistic Insights Fund	1,166,388,875	82,675,366	116,969,780	-	22,208,822	106,513,569	1,260,816,852
Fidelity Series Overseas Fund	1,630,959,820	57,666,261	78,895,668	-	14,411,536	89,808,750	1,713,950,699
Fidelity Series Real Estate Income Fund	19,650,596	1,016,980	765,587	620,722	16,827	847,422	20,766,238
Fidelity Series Short-Term Credit Fund	996,698	1	991,639	1,144	21,600	(26,660)	-
Fidelity Series Small Cap Core Fund	51,810,544	2,762,694	5,484,560	242,824	356,656	2,470,266	51,915,600
Fidelity Series Small Cap Discovery Fund	159,726,486	31,935,414	16,354,709	9,448,037	395,493	(10,729,632)	164,973,052
Fidelity Series Small Cap Opportunities Fund	540,572,134	79,809,029	48,576,109	41,910,194	8,745,823	(8,275,998)	572,274,879
Fidelity Series Stock Selector Large Cap Value Fund	1,291,766,477	97,229,594	119,218,466	-	11,543,535	85,049,457	1,366,370,597
Fidelity Series Value Discovery Fund	1,153,577,786	126,419,362	106,665,028	-	11,828,502	52,506,423	1,237,667,045
	20,453,915,172	1,763,161,020	1,834,109,226	301,708,598	69,986,052	1,290,702,613	21,743,655,631

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	35,145,664	-	35,145,664	-

Domestic Equity Funds	11,378,780,857	11,378,780,857	-	-

International Equity Funds	8,995,214,342	8,995,214,342	-	-

Bond Funds	1,352,580,970	1,352,580,970	-	-

Short-Term Funds	57,727,622	57,727,622	-	-
Total Investments in Securities:	21,819,449,455	21,784,303,791	35,145,664	-
Derivative Instruments: Assets
Futures Contracts	6,170,503	6,170,503	-	-
Total Assets	6,170,503	6,170,503	-	-
Liabilities
Futures Contracts	(6,368,651)	(6,368,651)	-	-
Total Liabilities	(6,368,651)	(6,368,651)	-	-
Total Derivative Instruments:	(198,148)	(198,148)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,035,543	(4,032,126)
Total Equity Risk	6,035,543	(4,032,126)
Interest Rate Risk
Futures Contracts (a)	134,960	(2,336,525)
Total Interest Rate Risk	134,960	(2,336,525)
Total Value of Derivatives	6,170,503	(6,368,651)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $35,137,119)	$35,145,664
Fidelity Central Funds (cost $40,648,160)	40,648,160
Other affiliated issuers (cost $16,170,289,042)	21,743,655,631

Total Investment in Securities (cost $16,246,074,321)		$21,819,449,455
Receivable for investments sold		108,780,524
Receivable for fund shares sold		42,406,307
Distributions receivable from Fidelity Central Funds		166,358
Other receivables		183,421
Total assets		21,970,986,065
Liabilities
Payable for investments purchased	$89,384,071
Payable for fund shares redeemed	61,923,033
Accrued management fee	10,767,879
Payable for daily variation margin on futures contracts	7,431,627
Other payables and accrued expenses	183,432
Total liabilities		169,690,042
Net Assets		$21,801,296,023
Net Assets consist of:
Paid in capital		$16,019,873,880
Total accumulated earnings (loss)		5,781,422,143
Net Assets		$21,801,296,023

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund :
Net Asset Value, offering price and redemption price per share ($5,494,101,569 ÷ 390,151,801 shares)		$14.08
Class K :
Net Asset Value, offering price and redemption price per share ($8,994,223,749 ÷ 638,890,483 shares)		$14.08
Class K6 :
Net Asset Value, offering price and redemption price per share ($7,312,970,705 ÷ 520,997,361 shares)		$14.04
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$60,744,716
Interest		896,061
Income from Fidelity Central Funds		767,871
Total income		62,408,648
Expenses
Management fee	$64,044,218
Independent trustees' fees and expenses	26,170
Interest	964
Miscellaneous	51
Total expenses before reductions	64,071,403
Expense reductions	(9)
Total expenses after reductions		64,071,394
Net Investment income (loss)		(1,662,746)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(163,141,491)
Redemptions in-kind	163,141,655
Fidelity Central Funds	(357)
Other affiliated issuers	69,986,052
Futures contracts	26,524,036
Capital gain distributions from underlying funds:
Affiliated issuers	240,963,882
Total net realized gain (loss)		337,473,777
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,451
Affiliated issuers	1,290,702,613
Futures contracts	(5,847,529)
Total change in net unrealized appreciation (depreciation)		1,284,864,535
Net gain (loss)		1,622,338,312
Net increase (decrease) in net assets resulting from operations		$1,620,675,566
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,662,746)	$267,597,910
Net realized gain (loss)	337,473,777	412,535,235
Change in net unrealized appreciation (depreciation)	1,284,864,535	3,092,926,788
Net increase (decrease) in net assets resulting from operations	1,620,675,566	3,773,059,933
Distributions to shareholders	(42,295,016)	(376,499,483)

Share transactions - net increase (decrease)	(274,998,057)	(47,533,863)
Total increase (decrease) in net assets	1,303,382,493	3,349,026,587

Net Assets
Beginning of period	20,497,913,530	17,148,886,943
End of period	$21,801,296,023	$20,497,913,530

Financial Highlights
Fidelity Freedom® 2045 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.08	$10.93	$13.07	$14.22	$9.54	$11.44
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.16	.21	.30	.12	.17
Net realized and unrealized gain (loss)	1.04	2.21	(1.12)	.22	5.23	(1.29)
Total from investment operations	1.03	2.37	(.91)	.52	5.35	(1.12)
Distributions from net investment income	-	(.15)	(.22)	(.32)	(.14)	(.18)
Distributions from net realized gain	(.03)	(.07)	(1.01)	(1.36)	(.53)	(.61)
Total distributions	(.03)	(.22)	(1.23)	(1.67) C	(.67)	(.78) C
Net asset value, end of period	$14.08	$13.08	$10.93	$13.07	$14.22	$9.54
Total Return D,E	7.87%	21.94%	(6.61)%	3.19%	57.65%	(10.80)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75 % H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.15)% H	1.35%	1.98%	2.10%	.96%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$5,494,102	$6,535,559	$6,387,561	$6,683,617	$6,499,049	$3,945,874
Portfolio turnover rate I	13 % H,J	14% J	22% J	30%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.07	$10.93	$13.07	$14.21	$9.53	$11.43
Income from Investment Operations
Net investment income (loss) A,B	- C	.17	.22	.31	.13	.18
Net realized and unrealized gain (loss)	1.04	2.21	(1.12)	.23	5.23	(1.29)
Total from investment operations	1.04	2.38	(.90)	.54	5.36	(1.11)
Distributions from net investment income	-	(.17)	(.22)	(.32)	(.15)	(.19)
Distributions from net realized gain	(.03)	(.07)	(1.02)	(1.36)	(.53)	(.61)
Total distributions	(.03)	(.24)	(1.24)	(1.68)	(.68)	(.79) D
Net asset value, end of period	$14.08	$13.07	$10.93	$13.07	$14.21	$9.53
Total Return E,F	7.95%	22.03%	(6.54)%	3.32%	57.85%	(10.74)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64% I	.64%	.64%	.64% J	.64%	.64%
Expenses net of fee waivers, if any	.64 % I	.64%	.64%	.64% J	.64%	.64%
Expenses net of all reductions	.64% I	.64%	.64%	.64% J	.64%	.64%
Net investment income (loss)	(.04)% I	1.45%	2.08%	2.20%	1.06%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$8,994,224	$8,239,746	$6,749,769	$8,267,190	$9,496,661	$6,636,812
Portfolio turnover rate K	13 % I,L	14% L	22% L	30%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.01	$10.88	$13.02	$14.17	$9.51	$11.41
Income from Investment Operations
Net investment income (loss) A,B	.01	.19	.24	.33	.15	.20
Net realized and unrealized gain (loss)	1.05	2.20	(1.12)	.23	5.22	(1.28)
Total from investment operations	1.06	2.39	(.88)	.56	5.37	(1.08)
Distributions from net investment income	-	(.19)	(.24)	(.35)	(.17)	(.20)
Distributions from net realized gain	(.03)	(.07)	(1.02)	(1.36)	(.54)	(.61)
Total distributions	(.03)	(.26)	(1.26)	(1.71)	(.71)	(.82) C
Net asset value, end of period	$14.04	$13.01	$10.88	$13.02	$14.17	$9.51
Total Return D,E	8.14%	22.19%	(6.37)%	3.44%	58.05%	(10.57)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.49%	.49% I	.49%	.49%
Expenses net of fee waivers, if any	.45 % H	.45%	.49%	.49% I	.49%	.49%
Expenses net of all reductions	.45% H	.45%	.49%	.49% I	.49%	.49%
Net investment income (loss)	.15% H	1.65%	2.23%	2.35%	1.21%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$7,312,971	$5,722,609	$4,011,557	$3,581,681	$3,234,275	$1,819,682
Portfolio turnover rate J	13 % H,K	14% K	22% K	30%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $31,783,557)	31,940,000	31,791,175

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	28,634,226	370,526,887
Fidelity Series Blue Chip Growth Fund (c)	56,876,412	1,036,288,229
Fidelity Series Commodity Strategy Fund (c)	446,424	39,463,894
Fidelity Series Growth Company Fund (c)	76,610,225	1,912,191,206
Fidelity Series Intrinsic Opportunities Fund (c)	29,423,329	330,718,219
Fidelity Series Large Cap Stock Fund (c)	80,335,405	1,842,090,847
Fidelity Series Large Cap Value Index Fund (c)	32,462,420	556,405,887
Fidelity Series Opportunistic Insights Fund (c)	45,948,027	1,141,348,992
Fidelity Series Small Cap Core Fund (c)	3,778,910	47,009,644
Fidelity Series Small Cap Discovery Fund (c)	12,625,627	149,361,163
Fidelity Series Small Cap Opportunities Fund (c)	34,103,709	518,035,342
Fidelity Series Stock Selector Large Cap Value Fund (c)	82,078,325	1,236,920,356
Fidelity Series Value Discovery Fund (c)	67,171,037	1,120,412,900
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,078,782,870)		10,300,773,566

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	34,922,886	575,529,155
Fidelity Series Emerging Markets Fund (c)	49,993,843	481,440,706
Fidelity Series Emerging Markets Opportunities Fund (c)	106,733,515	2,142,141,655
Fidelity Series International Growth Fund (c)	80,499,002	1,550,410,783
Fidelity Series International Small Cap Fund (c)	15,275,390	286,566,314
Fidelity Series International Value Fund (c)	115,050,049	1,555,476,657
Fidelity Series Overseas Fund (c)	103,643,833	1,551,548,177
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,280,395,955)		8,143,113,447

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	13,421,632	132,068,863
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,180,834	9,411,250
Fidelity Series Emerging Markets Debt Fund (c)	12,246,443	100,053,440
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,255,953	31,354,832
Fidelity Series Floating Rate High Income Fund (c)	2,018,310	18,104,239
Fidelity Series High Income Fund (c)	11,695,250	102,099,530
Fidelity Series International Credit Fund (c)	604,647	5,127,409
Fidelity Series Long-Term Treasury Bond Index Fund (c)	137,509,024	807,177,969
Fidelity Series Real Estate Income Fund (c)	1,861,885	18,805,035
TOTAL BOND FUNDS (Cost $1,447,788,082)		1,224,202,567

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	36,661,620	36,668,953
Fidelity Series Government Money Market Fund 5.03% (c)(e)	15,411,522	15,411,522
TOTAL SHORT-TERM FUNDS (Cost $52,080,475)		52,080,475

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $14,890,830,939)	19,751,961,230
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(16,352,683)
NET ASSETS - 100.0%	19,735,608,547

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,261	Dec 2024	73,938,735	4,736,414	4,736,414
ICE MSCI EAFE Index Contracts (United States)	404	Dec 2024	50,253,560	715,938	715,938

TOTAL EQUITY INDEX CONTRACTS					5,452,352

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6,115	Dec 2024	698,829,844	(1,054,817)	(1,054,817)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,432	Dec 2024	377,117,813	123,239	123,239
CBOT Long Term U.S. Treasury Bond Contracts (United States)	948	Dec 2024	117,729,750	(1,053,256)	(1,053,256)

TOTAL TREASURY CONTRACTS					(1,984,834)

TOTAL PURCHASED					3,467,518

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	720	Dec 2024	209,313,000	(3,648,105)	(3,648,105)

TOTAL FUTURES CONTRACTS					(180,587)
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,791,175.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	17,969,445	230,797,091	212,097,260	699,456	(323)	-	36,668,953	0.1%
Total	17,969,445	230,797,091	212,097,260	699,456	(323)	-	36,668,953

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,693,870	123,615,149	1,977,412	81,244	28,950	1,708,306	132,068,863
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,041,667	320,607	391,143	98,987	(2,125)	442,244	9,411,250
Fidelity Series All-Sector Equity Fund	342,912,438	13,155,393	18,154,134	-	2,514,543	30,098,647	370,526,887
Fidelity Series Blue Chip Growth Fund	949,530,781	179,867,808	104,065,927	86,421,979	29,007,779	(18,052,212)	1,036,288,229
Fidelity Series Canada Fund	518,264,132	42,337,860	25,067,485	-	6,221,874	33,772,774	575,529,155
Fidelity Series Commodity Strategy Fund	122,579,707	40,471,985	118,111,439	3,672,542	(71,012,701)	65,536,342	39,463,894
Fidelity Series Emerging Markets Debt Fund	93,593,976	6,818,910	4,200,435	2,327,711	183,338	3,657,651	100,053,440
Fidelity Series Emerging Markets Debt Local Currency Fund	29,840,574	620,542	1,205,130	-	16,998	2,081,848	31,354,832
Fidelity Series Emerging Markets Fund	487,795,753	11,924,019	65,603,049	-	4,022,739	43,301,244	481,440,706
Fidelity Series Emerging Markets Opportunities Fund	1,968,309,731	66,018,957	130,987,349	-	2,771,683	236,028,633	2,142,141,655
Fidelity Series Floating Rate High Income Fund	17,766,005	1,267,807	770,056	824,561	1,311	(160,828)	18,104,239
Fidelity Series Government Money Market Fund 5.03%	263,754	15,758,530	610,762	137,527	-	-	15,411,522
Fidelity Series Growth Company Fund	1,772,438,983	152,650,864	201,010,669	-	40,993,045	147,118,983	1,912,191,206
Fidelity Series High Income Fund	95,642,829	7,498,219	4,214,014	3,085,497	102,982	3,069,514	102,099,530
Fidelity Series International Credit Fund	4,945,986	112,025	126,510	112,026	3,081	192,827	5,127,409
Fidelity Series International Developed Markets Bond Index Fund	-	519,673	521,459	-	1,786	-	-
Fidelity Series International Growth Fund	1,472,931,821	106,701,711	82,063,357	-	17,956,660	34,883,948	1,550,410,783
Fidelity Series International Small Cap Fund	274,691,205	7,480,563	14,924,829	-	3,057,983	16,261,392	286,566,314
Fidelity Series International Value Fund	1,484,810,124	69,307,975	106,822,299	-	14,903,280	93,277,577	1,555,476,657
Fidelity Series Intrinsic Opportunities Fund	333,545,044	41,000,734	26,615,630	23,839,147	1,100,361	(18,312,290)	330,718,219
Fidelity Series Investment Grade Bond Fund	-	28,807,730	28,967,891	81,646	160,161	-	-
Fidelity Series Large Cap Stock Fund	1,670,460,792	189,936,637	100,599,585	90,690,177	24,973,822	57,319,181	1,842,090,847
Fidelity Series Large Cap Value Index Fund	524,288,255	42,378,839	47,889,527	-	6,196,466	31,431,854	556,405,887
Fidelity Series Long-Term Treasury Bond Index Fund	891,345,154	67,531,134	185,164,743	14,249,634	(61,128,133)	94,594,557	807,177,969
Fidelity Series Opportunistic Insights Fund	1,056,183,422	79,155,956	110,466,747	-	23,416,822	93,059,539	1,141,348,992
Fidelity Series Overseas Fund	1,476,832,691	58,910,296	78,436,335	-	13,331,125	80,910,400	1,551,548,177
Fidelity Series Real Estate Income Fund	17,796,021	1,005,179	777,001	561,935	13,606	767,230	18,805,035
Fidelity Series Short-Term Credit Fund	1,232,687	-	1,226,430	1,415	26,221	(32,478)	-
Fidelity Series Small Cap Core Fund	46,735,192	2,822,102	5,101,574	219,369	338,166	2,215,758	47,009,644
Fidelity Series Small Cap Discovery Fund	144,639,070	29,572,634	15,472,331	8,557,045	390,869	(9,769,079)	149,361,163
Fidelity Series Small Cap Opportunities Fund	489,499,624	74,224,034	46,030,554	37,930,924	7,720,448	(7,378,210)	518,035,342
Fidelity Series Stock Selector Large Cap Value Fund	1,169,678,219	93,152,628	113,170,977	-	12,024,631	75,235,855	1,236,920,356
Fidelity Series Value Discovery Fund	1,044,580,595	119,073,076	101,322,321	-	12,636,931	45,444,619	1,120,412,900
	18,520,870,102	1,674,019,576	1,742,069,104	272,893,366	91,974,702	1,138,705,826	19,683,501,102

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	31,791,175	-	31,791,175	-

Domestic Equity Funds	10,300,773,566	10,300,773,566	-	-

International Equity Funds	8,143,113,447	8,143,113,447	-	-

Bond Funds	1,224,202,567	1,224,202,567	-	-

Short-Term Funds	52,080,475	52,080,475	-	-
Total Investments in Securities:	19,751,961,230	19,720,170,055	31,791,175	-
Derivative Instruments: Assets
Futures Contracts	5,575,591	5,575,591	-	-
Total Assets	5,575,591	5,575,591	-	-
Liabilities
Futures Contracts	(5,756,178)	(5,756,178)	-	-
Total Liabilities	(5,756,178)	(5,756,178)	-	-
Total Derivative Instruments:	(180,587)	(180,587)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,452,352	(3,648,105)
Total Equity Risk	5,452,352	(3,648,105)
Interest Rate Risk
Futures Contracts (a)	123,239	(2,108,073)
Total Interest Rate Risk	123,239	(2,108,073)
Total Value of Derivatives	5,575,591	(5,756,178)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $31,783,557)	$31,791,175
Fidelity Central Funds (cost $36,668,953)	36,668,953
Other affiliated issuers (cost $14,822,378,429)	19,683,501,102

Total Investment in Securities (cost $14,890,830,939)		$19,751,961,230
Receivable for investments sold		94,223,347
Receivable for fund shares sold		48,777,553
Distributions receivable from Fidelity Central Funds		150,188
Other receivables		135,142
Total assets		19,895,247,460
Liabilities
Payable for investments purchased	$78,468,781
Payable for fund shares redeemed	64,558,570
Accrued management fee	9,753,562
Payable for daily variation margin on futures contracts	6,722,848
Other payables and accrued expenses	135,152
Total liabilities		159,638,913
Net Assets		$19,735,608,547
Net Assets consist of:
Paid in capital		$14,669,577,653
Total accumulated earnings (loss)		5,066,030,894
Net Assets		$19,735,608,547

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund :
Net Asset Value, offering price and redemption price per share ($4,806,507,605 ÷ 337,001,412 shares)		$14.26
Class K :
Net Asset Value, offering price and redemption price per share ($8,452,395,714 ÷ 592,745,665 shares)		$14.26
Class K6 :
Net Asset Value, offering price and redemption price per share ($6,476,705,228 ÷ 454,610,057 shares)		$14.25
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$54,936,731
Interest		810,584
Income from Fidelity Central Funds		699,456
Total income		56,446,771
Expenses
Management fee	$57,904,312
Independent trustees' fees and expenses	21,405
Interest	889
Miscellaneous	62
Total expenses before reductions	57,926,668
Expense reductions	(8)
Total expenses after reductions		57,926,660
Net Investment income (loss)		(1,479,889)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(177,259,978)
Redemptions in-kind	177,260,140
Fidelity Central Funds	(323)
Other affiliated issuers	91,974,702
Futures contracts	23,959,699
Capital gain distributions from underlying funds:
Affiliated issuers	217,956,635
Total net realized gain (loss)		333,890,875
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,420
Affiliated issuers	1,138,705,826
Futures contracts	(5,281,334)
Total change in net unrealized appreciation (depreciation)		1,133,432,912
Net gain (loss)		1,467,323,787
Net increase (decrease) in net assets resulting from operations		$1,465,843,898
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,479,889)	$242,964,256
Net realized gain (loss)	333,890,875	432,615,140
Change in net unrealized appreciation (depreciation)	1,133,432,912	2,739,128,185
Net increase (decrease) in net assets resulting from operations	1,465,843,898	3,414,707,581
Distributions to shareholders	(27,976,576)	(330,541,688)

Share transactions - net increase (decrease)	(263,041,159)	(92,334,095)
Total increase (decrease) in net assets	1,174,826,163	2,991,831,798

Net Assets
Beginning of period	18,560,782,384	15,568,950,586
End of period	$19,735,608,547	$18,560,782,384

Financial Highlights
Fidelity Freedom® 2050 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.24	$11.06	$13.20	$14.33	$9.61	$11.52
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.16	.22	.30	.12	.18
Net realized and unrealized gain (loss)	1.05	2.24	(1.14)	.23	5.27	(1.30)
Total from investment operations	1.04	2.40	(.92)	.53	5.39	(1.12)
Distributions from net investment income	-	(.16)	(.22)	(.32)	(.14)	(.18)
Distributions from net realized gain	(.02)	(.06)	(1.00)	(1.34)	(.53)	(.60)
Total distributions	(.02)	(.22)	(1.22)	(1.66)	(.67)	(.79) C
Net asset value, end of period	$14.26	$13.24	$11.06	$13.20	$14.33	$9.61
Total Return D,E	7.87%	21.90%	(6.59)%	3.20%	57.62%	(10.80)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75 % H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.15)% H	1.35%	1.99%	2.10%	.96%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$4,806,508	$5,629,337	$5,490,915	$5,676,102	$5,495,177	$3,373,190
Portfolio turnover rate I	13 % H,J	14% J	22% J	29%	21%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.23	$11.05	$13.19	$14.32	$9.60	$11.50
Income from Investment Operations
Net investment income (loss) A,B	- C	.17	.23	.32	.13	.19
Net realized and unrealized gain (loss)	1.05	2.24	(1.14)	.22	5.27	(1.29)
Total from investment operations	1.05	2.41	(.91)	.54	5.40	(1.10)
Distributions from net investment income	-	(.17)	(.22)	(.33)	(.15)	(.19)
Distributions from net realized gain	(.02)	(.06)	(1.01)	(1.34)	(.53)	(.61)
Total distributions	(.02)	(.23)	(1.23)	(1.67)	(.68)	(.80)
Net asset value, end of period	$14.26	$13.23	$11.05	$13.19	$14.32	$9.60
Total Return D,E	7.95%	22.08%	(6.53)%	3.26%	57.78%	(10.66)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.64%	.64%	.64% I	.64%	.64%
Expenses net of fee waivers, if any	.64 % H	.64%	.64%	.64% I	.64%	.64%
Expenses net of all reductions	.64% H	.64%	.64%	.64% I	.64%	.64%
Net investment income (loss)	(.04)% H	1.45%	2.09%	2.20%	1.06%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$8,452,396	$7,818,363	$6,412,099	$7,763,505	$8,727,043	$5,952,708
Portfolio turnover rate J	13 % H,K	14% K	22% K	29%	21%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$11.03	$13.17	$14.30	$9.59	$11.49
Income from Investment Operations
Net investment income (loss) A,B	.01	.19	.24	.34	.15	.20
Net realized and unrealized gain (loss)	1.06	2.23	(1.13)	.22	5.26	(1.28)
Total from investment operations	1.07	2.42	(.89)	.56	5.41	(1.08)
Distributions from net investment income	-	(.19)	(.24)	(.35)	(.17)	(.21)
Distributions from net realized gain	(.02)	(.06)	(1.01)	(1.34)	(.53)	(.61)
Total distributions	(.02)	(.25)	(1.25)	(1.69)	(.70)	(.82)
Net asset value, end of period	$14.25	$13.20	$11.03	$13.17	$14.30	$9.59
Total Return C,D	8.12%	22.20%	(6.35)%	3.43%	57.97%	(10.49)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.49%	.49% H	.49%	.49%
Expenses net of fee waivers, if any	.45 % G	.45%	.49%	.49% H	.49%	.49%
Expenses net of all reductions	.45% G	.45%	.49%	.49% H	.49%	.49%
Net investment income (loss)	.15% G	1.65%	2.24%	2.35%	1.21%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$6,476,705	$5,113,083	$3,665,937	$3,161,910	$2,710,752	$1,486,348
Portfolio turnover rate I	13 % G,J	14% J	22% J	29%	21%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $19,480,936)	19,580,000	19,485,793

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	17,569,184	227,345,246
Fidelity Series Blue Chip Growth Fund (c)	34,895,360	635,793,463
Fidelity Series Commodity Strategy Fund (c)	273,874	24,210,462
Fidelity Series Growth Company Fund (c)	46,999,033	1,173,095,854
Fidelity Series Intrinsic Opportunities Fund (c)	18,053,836	202,925,120
Fidelity Series Large Cap Stock Fund (c)	49,286,469	1,130,138,739
Fidelity Series Large Cap Value Index Fund (c)	19,918,084	341,395,961
Fidelity Series Opportunistic Insights Fund (c)	28,188,326	700,198,007
Fidelity Series Small Cap Core Fund (c)	2,321,596	28,880,650
Fidelity Series Small Cap Discovery Fund (c)	7,750,071	91,683,338
Fidelity Series Small Cap Opportunities Fund (c)	20,918,887	317,757,893
Fidelity Series Stock Selector Large Cap Value Fund (c)	50,357,284	758,884,266
Fidelity Series Value Discovery Fund (c)	41,211,449	687,406,971
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,711,745,155)		6,319,715,970

International Equity Funds - 41.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	21,424,626	353,077,831
Fidelity Series Emerging Markets Fund (c)	33,423,568	321,868,964
Fidelity Series Emerging Markets Opportunities Fund (c)	64,174,929	1,287,990,825
Fidelity Series International Growth Fund (c)	49,384,982	951,154,762
Fidelity Series International Small Cap Fund (c)	9,371,526	175,809,834
Fidelity Series International Value Fund (c)	70,581,629	954,263,625
Fidelity Series Overseas Fund (c)	63,584,035	951,853,011
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,026,798,533)		4,996,018,852

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	8,271,397	81,390,550
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	725,193	5,779,785
Fidelity Series Emerging Markets Debt Fund (c)	7,533,517	61,548,832
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,992,447	19,187,262
Fidelity Series Floating Rate High Income Fund (c)	1,239,313	11,116,633
Fidelity Series High Income Fund (c)	7,187,834	62,749,788
Fidelity Series International Credit Fund (c)	203,846	1,728,612
Fidelity Series Long-Term Treasury Bond Index Fund (c)	84,361,296	495,200,805
Fidelity Series Real Estate Income Fund (c)	1,143,301	11,547,336
TOTAL BOND FUNDS (Cost $871,084,138)		750,249,603

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	22,295,075	22,299,534
Fidelity Series Government Money Market Fund 5.03% (c)(e)	9,712,639	9,712,639
TOTAL SHORT-TERM FUNDS (Cost $32,012,173)		32,012,173

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,661,120,935)	12,117,482,391
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(9,908,095)
NET ASSETS - 100.0%	12,107,574,296

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	765	Dec 2024	44,855,775	2,873,415	2,873,415
ICE MSCI EAFE Index Contracts (United States)	248	Dec 2024	30,848,720	438,573	438,573

TOTAL EQUITY INDEX CONTRACTS					3,311,988

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,751	Dec 2024	428,668,969	(643,269)	(643,269)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,105	Dec 2024	231,303,320	76,180	76,180
CBOT Long Term U.S. Treasury Bond Contracts (United States)	581	Dec 2024	72,152,938	(642,970)	(642,970)

TOTAL TREASURY CONTRACTS					(1,210,059)

TOTAL PURCHASED					2,101,929

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	443	Dec 2024	128,785,638	(2,242,123)	(2,242,123)

TOTAL FUTURES CONTRACTS					(140,194)
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,485,793.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	10,330,885	141,411,317	129,442,483	435,201	(185)	-	22,299,534	0.0%
Total	10,330,885	141,411,317	129,442,483	435,201	(185)	-	22,299,534

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5,228,969	76,482,952	1,386,378	49,429	20,026	1,044,981	81,390,550
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,442,805	296,311	229,285	60,272	4,418	265,536	5,779,785
Fidelity Series All-Sector Equity Fund	206,387,102	11,630,143	10,583,874	-	1,806,925	18,104,950	227,345,246
Fidelity Series Blue Chip Growth Fund	571,377,160	119,956,989	61,845,594	52,965,778	14,354,042	(8,049,134)	635,793,463
Fidelity Series Canada Fund	311,910,294	31,414,503	14,767,890	-	3,856,355	20,664,569	353,077,831
Fidelity Series Commodity Strategy Fund	73,767,262	25,681,682	71,851,923	2,250,773	(40,481,457)	37,094,898	24,210,462
Fidelity Series Emerging Markets Debt Fund	56,326,523	5,316,598	2,458,497	1,415,791	133,386	2,230,822	61,548,832
Fidelity Series Emerging Markets Debt Local Currency Fund	17,953,017	660,910	710,174	-	15,617	1,267,892	19,187,262
Fidelity Series Emerging Markets Fund	293,615,811	14,837,049	15,445,986	-	1,122,098	27,739,992	321,868,964
Fidelity Series Emerging Markets Opportunities Fund	1,184,417,076	61,615,472	103,644,540	-	2,765,914	142,836,903	1,287,990,825
Fidelity Series Floating Rate High Income Fund	10,690,005	973,925	450,677	501,847	2,638	(99,258)	11,116,633
Fidelity Series Government Money Market Fund 5.03%	159,362	9,947,341	394,064	86,425	-	-	9,712,639
Fidelity Series Growth Company Fund	1,066,506,659	111,657,680	119,577,857	-	24,238,153	90,271,219	1,173,095,854
Fidelity Series High Income Fund	57,557,235	5,711,098	2,470,199	1,879,419	77,490	1,874,164	62,749,788
Fidelity Series International Credit Fund	1,668,907	37,793	44,189	37,794	1,154	64,947	1,728,612
Fidelity Series International Developed Markets Bond Index Fund	-	1,427,573	1,432,479	-	4,906	-	-
Fidelity Series International Growth Fund	886,314,987	80,409,056	48,194,619	-	7,614,988	25,010,350	951,154,762
Fidelity Series International Small Cap Fund	165,528,332	7,248,146	8,825,622	-	986,705	10,872,273	175,809,834
Fidelity Series International Value Fund	893,383,186	57,834,707	63,060,355	-	8,017,052	58,089,035	954,263,625
Fidelity Series Intrinsic Opportunities Fund	200,687,559	28,503,756	15,792,974	14,612,486	(925,760)	(9,547,461)	202,925,120
Fidelity Series Investment Grade Bond Fund	-	17,339,396	17,434,653	49,491	95,257	-	-
Fidelity Series Large Cap Stock Fund	1,005,085,008	135,049,436	60,040,519	55,452,730	12,417,172	37,627,642	1,130,138,739
Fidelity Series Large Cap Value Index Fund	315,463,209	31,474,686	28,668,078	-	3,521,466	19,604,678	341,395,961
Fidelity Series Long-Term Treasury Bond Index Fund	536,305,226	49,157,443	110,936,163	8,668,883	(31,846,571)	52,520,870	495,200,805
Fidelity Series Opportunistic Insights Fund	635,548,831	59,110,339	65,462,520	-	10,084,766	60,916,591	700,198,007
Fidelity Series Overseas Fund	888,662,668	51,429,726	45,984,127	-	8,097,008	49,647,736	951,853,011
Fidelity Series Real Estate Income Fund	10,710,003	815,038	455,078	342,961	13,137	464,236	11,547,336
Fidelity Series Short-Term Credit Fund	1,058,808	(1)	1,053,433	1,215	22,092	(27,466)	-
Fidelity Series Small Cap Core Fund	28,002,859	2,442,475	3,128,885	132,568	179,231	1,384,970	28,880,650
Fidelity Series Small Cap Discovery Fund	87,032,521	19,551,639	9,283,687	5,197,374	440,549	(6,057,684)	91,683,338
Fidelity Series Small Cap Opportunities Fund	294,536,771	50,431,364	27,470,170	23,245,467	3,527,964	(3,268,036)	317,757,893
Fidelity Series Stock Selector Large Cap Value Fund	703,773,123	69,189,532	67,705,910	-	8,898,731	44,728,790	758,884,266
Fidelity Series Value Discovery Fund	628,569,162	83,898,980	60,855,252	-	6,829,734	28,964,347	687,406,971
	11,143,670,440	1,221,533,737	1,041,645,651	166,950,703	45,895,186	706,243,352	12,075,697,064

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	19,485,793	-	19,485,793	-

Domestic Equity Funds	6,319,715,970	6,319,715,970	-	-

International Equity Funds	4,996,018,852	4,996,018,852	-	-

Bond Funds	750,249,603	750,249,603	-	-

Short-Term Funds	32,012,173	32,012,173	-	-
Total Investments in Securities:	12,117,482,391	12,097,996,598	19,485,793	-
Derivative Instruments: Assets
Futures Contracts	3,388,168	3,388,168	-	-
Total Assets	3,388,168	3,388,168	-	-
Liabilities
Futures Contracts	(3,528,362)	(3,528,362)	-	-
Total Liabilities	(3,528,362)	(3,528,362)	-	-
Total Derivative Instruments:	(140,194)	(140,194)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,311,988	(2,242,123)
Total Equity Risk	3,311,988	(2,242,123)
Interest Rate Risk
Futures Contracts (a)	76,180	(1,286,239)
Total Interest Rate Risk	76,180	(1,286,239)
Total Value of Derivatives	3,388,168	(3,528,362)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $19,480,936)	$19,485,793
Fidelity Central Funds (cost $22,299,534)	22,299,534
Other affiliated issuers (cost $9,619,340,465)	12,075,697,064

Total Investment in Securities (cost $9,661,120,935)		$12,117,482,391
Receivable for investments sold		57,876,221
Receivable for fund shares sold		25,895,664
Distributions receivable from Fidelity Central Funds		91,811
Other receivables		13
Total assets		12,201,346,100
Liabilities
Payable for investments purchased	$52,045,108
Payable for fund shares redeemed	31,726,614
Accrued management fee	5,885,179
Payable for daily variation margin on futures contracts	4,114,883
Other payables and accrued expenses	20
Total liabilities		93,771,804
Net Assets		$12,107,574,296
Net Assets consist of:
Paid in capital		$9,558,119,096
Total accumulated earnings (loss)		2,549,455,200
Net Assets		$12,107,574,296

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund :
Net Asset Value, offering price and redemption price per share ($2,410,379,417 ÷ 146,055,051 shares)		$16.50
Class K :
Net Asset Value, offering price and redemption price per share ($5,401,352,914 ÷ 327,151,891 shares)		$16.51
Class K6 :
Net Asset Value, offering price and redemption price per share ($4,295,841,965 ÷ 260,361,737 shares)		$16.50
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$33,524,195
Interest		501,246
Income from Fidelity Central Funds		435,201
Total income		34,460,642
Expenses
Management fee	$34,733,413
Independent trustees' fees and expenses	14,333
Total expenses before reductions	34,747,746
Expense reductions	(38)
Total expenses after reductions		34,747,708
Net Investment income (loss)		(287,066)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(96,027,226)
Redemptions in-kind	96,027,283
Fidelity Central Funds	(185)
Other affiliated issuers	45,895,186
Futures contracts	14,706,380
Capital gain distributions from underlying funds:
Affiliated issuers	133,426,508
Total net realized gain (loss)		194,027,946
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,354
Affiliated issuers	706,243,352
Futures contracts	(3,189,773)
Total change in net unrealized appreciation (depreciation)		703,058,933
Net gain (loss)		897,086,879
Net increase (decrease) in net assets resulting from operations		$896,799,813
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(287,066)	$142,844,273
Net realized gain (loss)	194,027,946	226,697,359
Change in net unrealized appreciation (depreciation)	703,058,933	1,648,690,764
Net increase (decrease) in net assets resulting from operations	896,799,813	2,018,232,396
Distributions to shareholders	(18,264,491)	(207,842,273)

Share transactions - net increase (decrease)	61,289,247	477,153,085
Total increase (decrease) in net assets	939,824,569	2,287,543,208

Net Assets
Beginning of period	11,167,749,727	8,880,206,519
End of period	$12,107,574,296	$11,167,749,727

Financial Highlights
Fidelity Freedom® 2055 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.32	$12.82	$15.24	$16.46	$10.95	$13.10
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.18	.25	.35	.14	.20
Net realized and unrealized gain (loss)	1.22	2.59	(1.31)	.25	6.02	(1.49)
Total from investment operations	1.21	2.77	(1.06)	.60	6.16	(1.29)
Distributions from net investment income	-	(.18)	(.25)	(.37)	(.16)	(.20)
Distributions from net realized gain	(.03)	(.09)	(1.11)	(1.46)	(.50)	(.66)
Total distributions	(.03)	(.27)	(1.36)	(1.82) C	(.65) C	(.86)
Net asset value, end of period	$16.50	$15.32	$12.82	$15.24	$16.46	$10.95
Total Return D,E	7.88%	21.87%	(6.60)%	3.21%	57.70%	(10.85)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75 % H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.14)% H	1.35%	2.00%	2.12%	.97%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$2,410,379	$2,974,387	$2,870,981	$2,747,697	$2,561,622	$1,500,450
Portfolio turnover rate I	13 % H,J	13% J	21% J	29%	21%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.32	$12.82	$15.24	$16.45	$10.95	$13.09
Income from Investment Operations
Net investment income (loss) A,B	- C	.20	.27	.37	.15	.21
Net realized and unrealized gain (loss)	1.22	2.59	(1.32)	.25	6.01	(1.48)
Total from investment operations	1.22	2.79	(1.05)	.62	6.16	(1.27)
Distributions from net investment income	-	(.20)	(.26)	(.38)	(.17)	(.21)
Distributions from net realized gain	(.03)	(.09)	(1.11)	(1.46)	(.50)	(.66)
Total distributions	(.03)	(.29)	(1.37)	(1.83) D	(.66) D	(.87)
Net asset value, end of period	$16.51	$15.32	$12.82	$15.24	$16.45	$10.95
Total Return E,F	7.94%	22.05%	(6.53)%	3.33%	57.70%	(10.70)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64% I	.65%	.64%	.64% J	.64%	.64%
Expenses net of fee waivers, if any	.64 % I	.65%	.64%	.64% J	.64%	.64%
Expenses net of all reductions	.64% I	.65%	.64%	.64% J	.64%	.64%
Net investment income (loss)	(.04)% I	1.46%	2.10%	2.22%	1.07%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$5,401,353	$4,871,704	$3,828,961	$4,350,522	$4,567,253	$2,984,272
Portfolio turnover rate K	13 % I,L	13% L	21% L	29%	21%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.29	$12.79	$15.22	$16.43	$10.93	$13.08
Income from Investment Operations
Net investment income (loss) A,B	.01	.22	.28	.39	.17	.23
Net realized and unrealized gain (loss)	1.23	2.59	(1.31)	.26	6.01	(1.48)
Total from investment operations	1.24	2.81	(1.03)	.65	6.18	(1.25)
Distributions from net investment income	-	(.22)	(.28)	(.40)	(.19)	(.23)
Distributions from net realized gain	(.03)	(.09)	(1.12)	(1.46)	(.50)	(.67)
Total distributions	(.03)	(.31)	(1.40)	(1.86)	(.68) C	(.90)
Net asset value, end of period	$16.50	$15.29	$12.79	$15.22	$16.43	$10.93
Total Return D,E	8.09%	22.25%	(6.42)%	3.51%	58.01%	(10.61)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.49%	.49% I	.49%	.49%
Expenses net of fee waivers, if any	.45 % H	.45%	.49%	.49% I	.49%	.49%
Expenses net of all reductions	.45% H	.45%	.49%	.49% I	.49%	.49%
Net investment income (loss)	.15% H	1.65%	2.25%	2.37%	1.22%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$4,295,842	$3,321,659	$2,180,264	$1,748,523	$1,474,416	$745,795
Portfolio turnover rate J	13 % H,K	13% K	21% K	29%	21%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $10,037,236)	10,090,000	10,039,831

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	9,083,183	117,536,390
Fidelity Series Blue Chip Growth Fund (c)	18,039,475	328,679,225
Fidelity Series Commodity Strategy Fund (c)	141,574	12,515,142
Fidelity Series Growth Company Fund (c)	24,295,126	606,406,354
Fidelity Series Intrinsic Opportunities Fund (c)	9,334,366	104,918,269
Fidelity Series Large Cap Stock Fund (c)	25,478,490	584,221,764
Fidelity Series Large Cap Value Index Fund (c)	10,297,286	176,495,475
Fidelity Series Opportunistic Insights Fund (c)	14,571,349	361,952,302
Fidelity Series Small Cap Core Fund (c)	1,200,866	14,938,772
Fidelity Series Small Cap Discovery Fund (c)	4,008,181	47,416,785
Fidelity Series Small Cap Opportunities Fund (c)	10,812,954	164,248,768
Fidelity Series Stock Selector Large Cap Value Fund (c)	26,032,568	392,310,801
Fidelity Series Value Discovery Fund (c)	21,304,777	355,363,685
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,584,825,327)		3,267,003,732

International Equity Funds - 41.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	11,075,039	182,516,647
Fidelity Series Emerging Markets Fund (c)	17,285,856	166,462,793
Fidelity Series Emerging Markets Opportunities Fund (c)	33,178,379	665,890,068
Fidelity Series International Growth Fund (c)	25,528,804	491,684,771
Fidelity Series International Small Cap Fund (c)	4,844,850	90,889,381
Fidelity Series International Value Fund (c)	36,486,020	493,290,988
Fidelity Series Overseas Fund (c)	32,868,775	492,045,566
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,168,132,666)		2,582,780,214

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	4,292,151	42,234,767
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	375,451	2,992,341
Fidelity Series Emerging Markets Debt Fund (c)	3,908,310	31,930,894
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,025,703	9,877,515
Fidelity Series Floating Rate High Income Fund (c)	641,909	5,757,924
Fidelity Series High Income Fund (c)	3,723,508	32,506,227
Fidelity Series International Credit Fund (c)	29,347	248,864
Fidelity Series Long-Term Treasury Bond Index Fund (c)	43,609,393	255,987,135
Fidelity Series Real Estate Income Fund (c)	591,958	5,978,776
TOTAL BOND FUNDS (Cost $437,830,108)		387,514,443

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	11,371,956	11,374,230
Fidelity Series Government Money Market Fund 5.03% (c)(e)	5,173,122	5,173,122
TOTAL SHORT-TERM FUNDS (Cost $16,547,352)		16,547,352

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,217,372,689)	6,263,885,572
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,086,660)
NET ASSETS - 100.0%	6,258,798,912

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	392	Dec 2024	22,984,920	1,472,394	1,472,394
ICE MSCI EAFE Index Contracts (United States)	128	Dec 2024	15,921,920	223,836	223,836

TOTAL EQUITY INDEX CONTRACTS					1,696,230

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,937	Dec 2024	221,362,781	(330,799)	(330,799)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,087	Dec 2024	119,442,617	39,273	39,273
CBOT Long Term U.S. Treasury Bond Contracts (United States)	300	Dec 2024	37,256,250	(331,919)	(331,919)

TOTAL TREASURY CONTRACTS					(623,445)

TOTAL PURCHASED					1,072,785

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	229	Dec 2024	66,573,163	(1,158,222)	(1,158,222)

TOTAL FUTURES CONTRACTS					(85,437)
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,039,831.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	5,060,072	72,040,995	65,726,755	224,811	(82)	-	11,374,230	0.0%
Total	5,060,072	72,040,995	65,726,755	224,811	(82)	-	11,374,230

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,621,908	39,821,182	756,864	25,202	11,888	536,653	42,234,767
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,729,034	243,208	118,971	30,725	2,610	136,460	2,992,341
Fidelity Series All-Sector Equity Fund	103,456,206	9,289,686	5,393,151	-	892,360	9,291,289	117,536,390
Fidelity Series Blue Chip Growth Fund	286,371,241	70,791,567	31,357,225	27,278,383	5,586,202	(2,712,560)	328,679,225
Fidelity Series Canada Fund	156,335,253	21,294,551	7,738,226	-	1,972,055	10,653,014	182,516,647
Fidelity Series Commodity Strategy Fund	36,981,141	14,162,429	36,863,295	1,159,149	(18,469,455)	16,704,322	12,515,142
Fidelity Series Emerging Markets Debt Fund	28,242,450	3,739,234	1,273,698	720,795	77,546	1,145,362	31,930,894
Fidelity Series Emerging Markets Debt Local Currency Fund	8,994,633	594,950	370,393	-	10,758	647,567	9,877,515
Fidelity Series Emerging Markets Fund	147,177,784	12,497,789	7,937,620	-	629,554	14,095,286	166,462,793
Fidelity Series Emerging Markets Opportunities Fund	593,607,099	50,346,954	52,401,955	-	3,141,468	71,196,502	665,890,068
Fidelity Series Floating Rate High Income Fund	5,359,574	680,884	233,605	255,920	2,628	(51,557)	5,757,924
Fidelity Series Government Money Market Fund 5.03%	81,169	5,295,420	203,467	45,716	-	-	5,173,122
Fidelity Series Growth Company Fund	534,506,206	74,299,743	60,663,296	-	10,651,487	47,612,214	606,406,354
Fidelity Series High Income Fund	28,856,126	3,923,140	1,281,504	958,785	44,300	964,165	32,506,227
Fidelity Series International Credit Fund	240,874	5,451	6,983	5,452	(94)	9,616	248,864
Fidelity Series International Developed Markets Bond Index Fund	-	1,234,399	1,238,641	-	4,242	-	-
Fidelity Series International Growth Fund	444,205,149	54,972,667	24,417,418	-	3,822,854	13,101,519	491,684,771
Fidelity Series International Small Cap Fund	83,068,824	6,292,974	4,583,467	-	480,940	5,630,110	90,889,381
Fidelity Series International Value Fund	447,721,642	44,019,788	32,306,140	-	4,067,952	29,787,746	493,290,988
Fidelity Series Intrinsic Opportunities Fund	100,574,446	17,817,368	8,125,568	7,526,715	(611,839)	(4,736,138)	104,918,269
Fidelity Series Investment Grade Bond Fund	-	8,774,236	8,821,416	25,241	47,180	-	-
Fidelity Series Large Cap Stock Fund	503,699,878	85,738,456	30,627,798	28,477,120	5,808,646	19,602,582	584,221,764
Fidelity Series Large Cap Value Index Fund	158,101,316	21,289,168	14,840,345	-	2,038,472	9,906,864	176,495,475
Fidelity Series Long-Term Treasury Bond Index Fund	268,770,859	32,308,005	55,841,586	4,415,746	(11,828,901)	22,578,758	255,987,135
Fidelity Series Opportunistic Insights Fund	318,532,284	40,248,415	33,053,148	-	4,410,477	31,814,274	361,952,302
Fidelity Series Overseas Fund	445,382,051	40,454,976	23,468,852	-	4,214,378	25,463,013	492,045,566
Fidelity Series Real Estate Income Fund	5,369,464	600,530	235,966	175,565	5,814	238,934	5,978,776
Fidelity Series Short-Term Credit Fund	826,408	-	822,213	948	17,099	(21,294)	-
Fidelity Series Small Cap Core Fund	13,938,584	1,814,070	1,615,877	66,762	72,470	729,525	14,938,772
Fidelity Series Small Cap Discovery Fund	43,621,543	11,388,771	4,796,096	2,638,651	(61,823)	(2,735,610)	47,416,785
Fidelity Series Small Cap Opportunities Fund	147,618,727	30,476,403	13,988,581	11,971,282	1,953,269	(1,811,050)	164,248,768
Fidelity Series Stock Selector Large Cap Value Fund	352,696,194	46,975,664	35,066,446	-	3,566,427	24,138,962	392,310,801
Fidelity Series Value Discovery Fund	315,032,776	53,300,933	31,541,441	-	2,815,621	15,755,796	355,363,685
	5,584,720,843	804,693,011	531,991,252	85,778,157	25,376,585	359,672,324	6,242,471,511

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	10,039,831	-	10,039,831	-

Domestic Equity Funds	3,267,003,732	3,267,003,732	-	-

International Equity Funds	2,582,780,214	2,582,780,214	-	-

Bond Funds	387,514,443	387,514,443	-	-

Short-Term Funds	16,547,352	16,547,352	-	-
Total Investments in Securities:	6,263,885,572	6,253,845,741	10,039,831	-
Derivative Instruments: Assets
Futures Contracts	1,735,503	1,735,503	-	-
Total Assets	1,735,503	1,735,503	-	-
Liabilities
Futures Contracts	(1,820,940)	(1,820,940)	-	-
Total Liabilities	(1,820,940)	(1,820,940)	-	-
Total Derivative Instruments:	(85,437)	(85,437)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,696,230	(1,158,222)
Total Equity Risk	1,696,230	(1,158,222)
Interest Rate Risk
Futures Contracts (a)	39,273	(662,718)
Total Interest Rate Risk	39,273	(662,718)
Total Value of Derivatives	1,735,503	(1,820,940)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,037,237)	$10,039,831
Fidelity Central Funds (cost $11,374,230)	11,374,230
Other affiliated issuers (cost $5,195,961,222)	6,242,471,511

Total Investment in Securities (cost $5,217,372,689)		$6,263,885,572
Receivable for investments sold		27,829,259
Receivable for fund shares sold		15,042,722
Distributions receivable from Fidelity Central Funds		46,931
Total assets		6,306,804,484
Liabilities
Payable for investments purchased	$30,258,524
Payable for fund shares redeemed	12,613,645
Accrued management fee	3,013,340
Payable for daily variation margin on futures contracts	2,120,049
Other payables and accrued expenses	14
Total liabilities		48,005,572
Net Assets		$6,258,798,912
Net Assets consist of:
Paid in capital		$5,185,689,824
Total accumulated earnings (loss)		1,073,109,088
Net Assets		$6,258,798,912

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund :
Net Asset Value, offering price and redemption price per share ($1,064,483,013 ÷ 70,395,874 shares)		$15.12
Class K :
Net Asset Value, offering price and redemption price per share ($2,939,200,941 ÷ 194,307,530 shares)		$15.13
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,255,114,958 ÷ 148,939,489 shares)		$15.14
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$17,166,449
Interest		260,227
Income from Fidelity Central Funds		224,811
Total income		17,651,487
Expenses
Management fee	$17,597,768
Independent trustees' fees and expenses	7,254
Total expenses before reductions	17,605,022
Expense reductions	(16)
Total expenses after reductions		17,605,006
Net Investment income (loss)		46,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(46,518,861)
Redemptions in-kind	46,518,870
Fidelity Central Funds	(82)
Other affiliated issuers	25,376,585
Futures contracts	7,589,123
Capital gain distributions from underlying funds:
Affiliated issuers	68,611,708
Total net realized gain (loss)		101,577,343
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,843
Affiliated issuers	359,672,324
Futures contracts	(1,598,766)
Total change in net unrealized appreciation (depreciation)		358,076,401
Net gain (loss)		459,653,744
Net increase (decrease) in net assets resulting from operations		$459,700,225
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,481	$70,414,117
Net realized gain (loss)	101,577,343	108,649,881
Change in net unrealized appreciation (depreciation)	358,076,401	809,926,489
Net increase (decrease) in net assets resulting from operations	459,700,225	988,990,487
Distributions to shareholders	(23,668,376)	(104,606,053)

Share transactions - net increase (decrease)	226,013,380	590,832,874
Total increase (decrease) in net assets	662,045,229	1,475,217,308

Net Assets
Beginning of period	5,596,753,683	4,121,536,375
End of period	$6,258,798,912	$5,596,753,683

Financial Highlights
Fidelity Freedom® 2060 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.07	$11.78	$13.92	$14.89	$9.87	$11.76
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.17	.23	.32	.13	.19
Net realized and unrealized gain (loss)	1.12	2.38	(1.20)	.22	5.43	(1.34)
Total from investment operations	1.11	2.55	(.97)	.54	5.56	(1.15)
Distributions from net investment income	-	(.16)	(.23)	(.33)	(.15)	(.19)
Distributions from net realized gain	(.06)	(.10)	(.94)	(1.18)	(.39)	(.55)
Total distributions	(.06)	(.26)	(1.17)	(1.51)	(.54)	(.74)
Net asset value, end of period	$15.12	$14.07	$11.78	$13.92	$14.89	$9.87
Total Return C,D	7.92%	21.90%	(6.66)%	3.21%	57.57%	(10.80)%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.75% G	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75 % G	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% G	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.14)% G	1.37%	2.03%	2.14%	.99%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,064,483	$1,352,418	$1,234,246	$1,070,581	$891,301	$451,002
Portfolio turnover rate H	12 % G,I	13% I	20% I	28%	18%	25%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.07	$11.79	$13.92	$14.88	$9.86	$11.74
Income from Investment Operations
Net investment income (loss) A,B	- C	.18	.25	.34	.14	.20
Net realized and unrealized gain (loss)	1.12	2.38	(1.21)	.22	5.43	(1.34)
Total from investment operations	1.12	2.56	(.96)	.56	5.57	(1.14)
Distributions from net investment income	-	(.18)	(.24)	(.34)	(.15)	(.19)
Distributions from net realized gain	(.06)	(.10)	(.94)	(1.18)	(.39)	(.55)
Total distributions	(.06)	(.28)	(1.17) D	(1.52)	(.55) D	(.74)
Net asset value, end of period	$15.13	$14.07	$11.79	$13.92	$14.88	$9.86
Total Return E,F	7.99%	21.98%	(6.53)%	3.35%	57.77%	(10.66)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64% I	.65%	.64%	.64% J	.64%	.64%
Expenses net of fee waivers, if any	.64 % I	.65%	.64%	.64% J	.64%	.64%
Expenses net of all reductions	.64% I	.65%	.64%	.64% J	.64%	.64%
Net investment income (loss)	(.04)% I	1.48%	2.13%	2.24%	1.09%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,939,201	$2,554,115	$1,805,653	$1,829,608	$1,714,287	$933,551
Portfolio turnover rate K	12 % I,L	13% L	20% L	28%	18%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.07	$11.78	$13.91	$14.87	$9.85	$11.75
Income from Investment Operations
Net investment income (loss) A,B	.01	.21	.26	.36	.16	.22
Net realized and unrealized gain (loss)	1.12	2.37	(1.20)	.22	5.43	(1.35)
Total from investment operations	1.13	2.58	(.94)	.58	5.59	(1.13)
Distributions from net investment income	-	(.20)	(.25)	(.36)	(.17)	(.21)
Distributions from net realized gain	(.06)	(.10)	(.94)	(1.18)	(.40)	(.56)
Total distributions	(.06)	(.29) C	(1.19)	(1.54)	(.57)	(.77)
Net asset value, end of period	$15.14	$14.07	$11.78	$13.91	$14.87	$9.85
Total Return D,E	8.06%	22.23%	(6.40)%	3.51%	58.07%	(10.65)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.49%	.49% I	.49%	.49%
Expenses net of fee waivers, if any	.45 % H	.45%	.49%	.49% I	.49%	.49%
Expenses net of all reductions	.45% H	.45%	.49%	.49% I	.49%	.49%
Net investment income (loss)	.15% H	1.67%	2.28%	2.39%	1.24%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$2,255,115	$1,690,221	$1,081,638	$759,404	$539,465	$230,693
Portfolio turnover rate J	12 % H,K	13% K	20% K	28%	18%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $2,774,069)	2,790,000	2,774,816

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	2,557,620	33,095,601
Fidelity Series Blue Chip Growth Fund (c)	5,081,056	92,576,839
Fidelity Series Commodity Strategy Fund (c)	39,876	3,525,072
Fidelity Series Growth Company Fund (c)	6,843,000	170,801,292
Fidelity Series Intrinsic Opportunities Fund (c)	2,628,778	29,547,463
Fidelity Series Large Cap Stock Fund (c)	7,176,355	164,553,824
Fidelity Series Large Cap Value Index Fund (c)	2,900,374	49,712,403
Fidelity Series Opportunistic Insights Fund (c)	4,104,194	101,948,188
Fidelity Series Small Cap Core Fund (c)	338,207	4,207,293
Fidelity Series Small Cap Discovery Fund (c)	1,129,182	13,358,228
Fidelity Series Small Cap Opportunities Fund (c)	3,045,500	46,261,139
Fidelity Series Stock Selector Large Cap Value Fund (c)	7,332,560	110,501,681
Fidelity Series Value Discovery Fund (c)	6,000,918	100,095,307
TOTAL DOMESTIC EQUITY FUNDS (Cost $765,509,422)		920,184,330

International Equity Funds - 41.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,119,439	51,408,362
Fidelity Series Emerging Markets Fund (c)	4,868,345	46,882,158
Fidelity Series Emerging Markets Opportunities Fund (c)	9,345,159	187,557,342
Fidelity Series International Growth Fund (c)	7,190,655	138,492,012
Fidelity Series International Small Cap Fund (c)	1,364,981	25,607,039
Fidelity Series International Value Fund (c)	10,276,939	138,944,221
Fidelity Series Overseas Fund (c)	9,258,091	138,593,618
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $629,797,069)		727,484,752

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,208,355	11,890,217
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	106,133	845,884
Fidelity Series Emerging Markets Debt Fund (c)	1,110,578	9,073,425
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	285,577	2,750,109
Fidelity Series Floating Rate High Income Fund (c)	181,699	1,629,840
Fidelity Series High Income Fund (c)	1,053,823	9,199,874
Fidelity Series International Credit Fund (c)	4,740	40,194
Fidelity Series Long-Term Treasury Bond Index Fund (c)	12,283,559	72,104,492
Fidelity Series Real Estate Income Fund (c)	167,373	1,690,464
TOTAL BOND FUNDS (Cost $113,707,038)		109,224,499

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	3,101,564	3,102,184
Fidelity Series Government Money Market Fund 5.03% (c)(e)	1,530,044	1,530,044
TOTAL SHORT-TERM FUNDS (Cost $4,632,228)		4,632,228

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,516,419,826)	1,764,300,625
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,408,507)
NET ASSETS - 100.0%	1,762,892,118

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	107	Dec 2024	6,273,945	401,890	401,890
ICE MSCI EAFE Index Contracts (United States)	36	Dec 2024	4,478,040	61,634	61,634

TOTAL EQUITY INDEX CONTRACTS					463,524

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	545	Dec 2024	62,283,281	(92,060)	(92,060)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	306	Dec 2024	33,624,141	9,437	9,437
CBOT Long Term U.S. Treasury Bond Contracts (United States)	84	Dec 2024	10,431,750	(90,313)	(90,313)

TOTAL TREASURY CONTRACTS					(172,936)

TOTAL PURCHASED					290,588

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	64	Dec 2024	18,605,600	(315,860)	(315,860)

TOTAL FUTURES CONTRACTS					(25,272)
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,774,816.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	1,208,983	19,120,462	17,227,239	58,515	(22)	-	3,102,184	0.0%
Total	1,208,983	19,120,462	17,227,239	58,515	(22)	-	3,102,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	669,102	11,271,597	201,321	6,777	3,315	147,524	11,890,217
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	696,040	146,420	35,110	8,254	1,180	37,354	845,884
Fidelity Series All-Sector Equity Fund	26,357,130	5,482,878	1,526,540	-	263,074	2,519,059	33,095,601
Fidelity Series Blue Chip Growth Fund	72,972,492	27,350,036	8,267,204	7,601,585	1,251,697	(730,182)	92,576,839
Fidelity Series Canada Fund	39,812,784	10,301,956	2,221,431	-	442,896	3,072,157	51,408,362
Fidelity Series Commodity Strategy Fund	9,435,381	4,729,553	10,135,631	323,083	(3,149,346)	2,645,115	3,525,072
Fidelity Series Emerging Markets Debt Fund	7,204,815	1,901,305	376,229	192,603	19,958	323,576	9,073,425
Fidelity Series Emerging Markets Debt Local Currency Fund	2,291,403	386,864	109,040	-	7,304	173,578	2,750,109
Fidelity Series Emerging Markets Fund	37,464,657	7,641,125	2,223,427	-	212,061	3,787,742	46,882,158
Fidelity Series Emerging Markets Opportunities Fund	151,238,252	30,232,146	14,148,010	-	391,568	19,843,386	187,557,342
Fidelity Series Floating Rate High Income Fund	1,366,564	345,126	69,001	68,795	978	(13,827)	1,629,840
Fidelity Series Government Money Market Fund 5.03%	20,866	1,563,322	54,144	13,204	-	-	1,530,044
Fidelity Series Growth Company Fund	136,208,097	34,930,188	16,023,425	-	2,628,281	13,058,151	170,801,292
Fidelity Series High Income Fund	7,360,094	1,935,841	378,274	257,963	15,300	266,913	9,199,874
Fidelity Series International Credit Fund	39,061	883	1,285	883	15	1,520	40,194
Fidelity Series International Developed Markets Bond Index Fund	-	288,072	289,062	-	990	-	-
Fidelity Series International Growth Fund	113,179,201	27,025,662	6,555,938	-	990,665	3,852,422	138,492,012
Fidelity Series International Small Cap Fund	21,208,492	3,996,197	1,302,865	-	140,532	1,564,683	25,607,039
Fidelity Series International Value Fund	114,099,564	24,318,508	8,758,144	-	1,212,751	8,071,542	138,944,221
Fidelity Series Intrinsic Opportunities Fund	25,630,608	7,640,224	2,283,258	2,097,087	(413,907)	(1,026,204)	29,547,463
Fidelity Series Investment Grade Bond Fund	-	2,321,927	2,333,858	6,819	11,931	-	-
Fidelity Series Large Cap Stock Fund	128,364,889	38,012,401	8,666,561	7,806,438	1,334,121	5,508,974	164,553,824
Fidelity Series Large Cap Value Index Fund	40,291,648	10,211,890	4,144,061	-	380,066	2,972,860	49,712,403
Fidelity Series Long-Term Treasury Bond Index Fund	68,495,613	14,954,343	14,394,731	1,183,837	(1,633,716)	4,682,983	72,104,492
Fidelity Series Opportunistic Insights Fund	81,169,030	19,495,811	8,533,436	-	1,117,819	8,698,964	101,948,188
Fidelity Series Overseas Fund	113,475,605	23,261,324	6,372,133	-	1,107,052	7,121,770	138,593,618
Fidelity Series Real Estate Income Fund	1,369,138	324,063	69,646	47,732	2,674	64,235	1,690,464
Fidelity Series Short-Term Credit Fund	440,720	-	438,483	506	9,390	(11,627)	-
Fidelity Series Small Cap Core Fund	3,495,154	950,340	457,964	17,256	19,760	200,003	4,207,293
Fidelity Series Small Cap Discovery Fund	11,111,956	4,271,992	1,337,045	700,252	(30,589)	(658,086)	13,358,228
Fidelity Series Small Cap Opportunities Fund	37,626,465	12,371,324	3,794,779	3,336,811	506,094	(447,965)	46,261,139
Fidelity Series Stock Selector Large Cap Value Fund	89,882,231	22,583,693	9,740,295	-	535,126	7,240,926	110,501,681
Fidelity Series Value Discovery Fund	80,276,092	23,316,490	8,771,787	-	204,829	5,069,683	100,095,307
	1,423,253,144	373,563,501	144,014,118	23,669,885	7,583,869	98,037,229	1,758,423,625

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,774,816	-	2,774,816	-

Domestic Equity Funds	920,184,330	920,184,330	-	-

International Equity Funds	727,484,752	727,484,752	-	-

Bond Funds	109,224,499	109,224,499	-	-

Short-Term Funds	4,632,228	4,632,228	-	-
Total Investments in Securities:	1,764,300,625	1,761,525,809	2,774,816	-
Derivative Instruments: Assets
Futures Contracts	472,961	472,961	-	-
Total Assets	472,961	472,961	-	-
Liabilities
Futures Contracts	(498,233)	(498,233)	-	-
Total Liabilities	(498,233)	(498,233)	-	-
Total Derivative Instruments:	(25,272)	(25,272)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	463,524	(315,860)
Total Equity Risk	463,524	(315,860)
Interest Rate Risk
Futures Contracts (a)	9,437	(182,373)
Total Interest Rate Risk	9,437	(182,373)
Total Value of Derivatives	472,961	(498,233)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,774,069)	$2,774,816
Fidelity Central Funds (cost $3,102,184)	3,102,184
Other affiliated issuers (cost $1,510,543,573)	1,758,423,625

Total Investment in Securities (cost $1,516,419,826)		$1,764,300,625
Receivable for investments sold		6,947,815
Receivable for fund shares sold		7,919,353
Distributions receivable from Fidelity Central Funds		12,860
Total assets		1,779,180,653
Liabilities
Payable for investments purchased	$10,500,511
Payable for fund shares redeemed	4,366,914
Accrued management fee	832,387
Payable for daily variation margin on futures contracts	588,720
Other payables and accrued expenses	3
Total liabilities		16,288,535
Net Assets		$1,762,892,118
Net Assets consist of:
Paid in capital		$1,505,078,133
Total accumulated earnings (loss)		257,813,985
Net Assets		$1,762,892,118

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund :
Net Asset Value, offering price and redemption price per share ($286,215,447 ÷ 20,721,905 shares)		$13.81
Class K :
Net Asset Value, offering price and redemption price per share ($791,050,028 ÷ 57,173,254 shares)		$13.84
Class K6 :
Net Asset Value, offering price and redemption price per share ($685,626,643 ÷ 49,378,695 shares)		$13.89
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,692,614
Interest		71,835
Income from Fidelity Central Funds		58,515
Total income		4,822,964
Expenses
Management fee	$4,688,304
Independent trustees' fees and expenses	1,906
Total expenses before reductions	4,690,210
Expense reductions	(128)
Total expenses after reductions		4,690,082
Net Investment income (loss)		132,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,758,548)
Redemptions in-kind	12,758,537
Fidelity Central Funds	(22)
Other affiliated issuers	7,583,869
Futures contracts	2,087,799
Capital gain distributions from underlying funds:
Affiliated issuers	18,977,271
Total net realized gain (loss)		28,648,906
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	810
Affiliated issuers	98,037,229
Futures contracts	(401,289)
Total change in net unrealized appreciation (depreciation)		97,636,750
Net gain (loss)		126,285,656
Net increase (decrease) in net assets resulting from operations		$126,418,538
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,882	$16,383,318
Net realized gain (loss)	28,648,906	20,653,114
Change in net unrealized appreciation (depreciation)	97,636,750	195,835,171
Net increase (decrease) in net assets resulting from operations	126,418,538	232,871,603
Distributions to shareholders	(8,205,906)	(23,720,348)

Share transactions - net increase (decrease)	218,373,653	420,663,657
Total increase (decrease) in net assets	336,586,285	629,814,912

Net Assets
Beginning of period	1,426,305,833	796,490,921
End of period	$1,762,892,118	$1,426,305,833

Financial Highlights
Fidelity Freedom® 2065 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.87	$10.78	$12.53	$13.10	$8.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.16	.22	.30	.12	.13
Net realized and unrealized gain (loss)	1.02	2.17	(1.09)	.17	4.74	(1.46)
Total from investment operations	1.01	2.33	(.87)	.47	4.86	(1.33)
Distributions from net investment income	-	(.15)	(.20)	(.28)	(.13)	(.12)
Distributions from net realized gain	(.07)	(.09)	(.68)	(.76)	(.15)	(.03)
Total distributions	(.07)	(.24)	(.88)	(1.04)	(.28)	(.15)
Net asset value, end of period	$13.81	$12.87	$10.78	$12.53	$13.10	$8.52
Total Return D,E	7.91%	21.89%	(6.64)%	3.25%	57.49%	(13.60)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.76% H,I
Expenses net of fee waivers, if any	.75 % H	.75%	.75%	.75%	.75%	.76% H,I
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.76% H,I
Net investment income (loss)	(.13)% H	1.42%	2.09%	2.24%	1.07%	1.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$286,215	$348,066	$249,369	$143,463	$68,876	$13,332
Portfolio turnover rate J	12 % H,K	12% K	17% K	23%	13%	33% H

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.89	$10.80	$12.54	$13.11	$8.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.17	.23	.31	.14	.13
Net realized and unrealized gain (loss)	1.02	2.18	(1.08)	.17	4.74	(1.45)
Total from investment operations	1.02	2.35	(.85)	.48	4.88	(1.32)
Distributions from net investment income	-	(.17)	(.21)	(.29)	(.13)	(.13)
Distributions from net realized gain	(.07)	(.09)	(.68)	(.76)	(.16)	(.03)
Total distributions	(.07)	(.26)	(.89)	(1.05)	(.29)	(.16)
Net asset value, end of period	$13.84	$12.89	$10.80	$12.54	$13.11	$8.52
Total Return E,F	7.97%	22.02%	(6.49)%	3.30%	57.72%	(13.55)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.65%	.64%	.64% J	.64%	.65% I,J
Expenses net of fee waivers, if any	.64 % I	.65%	.64%	.64% J	.64%	.65% I,J
Expenses net of all reductions	.64% I	.65%	.64%	.64% J	.64%	.65% I,J
Net investment income (loss)	(.03)% I	1.53%	2.19%	2.34%	1.18%	1.81% I
Supplemental Data
Net assets, end of period (000 omitted)	$791,050	$620,120	$326,070	$213,091	$113,107	$20,387
Portfolio turnover rate K	12 % I,L	12% L	17% L	23%	13%	33% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.92	$10.82	$12.56	$13.13	$8.53	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.20	.25	.33	.15	.15
Net realized and unrealized gain (loss)	1.03	2.17	(1.08)	.17	4.75	(1.46)
Total from investment operations	1.04	2.37	(.83)	.50	4.90	(1.31)
Distributions from net investment income	-	(.18)	(.22)	(.31)	(.14)	(.13)
Distributions from net realized gain	(.07)	(.09)	(.69)	(.76)	(.16)	(.03)
Total distributions	(.07)	(.27)	(.91)	(1.07)	(.30)	(.16)
Net asset value, end of period	$13.89	$12.92	$10.82	$12.56	$13.13	$8.53
Total Return D,E	8.11%	22.20%	(6.32)%	3.43%	57.93%	(13.43)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H	.46%	.49%	.49% I	.49%	.50% H,I
Expenses net of fee waivers, if any	.45 % H	.45%	.49%	.49% I	.49%	.50% H,I
Expenses net of all reductions	.45% H	.45%	.49%	.49% I	.49%	.50% H,I
Net investment income (loss)	.17% H	1.72%	2.34%	2.49%	1.33%	1.97% H
Supplemental Data
Net assets, end of period (000 omitted)	$685,627	$458,119	$221,052	$106,193	$43,461	$6,094
Portfolio turnover rate J	12 % H,K	12% K	17% K	23%	13%	33% H

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2070 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 51.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	1,717	22,222
Fidelity Series Blue Chip Growth Fund (a)	3,410	62,122
Fidelity Series Commodity Strategy Fund (a)	32	2,786
Fidelity Series Growth Company Fund (a)	4,590	114,558
Fidelity Series Intrinsic Opportunities Fund (a)	1,777	19,978
Fidelity Series Large Cap Stock Fund (a)	4,814	110,376
Fidelity Series Large Cap Value Index Fund (a)	1,949	33,409
Fidelity Series Opportunistic Insights Fund (a)	2,753	68,379
Fidelity Series Small Cap Core Fund (a)	233	2,897
Fidelity Series Small Cap Discovery Fund (a)	760	8,995
Fidelity Series Small Cap Opportunities Fund (a)	2,043	31,038
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,924	74,211
Fidelity Series Value Discovery Fund (a)	4,027	67,174
TOTAL DOMESTIC EQUITY FUNDS (Cost $603,661)		618,145

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,153	35,481
Fidelity Series Emerging Markets Fund (a)	3,440	33,127
Fidelity Series Emerging Markets Opportunities Fund (a)	6,645	133,375
Fidelity Series International Growth Fund (a)	4,963	95,592
Fidelity Series International Small Cap Fund (a)	970	18,198
Fidelity Series International Value Fund (a)	7,094	95,914
Fidelity Series Overseas Fund (a)	6,390	95,665
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $483,593)		507,352

Bond Funds - 7.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	887	8,728
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	853	6,800
Fidelity Series Emerging Markets Debt Fund (a)	208	1,701
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	51	487
Fidelity Series Floating Rate High Income Fund (a)	136	1,223
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,339	66,558
Fidelity Series Real Estate Income Fund (a)	120	1,213
TOTAL BOND FUNDS (Cost $84,275)		86,710

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,171,529)	1,212,207
NET OTHER ASSETS (LIABILITIES) - 0.0%	(563)
NET ASSETS - 100.0%	1,211,644

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	500,000	500,000	221	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	8,767	118	2	-	79	8,728
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	8,048	1,441	29	22	171	6,800
Fidelity Series All-Sector Equity Fund	-	25,989	4,306	-	(328)	867	22,222
Fidelity Series Blue Chip Growth Fund	-	78,320	11,895	3,999	(1,705)	(2,598)	62,122
Fidelity Series Canada Fund	-	40,694	6,967	-	(157)	1,911	35,481
Fidelity Series Commodity Strategy Fund	-	9,236	5,978	201	(322)	(150)	2,786
Fidelity Series Emerging Markets Debt Fund	-	2,011	357	10	-	47	1,701
Fidelity Series Emerging Markets Debt Local Currency Fund	-	561	101	-	1	26	487
Fidelity Series Emerging Markets Fund	-	38,769	6,579	-	(557)	1,494	33,127
Fidelity Series Emerging Markets Opportunities Fund	-	154,440	27,259	-	(2,024)	8,218	133,375
Fidelity Series Floating Rate High Income Fund	-	1,463	238	19	(2)	-	1,223
Fidelity Series Growth Company Fund	-	137,114	22,172	-	(2,824)	2,440	114,558
Fidelity Series International Growth Fund	-	112,618	19,195	-	(1,086)	3,255	95,592
Fidelity Series International Small Cap Fund	-	21,443	4,169	-	(99)	1,023	18,198
Fidelity Series International Value Fund	-	112,953	19,742	-	(1,355)	4,058	95,914
Fidelity Series Intrinsic Opportunities Fund	-	24,844	4,406	1,107	(112)	(348)	19,978
Fidelity Series Investment Grade Bond Fund	-	1,951	1,959	4	8	-	-
Fidelity Series Large Cap Stock Fund	-	131,248	21,149	2,925	(1,252)	1,529	110,376
Fidelity Series Large Cap Value Index Fund	-	39,153	7,671	-	17	1,910	33,409
Fidelity Series Long-Term Treasury Bond Index Fund	-	81,539	17,620	396	556	2,083	66,558
Fidelity Series Opportunistic Insights Fund	-	80,849	13,515	-	(1,286)	2,331	68,379
Fidelity Series Overseas Fund	-	112,188	19,248	-	(1,076)	3,801	95,665
Fidelity Series Real Estate Income Fund	-	1,430	248	13	3	28	1,213
Fidelity Series Small Cap Core Fund	-	3,559	802	-	(5)	145	2,897
Fidelity Series Small Cap Discovery Fund	-	10,753	2,129	-	(38)	409	8,995
Fidelity Series Small Cap Opportunities Fund	-	38,414	7,470	1,754	(74)	168	31,038
Fidelity Series Stock Selector Large Cap Value Fund	-	87,445	17,702	-	140	4,328	74,211
Fidelity Series Value Discovery Fund	-	79,648	16,063	-	136	3,453	67,174
	-	1,445,447	260,499	10,459	(13,419)	40,678	1,212,207

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	618,145	618,145	-	-

International Equity Funds	507,352	507,352	-	-

Bond Funds	86,710	86,710	-	-
Total Investments in Securities:	1,212,207	1,212,207	-	-
Fidelity Freedom® 2070 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,171,529)	$1,212,207

Total Investment in Securities (cost $1,171,529)		$1,212,207
Receivable for investments sold		2,088
Receivable for fund shares sold		10,003
Total assets		1,224,298
Liabilities
Payable for investments purchased	$11,884
Payable for fund shares redeemed	208
Accrued management fee	562
Total liabilities		12,654
Net Assets		$1,211,644
Net Assets consist of:
Paid in capital		$1,175,117
Total accumulated earnings (loss)		36,527
Net Assets		$1,211,644

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2070 Fund :
Net Asset Value, offering price and redemption price per share ($979,811 ÷ 92,587 shares)		$10.58
Class K :
Net Asset Value, offering price and redemption price per share ($120,742 ÷ 11,403 shares)		$10.59
Class K6 :
Net Asset Value, offering price and redemption price per share ($111,091 ÷ 10,487 shares)		$10.59
Statement of Operations
For the period June 28, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,825
Income from Fidelity Central Funds		221
Total income		2,046
Expenses
Management fee	$1,411
Total expenses		1,411
Net Investment income (loss)		635
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1)
Affiliated issuers	(13,419)
Capital gain distributions from underlying funds:
Affiliated issuers	8,634
Total net realized gain (loss)		(4,786)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	40,678
Total change in net unrealized appreciation (depreciation)		40,678
Net gain (loss)		35,892
Net increase (decrease) in net assets resulting from operations		$36,527
Statement of Changes in Net Assets

For the period June 28, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$635
Net realized gain (loss)	(4,786)
Change in net unrealized appreciation (depreciation)	40,678
Net increase (decrease) in net assets resulting from operations	36,527

Share transactions - net increase (decrease)	1,175,117
Total increase (decrease) in net assets	1,211,644

Net Assets
Beginning of period	-
End of period	$1,211,644

Financial Highlights
Fidelity Freedom® 2070 Fund

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Net asset value, end of period	$10.58
Total Return D	5.80%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.75% G
Expenses net of fee waivers, if any	.75 % G
Expenses net of all reductions	.75% G
Net investment income (loss)	.26% G
Supplemental Data
Net assets, end of period (000 omitted)	$980
Portfolio turnover rate H	31 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Fidelity Freedom® 2070 Fund Class K

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.58
Total from investment operations	.59
Net asset value, end of period	$10.59
Total Return D	5.90%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.64% G
Expenses net of fee waivers, if any	.64 % G
Expenses net of all reductions	.64% G
Net investment income (loss)	.37% G
Supplemental Data
Net assets, end of period (000 omitted)	$121
Portfolio turnover rate H	31 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Fidelity Freedom® 2070 Fund Class K6

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.58
Total from investment operations	.59
Net asset value, end of period	$10.59
Total Return D	5.90%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.45% G
Expenses net of fee waivers, if any	.45 % G
Expenses net of all reductions	.45% G
Net investment income (loss)	.56% G
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rate H	31 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2024

1. Organization.
Fidelity Freedom Income Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund and Fidelity Freedom 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom 2015 Fund	31,691
Fidelity Freedom 2020 Fund	367,351
Fidelity Freedom 2025 Fund	373,291
Fidelity Freedom 2030 Fund	442,435
Fidelity Freedom 2035 Fund	250,087
Fidelity Freedom 2040 Fund	219,510
Fidelity Freedom 2045 Fund	183,421
Fidelity Freedom 2050 Fund	135,142

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Freedom Income Fund	2,496,002,302	222,286,828	(99,216,257)	123,070,571
Fidelity Freedom 2010 Fund	3,217,554,332	419,928,224	(193,078,439)	226,849,785
Fidelity Freedom 2015 Fund	4,384,687,615	787,098,947	(260,054,349)	527,044,598
Fidelity Freedom 2020 Fund	12,675,718,898	2,905,736,951	(872,420,198)	2,033,316,753
Fidelity Freedom 2025 Fund	18,877,187,661	4,826,283,919	(1,306,548,580)	3,519,735,339
Fidelity Freedom 2030 Fund	27,769,064,597	7,704,903,332	(1,539,652,286)	6,165,251,046
Fidelity Freedom 2035 Fund	23,036,179,336	7,220,018,783	(857,623,751)	6,362,395,032
Fidelity Freedom 2040 Fund	22,286,410,173	8,403,721,950	(509,773,205)	7,893,948,745
Fidelity Freedom 2045 Fund	16,347,230,706	5,757,955,985	(285,935,384)	5,472,020,601
Fidelity Freedom 2050 Fund	14,989,093,201	5,029,876,310	(267,188,868)	4,762,687,442
Fidelity Freedom 2055 Fund	9,739,284,573	2,562,219,764	(184,162,140)	2,378,057,624
Fidelity Freedom 2060 Fund	5,271,024,103	1,099,440,030	(106,663,998)	992,776,032
Fidelity Freedom 2065 Fund	1,532,629,290	257,416,057	(25,769,994)	231,646,063
Fidelity Freedom 2070 Fund	1,185,659	38,163	(11,615)	26,548

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Income Fund	(18,466,463)	(32,786,892)	(51,253,355)
Fidelity Freedom 2005 Fund	(6,527,853)	(8,695,107)	(15,222,960)
Fidelity Freedom 2010 Fund	(4,766,015)	-	(4,766,015)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2024 to March 31, 2024. Loss deferrals were as follows:
Ordinary losses ($)
Fidelity Freedom 2045 Fund	(4,729,024)
Fidelity Freedom 2050 Fund	(4,231,590)
Fidelity Freedom 2055 Fund	(2,313,209)
Fidelity Freedom 2060 Fund	(1,082,932)
Fidelity Freedom 2065 Fund	(259,845)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Freedom Income Fund
Equity Risk
Futures Contracts	(1,280,075)	3,549
Total Equity Risk	(1,280,075)	3,549
Interest Rate Risk
Futures Contracts	4,562,792	(1,064,779)
Total Interest Rate Risk	4,562,792	(1,064,779)
Totals	3,282,717	(1,061,230)
Fidelity Freedom 2010 Fund
Equity Risk
Futures Contracts	(1,846,056)	(34,140)
Total Equity Risk	(1,846,056)	(34,140)
Interest Rate Risk
Futures Contracts	5,541,850	(1,192,008)
Total Interest Rate Risk	5,541,850	(1,192,008)
Totals	3,695,794	(1,226,148)
Fidelity Freedom 2015 Fund
Equity Risk
Futures Contracts	(2,765,335)	35,133
Total Equity Risk	(2,765,335)	35,133
Interest Rate Risk
Futures Contracts	7,765,367	(1,731,012)
Total Interest Rate Risk	7,765,367	(1,731,012)
Totals	5,000,032	(1,695,879)
Fidelity Freedom 2020 Fund
Equity Risk
Futures Contracts	(8,598,862)	220,746
Total Equity Risk	(8,598,862)	220,746
Interest Rate Risk
Futures Contracts	23,675,228	(5,161,925)
Total Interest Rate Risk	23,675,228	(5,161,925)
Totals	15,076,366	(4,941,179)
Fidelity Freedom 2025 Fund
Equity Risk
Futures Contracts	(13,046,920)	421,559
Total Equity Risk	(13,046,920)	421,559
Interest Rate Risk
Futures Contracts	36,071,127	(7,679,804)
Total Interest Rate Risk	36,071,127	(7,679,804)
Totals	23,024,207	(7,258,245)
Fidelity Freedom 2030 Fund
Equity Risk
Futures Contracts	(19,515,148)	725,754
Total Equity Risk	(19,515,148)	725,754
Interest Rate Risk
Futures Contracts	54,230,249	(11,114,595)
Total Interest Rate Risk	54,230,249	(11,114,595)
Totals	34,715,101	(10,388,841)
Fidelity Freedom 2035 Fund
Equity Risk
Futures Contracts	(17,300,610)	568,778
Total Equity Risk	(17,300,610)	568,778
Interest Rate Risk
Futures Contracts	46,901,016	(9,272,707)
Total Interest Rate Risk	46,901,016	(9,272,707)
Totals	29,600,406	(8,703,929)
Fidelity Freedom 2040 Fund
Equity Risk
Futures Contracts	(17,395,623)	795,570
Total Equity Risk	(17,395,623)	795,570
Interest Rate Risk
Futures Contracts	48,081,205	(9,382,882)
Total Interest Rate Risk	48,081,205	(9,382,882)
Totals	30,685,582	(8,587,312)
Fidelity Freedom 2045 Fund
Equity Risk
Futures Contracts	(9,756,541)	3,037,802
Total Equity Risk	(9,756,541)	3,037,802
Interest Rate Risk
Futures Contracts	36,280,577	(8,885,331)
Total Interest Rate Risk	36,280,577	(8,885,331)
Totals	26,524,036	(5,847,529)
Fidelity Freedom 2050 Fund
Equity Risk
Futures Contracts	(8,815,461)	2,737,715
Total Equity Risk	(8,815,461)	2,737,715
Interest Rate Risk
Futures Contracts	32,775,160	(8,019,049)
Total Interest Rate Risk	32,775,160	(8,019,049)
Totals	23,959,699	(5,281,334)
Fidelity Freedom 2055 Fund
Equity Risk
Futures Contracts	(5,368,551)	1,629,732
Total Equity Risk	(5,368,551)	1,629,732
Interest Rate Risk
Futures Contracts	20,074,931	(4,819,505)
Total Interest Rate Risk	20,074,931	(4,819,505)
Totals	14,706,380	(3,189,773)
Fidelity Freedom 2060 Fund
Equity Risk
Futures Contracts	(2,756,872)	814,923
Total Equity Risk	(2,756,872)	814,923
Interest Rate Risk
Futures Contracts	10,345,995	(2,413,689)
Total Interest Rate Risk	10,345,995	(2,413,689)
Totals	7,589,123	(1,598,766)
Fidelity Freedom 2065 Fund
Equity Risk
Futures Contracts	(768,061)	217,558
Total Equity Risk	(768,061)	217,558
Interest Rate Risk
Futures Contracts	2,855,860	(618,847)
Total Interest Rate Risk	2,855,860	(618,847)
Totals	2,087,799	(401,289)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	140,221,564	274,308,993
Fidelity Freedom 2010 Fund	197,221,813	368,749,676
Fidelity Freedom 2015 Fund	280,632,783	676,497,595
Fidelity Freedom 2020 Fund	838,458,859	1,986,026,253
Fidelity Freedom 2025 Fund	1,217,689,788	2,504,556,535
Fidelity Freedom 2030 Fund	1,971,189,832	2,698,122,034
Fidelity Freedom 2035 Fund	2,083,750,434	1,997,503,260
Fidelity Freedom 2040 Fund	2,183,123,147	2,081,375,651
Fidelity Freedom 2045 Fund	1,763,161,020	1,402,319,333
Fidelity Freedom 2050 Fund	1,674,019,576	1,268,083,317
Fidelity Freedom 2055 Fund	1,221,533,736	743,114,378
Fidelity Freedom 2060 Fund	804,693,011	365,296,695
Fidelity Freedom 2065 Fund	373,563,501	92,850,824
Fidelity Freedom 2070 Fund	1,445,447	260,499

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Freedom Income Fund	3,822,266	3,492,319	41,000,259
Fidelity Freedom 2010 Fund	4,037,303	5,786,517	57,540,037
Fidelity Freedom 2015 Fund	5,021,920	9,094,619	58,659,360
Fidelity Freedom 2020 Fund	16,382,374	45,173,854	241,470,105
Fidelity Freedom 2025 Fund	30,832,683	103,161,817	428,648,376
Fidelity Freedom 2030 Fund	39,935,769	191,185,763	709,023,836
Fidelity Freedom 2035 Fund	37,008,679	180,004,041	581,848,508
Fidelity Freedom 2040 Fund	56,703,619	234,941,926	654,101,076
Fidelity Freedom 2045 Fund	32,436,376	163,141,655	431,789,893
Fidelity Freedom 2050 Fund	35,070,808	177,260,140	473,985,787
Fidelity Freedom 2055 Fund	19,125,431	96,027,283	298,531,273
Fidelity Freedom 2060 Fund	11,688,716	46,518,870	166,694,557
Fidelity Freedom 2065 Fund	3,934,837	12,758,537	51,163,294

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Freedom Income Fund	4,961,279	2,214,942	50,795,878
Fidelity Freedom 2010 Fund	3,376,210	2,403,980	45,157,620
Fidelity Freedom 2015 Fund	8,385,661	10,083,513	91,987,308
Fidelity Freedom 2020 Fund	24,621,982	48,532,239	339,165,043
Fidelity Freedom 2025 Fund	49,088,229	120,039,558	628,001,676
Fidelity Freedom 2030 Fund	69,585,705	247,055,499	1,125,753,320
Fidelity Freedom 2035 Fund	64,746,396	233,459,427	917,391,030
Fidelity Freedom 2040 Fund	111,349,574	335,538,186	1,138,237,503
Fidelity Freedom 2045 Fund	68,249,577	249,917,153	803,553,542
Fidelity Freedom 2050 Fund	76,372,956	281,268,301	911,527,805
Fidelity Freedom 2055 Fund	37,776,930	133,937,805	519,740,766
Fidelity Freedom 2060 Fund	24,625,265	66,975,606	311,890,383
Fidelity Freedom 2065 Fund	5,137,053	11,897,111	59,607,622
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund and Fidelity Freedom 2070 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2010 Fund	.474%	.422%
Fidelity Freedom 2015 Fund	.516%	.454%
Fidelity Freedom 2020 Fund	.559%	.489%
Fidelity Freedom 2025 Fund	.601%	.524%
Fidelity Freedom 2030 Fund	.644%	.559%
Fidelity Freedom 2035 Fund	.686%	.594%
Fidelity Freedom 2040 Fund	.729%	.629%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%
Fidelity Freedom 2070 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.24%
Fidelity Freedom 2010 Fund	.25%
Fidelity Freedom 2015 Fund	.26%
Fidelity Freedom 2020 Fund	.29%
Fidelity Freedom 2025 Fund	.33%
Fidelity Freedom 2030 Fund	.36%
Fidelity Freedom 2035 Fund	.40%
Fidelity Freedom 2040 Fund	.44%
Fidelity Freedom 2045 Fund	.45%
Fidelity Freedom 2050 Fund	.45%
Fidelity Freedom 2055 Fund	.45%
Fidelity Freedom 2060 Fund	.45%
Fidelity Freedom 2065 Fund	.45%
Fidelity Freedom 2070 Fund	.45%

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Freedom 2045 Fund	Borrower	6,231,000	5.57%	964
Fidelity Freedom 2050 Fund	Borrower	5,745,000	5.57%	889

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Income Fund	211
Fidelity Freedom 2010 Fund	40
Fidelity Freedom 2015 Fund	34
Fidelity Freedom 2020 Fund	129
Fidelity Freedom 2025 Fund	7
Fidelity Freedom 2030 Fund	2
Fidelity Freedom 2035 Fund	1
Fidelity Freedom 2040 Fund	3
Fidelity Freedom 2045 Fund	9
Fidelity Freedom 2050 Fund	8
Fidelity Freedom 2055 Fund	38
Fidelity Freedom 2060 Fund	16
Fidelity Freedom 2065 Fund	128
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2024	Year ended March 31, 2024
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$16,799,151	$39,913,335
Class K	7,625,696	18,407,334
Class K6	4,457,022	8,011,503
Total	$28,881,869	$66,332,172
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$8,536,930	$66,669,585
Class K	2,868,239	24,328,768
Class K6	1,303,503	8,336,872
Total	$12,708,672	$99,335,225
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$30,550,491	$81,149,283
Class K	12,661,619	42,537,628
Class K6	7,053,289	16,692,182
Total	$50,265,399	$140,379,093
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$102,679,715	$211,585,054
Class K	63,192,537	150,088,946
Class K6	33,061,493	64,758,420
Total	$198,933,745	$426,432,420
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$73,374,048	$195,467,916
Class K	65,870,589	206,980,126
Class K6	42,810,028	104,344,699
Total	$182,054,665	$506,792,741
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$61,776,188	$244,692,165
Class K	57,923,866	264,252,284
Class K6	39,345,168	142,026,733
Total	$159,045,222	$650,971,182
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$44,496,069	$184,501,630
Class K	47,853,048	223,045,751
Class K6	36,620,211	131,640,567
Total	$128,969,328	$539,187,948
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$44,454,506	$180,447,119
Class K	43,542,635	199,009,331
Class K6	29,086,070	121,451,281
Total	$117,083,211	$500,907,731
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$13,395,387	$115,078,883
Class K	16,749,830	161,276,100
Class K6	12,149,799	100,144,500
Total	$42,295,016	$376,499,483
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$8,451,268	$95,134,908
Class K	11,599,188	146,309,518
Class K6	7,926,120	89,097,262
Total	$27,976,576	$330,541,688
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$4,829,114	$54,264,687
Class K	7,844,878	96,102,626
Class K6	5,590,499	57,474,960
Total	$18,264,491	$207,842,273
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$5,690,389	$24,857,606
Class K	10,666,409	49,311,267
Class K6	7,311,578	30,437,180
Total	$23,668,376	$104,606,053
Fidelity Freedom 2065 Fund
Distributions to shareholders
Fidelity Freedom 2065 Fund	$2,008,664	$5,763,905
Class K	3,514,170	10,821,599
Class K6	2,683,072	7,134,844
Total	$8,205,906	$23,720,348
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2024	Year ended March 31, 2024	Six months ended September 30, 2024	Year ended March 31, 2024
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	3,420,417	7,720,989	$36,467,968	$79,219,029
Issued in exchange for the shares of the Acquired Fund(s) (See Reorganization Information note)	31,175,160	-	331,081,065	-
Reinvestment of distributions	1,513,002	3,708,750	16,083,211	38,230,679
Shares redeemed	(22,966,552)	(39,264,609)	(246,041,555)	(401,216,332)
Net increase (decrease)	13,142,027	(27,834,870)	$137,590,689	$(283,766,624)
Class K
Shares sold	7,451,538	20,543,403	$79,746,471	$208,995,109
Issued in exchange for the shares of the Acquired Fund(s) (See Reorganization Information note)	16,810,481	-	178,190,742	-
Reinvestment of distributions	718,534	1,788,758	7,625,694	18,407,331
Shares redeemed	(13,739,560)	(23,359,538)	(145,105,871)	(239,318,157)
Net increase (decrease)	11,240,993	(1,027,377)	$120,457,036	$(11,915,717)
Class K6
Shares sold	10,787,786	8,872,908	$114,728,154	$90,620,788
Issued in exchange for the shares of the Acquired Fund(s) (See Reorganization Information note)	9,022,450	-	95,548,048	-
Reinvestment of distributions	419,890	779,095	4,457,022	8,011,494
Shares redeemed	(4,949,267)	(9,929,296)	(52,596,640)	(101,770,934)
Net increase (decrease)	15,280,859	(277,293)	$162,136,584	$(3,138,652)
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	2,034,032	5,262,874	$28,685,265	$70,492,998
Reinvestment of distributions	598,000	4,733,540	8,252,408	64,374,965
Shares redeemed	(21,853,271)	(46,416,011)	(309,483,284)	(620,614,966)
Net increase (decrease)	(19,221,239)	(36,419,597)	$(272,545,611)	$(485,747,003)
Class K
Shares sold	4,815,823	19,130,397	$68,605,037	$254,727,574
Reinvestment of distributions	207,994	1,789,158	2,868,239	24,328,768
Shares redeemed	(10,418,815)	(21,437,819)	(146,730,966)	(288,016,314)
Net increase (decrease)	(5,394,998)	(518,264)	$(75,257,690)	$(8,959,972)
Class K6
Shares sold	9,285,551	6,735,996	$130,803,449	$90,099,751
Reinvestment of distributions	95,008	616,533	1,303,503	8,336,872
Shares redeemed	(3,712,920)	(7,239,533)	(51,989,753)	(96,248,398)
Net increase (decrease)	5,667,639	112,996	$80,117,199	$2,188,225
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	4,985,221	12,596,403	$57,677,309	$138,199,775
Reinvestment of distributions	2,597,502	7,000,486	29,429,693	78,115,439
Shares redeemed	(45,557,946)	(88,863,029)	(530,976,808)	(970,961,782)
Net increase (decrease)	(37,975,223)	(69,266,140)	$(443,869,806)	$(754,646,568)
Class K
Shares sold	10,924,972	44,869,742	$128,094,016	$488,614,653
Reinvestment of distributions	1,119,507	3,816,436	12,661,619	42,537,628
Shares redeemed	(26,912,237)	(52,132,835)	(306,693,114)	(574,192,894)
Net increase (decrease)	(14,867,758)	(3,446,657)	$(165,937,479)	$(43,040,613)
Class K6
Shares sold	19,268,129	17,100,180	$222,976,426	$187,197,897
Reinvestment of distributions	626,402	1,505,166	7,053,289	16,692,182
Shares redeemed	(8,327,750)	(18,075,265)	(95,845,694)	(196,784,043)
Net increase (decrease)	11,566,781	530,081	$134,184,021	$7,106,036
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	15,465,964	42,428,996	$226,130,839	$582,029,734
Reinvestment of distributions	6,831,013	14,315,982	97,615,190	200,670,851
Shares redeemed	(112,668,701)	(225,140,577)	(1,658,000,583)	(3,078,593,791)
Net increase (decrease)	(90,371,724)	(168,395,599)	$(1,334,254,554)	$(2,295,893,206)
Class K
Shares sold	30,528,030	118,683,062	$451,740,818	$1,617,347,560
Reinvestment of distributions	4,425,248	10,715,145	63,192,537	150,088,946
Shares redeemed	(63,959,238)	(159,042,353)	(930,815,185)	(2,195,015,358)
Net increase (decrease)	(29,005,960)	(29,644,146)	$(415,881,830)	$(427,578,852)
Class K6
Shares sold	50,039,655	53,435,200	$728,695,886	$734,232,235
Reinvestment of distributions	2,326,636	4,645,751	33,061,493	64,758,420
Shares redeemed	(28,089,537)	(60,818,608)	(408,527,103)	(831,728,856)
Net increase (decrease)	24,276,754	(2,737,657)	$353,230,276	$(32,738,201)
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	40,450,473	97,457,942	$557,830,320	$1,240,409,179
Reinvestment of distributions	5,202,721	14,256,536	70,236,741	186,737,222
Shares redeemed	(200,290,110)	(325,812,387)	(2,786,181,890)	(4,128,613,042)
Net increase (decrease)	(154,636,916)	(214,097,909)	$(2,158,114,829)	$(2,701,466,641)
Class K
Shares sold	74,897,929	238,297,873	$1,042,951,138	$3,010,694,571
Reinvestment of distributions	4,886,542	15,834,124	65,870,589	206,980,126
Shares redeemed	(115,645,481)	(284,995,386)	(1,584,916,398)	(3,663,476,314)
Net increase (decrease)	(35,861,010)	(30,863,389)	$(476,094,671)	$(445,801,617)
Class K6
Shares sold	112,888,313	123,621,328	$1,551,169,621	$1,574,426,545
Reinvestment of distributions	3,187,642	8,017,650	42,810,027	104,344,699
Shares redeemed	(57,709,122)	(111,891,488)	(792,339,450)	(1,419,300,404)
Net increase (decrease)	58,366,833	19,747,490	$801,640,198	$259,470,840
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	42,571,129	99,704,516	$748,275,470	$1,599,724,990
Reinvestment of distributions	3,460,575	14,229,810	59,729,521	236,357,145
Shares redeemed	(200,779,134)	(290,247,098)	(3,572,105,744)	(4,635,010,014)
Net increase (decrease)	(154,747,430)	(176,312,772)	$(2,764,100,753)	$(2,798,927,879)
Class K
Shares sold	90,872,314	262,383,476	$1,615,670,031	$4,184,712,146
Reinvestment of distributions	3,357,905	15,928,408	57,923,866	264,252,284
Shares redeemed	(113,634,402)	(266,902,059)	(1,988,161,748)	(4,346,568,594)
Net increase (decrease)	(19,404,183)	11,409,825	$(314,567,851)	$102,395,836
Class K6
Shares sold	126,901,545	146,391,356	$2,230,099,467	$2,352,140,446
Reinvestment of distributions	2,290,173	8,603,434	39,345,168	142,026,733
Shares redeemed	(51,451,920)	(117,244,730)	(901,245,381)	(1,878,021,727)
Net increase (decrease)	77,739,798	37,750,060	$1,368,199,254	$616,145,452
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	43,535,565	101,636,136	$680,553,816	$1,425,640,084
Reinvestment of distributions	2,801,445	12,372,278	42,946,144	177,911,367
Shares redeemed	(181,977,423)	(245,797,138)	(2,876,062,068)	(3,416,999,569)
Net increase (decrease)	(135,640,413)	(131,788,724)	$(2,152,562,108)	$(1,813,448,118)
Class K
Shares sold	97,103,500	261,549,643	$1,531,330,185	$3,634,431,157
Reinvestment of distributions	3,125,607	15,483,913	47,853,047	223,045,751
Shares redeemed	(97,698,427)	(246,422,868)	(1,518,720,160)	(3,518,477,605)
Net increase (decrease)	2,530,680	30,610,688	$60,463,072	$338,999,303
Class K6
Shares sold	131,667,358	163,590,443	$2,051,367,299	$2,296,114,256
Reinvestment of distributions	2,399,752	9,179,421	36,620,211	131,640,567
Shares redeemed	(46,824,492)	(108,146,767)	(728,533,435)	(1,512,536,757)
Net increase (decrease)	87,242,618	64,623,097	$1,359,454,075	$915,218,066
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	54,332,603	129,391,484	$621,042,757	$1,304,240,108
Reinvestment of distributions	3,833,098	17,039,332	43,084,018	174,995,533
Shares redeemed	(224,554,457)	(309,235,054)	(2,597,374,994)	(3,090,797,313)
Net increase (decrease)	(166,388,756)	(162,804,238)	$(1,933,248,219)	$(1,611,561,672)
Class K
Shares sold	122,705,186	328,206,688	$1,420,651,698	$3,285,545,837
Reinvestment of distributions	3,873,900	19,263,197	43,542,635	199,009,331
Shares redeemed	(135,881,677)	(329,586,625)	(1,552,645,768)	(3,390,981,786)
Net increase (decrease)	(9,302,591)	17,883,260	$(88,451,435)	$93,573,382
Class K6
Shares sold	163,344,131	215,245,656	$1,864,889,064	$2,179,312,651
Reinvestment of distributions	2,599,291	11,802,564	29,086,070	121,451,281
Shares redeemed	(57,497,377)	(158,564,446)	(655,057,488)	(1,594,483,425)
Net increase (decrease)	108,446,045	68,483,774	$1,238,917,646	$706,280,507
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	35,922,486	89,747,305	$476,042,239	$1,038,984,329
Reinvestment of distributions	989,557	9,492,307	12,903,818	110,945,876
Shares redeemed	(146,579,910)	(183,796,798)	(1,969,132,814)	(2,105,583,064)
Net increase (decrease)	(109,667,867)	(84,557,186)	$(1,480,186,757)	$(955,652,859)
Class K
Shares sold	91,746,457	226,523,252	$1,231,118,119	$2,602,331,109
Reinvestment of distributions	1,285,482	13,689,485	16,749,830	161,276,100
Shares redeemed	(84,798,986)	(227,285,960)	(1,118,389,357)	(2,695,222,640)
Net increase (decrease)	8,232,953	12,926,777	$129,478,592	$68,384,569
Class K6
Shares sold	119,332,936	152,436,226	$1,577,755,522	$1,779,668,599
Reinvestment of distributions	936,040	8,530,505	12,149,799	100,144,500
Shares redeemed	(38,983,126)	(90,048,760)	(514,195,213)	(1,040,078,672)
Net increase (decrease)	81,285,850	70,917,971	$1,075,710,108	$839,734,427
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	32,558,498	82,045,950	$436,732,440	$962,711,932
Reinvestment of distributions	614,275	7,704,708	8,114,561	91,473,228
Shares redeemed	(121,472,372)	(161,052,052)	(1,654,321,868)	(1,870,435,691)
Net increase (decrease)	(88,299,599)	(71,301,394)	$(1,209,474,867)	$(816,250,531)
Class K
Shares sold	85,079,326	209,126,285	$1,155,714,413	$2,434,312,960
Reinvestment of distributions	878,726	12,237,894	11,599,188	146,309,518
Shares redeemed	(84,319,494)	(210,380,916)	(1,127,248,856)	(2,517,968,094)
Net increase (decrease)	1,638,558	10,983,263	$40,064,745	$62,654,384
Class K6
Shares sold	103,157,884	143,308,469	$1,385,128,823	$1,701,924,199
Reinvestment of distributions	601,375	7,462,223	7,926,120	89,097,262
Shares redeemed	(36,449,165)	(95,933,509)	(486,685,980)	(1,129,759,409)
Net increase (decrease)	67,310,094	54,837,183	$906,368,963	$661,262,052
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	20,416,311	52,009,995	$316,839,174	$705,171,615
Reinvestment of distributions	299,548	3,781,329	4,577,087	51,593,255
Shares redeemed	(68,842,031)	(85,636,324)	(1,085,603,995)	(1,150,195,616)
Net increase (decrease)	(48,126,172)	(29,845,000)	$(764,187,734)	$(393,430,746)
Class K
Shares sold	55,565,762	130,021,340	$872,881,830	$1,752,750,605
Reinvestment of distributions	513,408	6,977,448	7,844,878	96,102,626
Shares redeemed	(47,003,897)	(117,578,623)	(727,065,388)	(1,628,985,816)
Net increase (decrease)	9,075,273	19,420,165	$153,661,320	$219,867,415
Class K6
Shares sold	65,278,746	91,272,250	$1,014,166,361	$1,254,122,050
Reinvestment of distributions	366,350	4,179,022	5,590,499	57,474,960
Shares redeemed	(22,505,664)	(48,681,182)	(347,941,199)	(660,880,594)
Net increase (decrease)	43,139,432	46,770,090	$671,815,661	$650,716,416
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	14,210,337	35,389,895	$202,115,432	$441,316,371
Reinvestment of distributions	383,702	1,882,082	5,371,832	23,534,459
Shares redeemed	(40,309,607)	(45,917,582)	(582,184,637)	(566,050,756)
Net increase (decrease)	(25,715,568)	(8,645,605)	$(374,697,373)	$(101,199,926)
Class K
Shares sold	40,007,139	90,080,309	$574,703,894	$1,117,887,855
Reinvestment of distributions	761,886	3,901,650	10,666,409	49,311,267
Shares redeemed	(28,005,348)	(65,645,406)	(396,998,320)	(834,634,686)
Net increase (decrease)	12,763,677	28,336,553	$188,371,983	$332,564,436
Class K6
Shares sold	42,246,144	59,399,548	$602,999,201	$750,019,328
Reinvestment of distributions	522,256	2,408,648	7,311,578	30,437,180
Shares redeemed	(13,968,365)	(33,509,425)	(197,972,009)	(420,988,144)
Net increase (decrease)	28,800,035	28,298,771	$412,338,770	$359,468,364
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund
Shares sold	7,585,800	16,740,891	$98,762,875	$191,325,043
Reinvestment of distributions	145,031	465,274	1,854,947	5,337,265
Shares redeemed	(14,051,216)	(13,294,725)	(185,271,726)	(150,216,860)
Net increase (decrease)	(6,320,385)	3,911,440	$(84,653,904)	$46,445,448
Class K
Shares sold	18,671,460	35,629,674	$244,916,257	$406,476,362
Reinvestment of distributions	274,330	931,857	3,514,170	10,821,599
Shares redeemed	(9,893,638)	(18,638,895)	(128,392,122)	(217,707,297)
Net increase (decrease)	9,052,152	17,922,636	$120,038,305	$199,590,664
Class K6
Shares sold	19,033,521	23,896,650	$249,503,433	$277,006,637
Reinvestment of distributions	208,962	613,445	2,683,072	7,134,844
Shares redeemed	(5,322,838)	(9,489,480)	(69,197,253)	(109,513,936)
Net increase (decrease)	13,919,645	15,020,615	$182,989,252	$174,627,545
Fidelity Freedom 2070 FundA
Fidelity Freedom 2070 FundA
Shares sold	117,971	-	$1,201,004	$-
Shares redeemed	(25,384)	-	(245,835)	-
Net increase (decrease)	92,587	-	$955,169	$-
Class K
Shares sold	11,403	-	$114,879	$-
Net increase (decrease)	11,403	-	$114,879	$-
Class K6
Shares sold	10,531	-	$105,531	$-
Shares redeemed	(44)	-	(462)	-
Net increase (decrease)	10,487	-	$105,069	$-

A For the period June 28, 2024 (commencement of operations) through September 30, 2024.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Freedom 2070 Fund	44%

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Income Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund

Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-%	-%	19%	16%	-%	-%	-%	-%
Fidelity Series All-Sector Equity Fund	-%	-%	-%	11	11%	14%	11%	-%
Fidelity Series Blue Chip Growth Fund	-%	-%	-%	-%	10%	13%	-%	-%
Fidelity Series Canada Fund	-%	-%	-%	11%	11%	14%	11%	-%
Fidelity Series Commodity Strategy Fund	-%	-%	-%	12%	10%	10%	-%	-%
Fidelity Series Emerging Markets Debt Fund	-%	-%	-%	12%	10%	11%	-%	-%
Fidelity Series Emerging Markets Debt Local Currency Fund	-%	-%	-%	12%	10%	11%	-%	-%
Fidelity Series Emerging Markets Fund	-%	-%	-%	11%	11%	12%	-%	-%
Fidelity Series Emerging Markets Opportunities Fund	-%	-%	-%	11%	10%	12%	-%	-%
Fidelity Series Floating Rate High Income Fund	-%	-%	-%	12%	-%	11%	-%	-%
Fidelity Series Government Money Market Fund	-%	13%	-%	-%	-%	-%	-%	-%
Fidelity Series Growth Company Fund	-%	-%	-%	12%	13%	16%	12%	11%
Fidelity Series High Income Fund	-%	-%	-%	12%	10%	11%	-%	-%
Fidelity Series International Credit Fund	-%	17%	14%	14%	-%	-%	-%	-%
Fidelity Series International Developed Markets Bond Index Fund	-%	-%	-%	12%	-%	-%	-%	-%
Fidelity Series International Growth Fund	-%	-%	-%	11%	11%	14%	11%	-%
Fidelity Series International Small Cap Fund	-%	-%	-%	12%	10%	11%	-%	-%
Fidelity Series International Value Fund	-%	-%	-%	11%	11%	14%	11%	-%
Fidelity Series Intrinsic Opportunities Fund	-%	-%	-%	12%	13%	16%	12%	11%
Fidelity Series Investment Grade Bond Fund	-%	11%	15%	20%	13%	-%	-%	-%
Fidelity Series Large Cap Stock Fund	-%	-%	-%	10%	11%	13	10%	-%
Fidelity Series Large Cap Value Index Fund	-%	-%	-%	-%	-%	10%	-%	-%
Fidelity Series Opportunistic Insights Fund	-%	-%	-%	11%	11%	14%	11%	-%
Fidelity Series Overseas Fund	-%	-%	-%	11%	11%	14%	11%	-%
Fidelity Series Real Estate Income Fund	-%	-%	-%	12%	10%	11%	-%	-%
Fidelity Series Short-Term Credit Fund	11%	-%	-%	-%	-%	-%	-%	-%
Fidelity Series Small Cap Discovery Fund	-%	-%	-%	12%	12%	16%	12%	11%
Fidelity Series Small Cap Opportunities Fund	-%	-%	-%	10%	10%	13%	10%	-%
Fidelity Series Stock Selector Large Cap Value Fund	-%	-%	-%	11%	12%	14%	11%	10%
Fidelity Series Value Discovery Fund	-%	-%	-%	10%	10%	13%	10%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	37%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	50%
Fidelity Series All-Sector Equity Fund	76%
Fidelity Series Blue Chip Growth Fund	72%
Fidelity Series Canada Fund	79%
Fidelity Series Commodity Strategy Fund	71%
Fidelity Series Emerging Markets Debt Fund	72%
Fidelity Series Emerging Markets Debt Local Currency Fund	72%
Fidelity Series Emerging Markets Fund	73%
Fidelity Series Emerging Markets Opportunities Fund	73%
Fidelity Series Floating Rate High Income Fund	71%
Fidelity Series Government Money Market Fund	47%
Fidelity Series Growth Company Fund	88%
Fidelity Series High Income Fund	72%
Fidelity Series International Credit Fund	85%
Fidelity Series International Developed Markets Bond Index Fund	40%
Fidelity Series International Growth Fund	80%
Fidelity Series International Small Cap Fund	71%
Fidelity Series International Value Fund	80%
Fidelity Series Intrinsic Opportunities Fund	88%
Fidelity Series Investment Grade Bond Fund	72%
Fidelity Series Large Cap Stock Fund	74%
Fidelity Series Large Cap Value Index Fund	57%
Fidelity Series Long-Term Treasury Bond Index Fund	43%
Fidelity Series Opportunistic Insights Fund	79%
Fidelity Series Overseas Fund	80%
Fidelity Series Real Estate Income Fund	72%
Fidelity Series Short-Term Credit Fund	37%
Fidelity Series Small Cap Core Fund	34%
Fidelity Series Small Cap Discovery Fund	88%
Fidelity Series Small Cap Opportunities Fund	73%
Fidelity Series Stock Selector Large Cap Value Fund	80%
Fidelity Series Value Discovery Fund	74%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

12. Reorganization Information.
On June 21, 2024, Fidelity Freedom Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Freedom Income Fund. The acquisition was accomplished by an exchange of each class of the Fidelity Freedom Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Freedom Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Freedom Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Freedom 2005 Fund	604,454,401	3,006,454
Fidelity Freedom 2005 Fund			331,081,065	31,175,160	1.0548587571
Class K			178,190,742	16,810,481	1.0544716981
Class K6			95,548,048	9,022,450	1.0513597734

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Freedom Income Fund	2,033,416,070	2,638,235,925

Pro forma results of operations of the combined entity for the entire period ended September 30, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$33,083,254
Total net realized gain (loss)	(13,709,265)
Total change in net unrealized appreciation (depreciation)	119,821,340
Net increase (decrease) in net assets resulting from operations	$139,195,329

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fidelity Freedom Income Fund accompanying Statement of Operations since June 21, 2024.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom 2070 Fund
At its March 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed class-level management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed class-level management fee rates rank above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees that cover expenses for services beyond portfolio management.
The Board also considered that the projected total net expense ratio (including acquired fund fees and expenses) of each class of the fund is equal to or below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.
These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of the fund except by a vote of a majority of the Board of Trustees of the fund.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Series Funds in which the fund invests and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom Income Fund
Fidelity Freedom 2010 Fund
Fidelity Freedom 2015 Fund
Fidelity Freedom 2020 Fund
Fidelity Freedom 2025 Fund
Fidelity Freedom 2030 Fund
Fidelity Freedom 2035 Fund
Fidelity Freedom 2040 Fund
Fidelity Freedom 2045 Fund
Fidelity Freedom 2050 Fund
Fidelity Freedom 2055 Fund
Fidelity Freedom 2060 Fund
Fidelity Freedom 2065 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023 (except Fidelity Freedom Income Fund and Fidelity Freedom 2010 Fund). Further, the information provided to the Board indicated that the total expenses of the retail class of each fund (except Fidelity Freedom 2025 Fund and Fidelity Freedom 2040 Fund) ranked below the competitive median of the similar sales load structure group for 2023. The information provided to the Board indicated that the total expenses of the retail class of each fund (except Fidelity Freedom Income Fund, Fidelity Freedom 2010 Fund, and Fidelity Freedom 2015 Fund) ranked above the competitive median of the total expense asset size peer group for 2023.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. The Board also noted that Fidelity believes the competitive discussion has limited value given that each fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations. The Board further noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.
The Board noted that each fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily due to differences in transfer agent fees.
The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class K6 of the applicable fund (for each fund, except Fidelity Freedom 2065 Fund).
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2025.

1.537284.127
FF-SANN-1124

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024